SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 2-92948)
UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 91
☒
and
REGISTRATION STATEMENT
(NO. 811-04098)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 92
☒
VANGUARD CHESTER FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
☐
immediately upon filing pursuant to paragraph (b)
☒
on January 31, 2022, pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
☐
on (date) pursuant to paragraph (a)(1)
☐
75 days after filing pursuant to paragraph (a)(2)
☐
on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Vanguard PRIMECAP Fund
Prospectus
 January 31, 2022
Investor Shares & Admiral™ Shares
Vanguard PRIMECAP Fund Investor Shares (VPMCX)
Vanguard PRIMECAP Fund Admiral Shares (VPMAX)
 *The Fund is closed to new investors as described within this prospectus.

This prospectus contains financial data for the Fund through the fiscal year ended September 30, 2021.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell Investor Shares or Admiral Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)
	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares	Admiral Shares
Management Fees	0.37%	0.30%
12b-1 Distribution Fee	None	None
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.38%	0.31%
1

Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Shares	$39	$122	$213	$480
Admiral Shares	$32	$100	$174	$393
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Fund's portfolio consists predominantly of large- and mid-capitalization stocks.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:
• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
• Asset concentration risk, which is the chance that, because the Fund tends to invest a high percentage of assets in its ten largest holdings, the Fund's
2

performance may be hurt disproportionately by the poor performance of relatively few stocks.
• Investment style risk, which is the chance that returns from large- and mid-capitalization growth stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.
• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the health care and information technology sectors subject the Fund to proportionately higher exposure to the risks of these sectors.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and another comparative index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
3

Annual Total Returns — Vanguard PRIMECAP Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	17.25%	June 30, 2020
Lowest	-20.17%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard PRIMECAP Fund Investor Shares
Return Before Taxes	21.81%	18.29%	17.52%
Return After Taxes on Distributions	19.03	16.14	15.82
Return After Taxes on Distributions and Sale of Fund Shares	14.72	14.42	14.45
Vanguard PRIMECAP Fund Admiral Shares
Return Before Taxes	21.90%	18.37%	17.61%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	25.66	17.92	16.24
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
4

Investment Advisor
PRIMECAP Management Company (PRIMECAP)
Portfolio Managers
Theo A. Kolokotrones, Chairman of PRIMECAP. He has co-managed the Fund since 1985.
Joel P. Fried, President of PRIMECAP. He has co-managed the Fund since 1988.
Alfred W. Mordecai, Vice Chairman of PRIMECAP. He has co-managed the Fund since 1999.
M. Mohsin Ansari, Executive Vice President of PRIMECAP. He has co-managed the Fund since 2007.
James Marchetti, Executive Vice President of PRIMECAP. He has co-managed the Fund since 2015.
Purchase and Sale of Fund Shares
The Fund is closed to new accounts for investors not enrolled in Vanguard Flagship Services® or Vanguard Personal Advisor Services®. Clients of these services may open new Fund accounts, investing up to $25,000 per Fund account per year as described below, in individual, joint, and/or personal trust registrations.

Current PRIMECAP Fund shareholders may invest up to $25,000 per Fund account per year in the Fund. The $25,000 limit includes the total amount invested during any calendar year in each Fund account. Dividends and capital gains reinvestments do not count toward the $25,000 annual limit. Participants in certain qualified retirement plans may continue to invest in accordance with the terms of their plans. Certain qualifying asset allocation programs may continue to operate in accordance with the program terms.

You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares or Admiral Shares is $3,000 or $50,000, respectively. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares. If you are investing through an intermediary, please contact that firm directly for more
5

information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
6

More on the Fund
This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main principles of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this    symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
Share Class Overview
The Fund offers two separate classes of shares: Investor Shares and Admiral Shares.
Both share classes offered by the Fund have the same investment objective, strategies, and policies. However, different share classes have different expenses; as a result, their investment returns will differ.
Plain Talk About Fund Expenses
All mutual funds have operating expenses. These expenses, which are deducted from a fund’s gross income, are expressed as a percentage of the net assets of the fund. Assuming that operating expenses remain as stated
in the Fees and Expenses section, Vanguard PRIMECAP Fund’s expense ratios would be as follows: for Investor Shares, 0.38%, or $3.80 per $1,000 of average net assets; for Admiral Shares, 0.31%, or $3.10 per $1,000 of average net assets. The average expense ratio for multi-cap growth funds in
2020 was 1.13%, or $11.30 per $1,000 of average net assets (derived from data provided by Lipper, a Thomson Reuters Company, which reports on the mutual fund industry).

7

Plain Talk About Costs of Investing
Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund and any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the principal investment strategies and policies that the Fund uses in pursuit of its investment objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
Market Exposure
The Fund invests mainly in common stocks of companies that the advisor believes have favorable prospects for capital appreciation and that sell at attractive prices but typically produce little current income. The Fund‘s portfolio consists predominantly of large- and mid-capitalization stocks.
Stocks of publicly traded companies are often classified according to market capitalization, which is the market value of a company’s outstanding shares. These classifications typically include small-cap, mid-cap, and large-cap. It is important to understand that there are no “official” definitions of small-, mid-, and large-cap, even among Vanguard fund advisors, and that market capitalization ranges can change over time. The asset-weighted median market capitalization of the Fund's stock holdings as of September 30, 2021, was $137 billion.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The Fund is subject to asset concentration risk, which is the chance that, because the Fund tends to invest a high percentage of assets in its ten largest holdings, the Fund‘s performance may be hurt disproportionately by the poor performance of relatively few stocks.
8

Growth stocks, which are the Fund's primary investments, are likely to be even more volatile in price than the stock market as a whole. Historically, growth funds have tended to outperform in bull markets and underperform in declining markets. Of course, there is no guarantee that this pattern will continue in the future. The Fund also holds a significant number of mid-cap stocks, which tend to be more volatile than the broader markets.

The Fund is subject to investment style risk, which is the chance that returns from large- and mid-capitalization growth stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks. The stock prices of mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.
Plain Talk About Growth Funds and Value Funds
Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally invest in stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields, if any, and above-average prices in relation to measures such as earnings and book value. Value funds typically invest in stocks whose prices are below average in relation to those measures; these stocks often have above-average dividend yields. Value stocks also may remain undervalued by the market for long periods of time. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

Market disruptions can adversely affect local and global markets as well as normal market conditions and operations. Any such disruptions could have an adverse impact on the value of the Fund's investments and Fund performance.
Security Selection
PRIMECAP, advisor to the Fund, selects common stocks that it believes have above-average earnings growth potential that is not reflected in the current market price. Companies selected for stock purchases typically have strong
9

positions within their industries, increasing sales, improving profitability, good long-term prospects for above-average growth in earnings, and strong management teams.
Using careful analysis, the advisor attempts to quantify a company’s “fundamental value,” which is the advisor’s estimate of the financial value of the company. The advisor compares the fundamental value with the market price of the company’s stock. The advisor then decides whether to purchase the stock mainly on the basis of how attractive its market price is in relation to its fundamental value. Although the Fund invests with a long-term horizon of three to five years, the advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true.
PRIMECAP does not try to make investment decisions based on short-term trends in the stock market. If attractively priced stocks cannot be found, the Fund’s cash levels will increase.
Because PRIMECAP’s selections are determined by an analysis of each individual stock, the Fund’s makeup may differ substantially from the overall market’s characteristics. For example, the proportion of the Fund’s assets invested in a particular industry may be significantly larger or smaller than that industry’s representation in the overall stock market.

The Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the health care and information technology sectors subject the Fund to proportionately higher exposure to the risks of these sectors.
The health care sector could be adversely affected by patent protection, government regulation, research and development costs, litigation, and competitive forces. The information technology sector could be adversely affected by overall economic conditions, short product cycles, rapid obsolescence of products, competition, and government regulation. These sectors could also be affected by other economic and non-economic factors, including those affecting the economy as a whole or the countries or regions where the companies in which the Fund invests operate.
Other Investment Policies and Risks
In addition to investing in stocks considered by the advisor to have above-average earnings growth potential, the Fund may make other kinds of investments to achieve its investment objective.
10

The Fund may invest a limited portion, up to 25%, of its assets in foreign securities, which may include depositary receipts. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to country risk and currency risk. Country risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries. In addition, the prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.
The Fund may enter into foreign currency exchange forward contracts, which are a type of derivative. A foreign currency exchange forward contract is an agreement to buy or sell a currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Advisors of funds that invest in foreign securities can use these contracts to guard against unfavorable changes in currency exchange rates. These contracts, however, would not prevent the Fund‘s securities from falling in value as a result of risks other than unfavorable currency exchange movements.
Cash Management
The Fund's daily cash balance may be invested in Vanguard Market Liquidity Fund and/or Vanguard Municipal Cash Management Fund (each, a CMT Fund), which are low-cost money market funds. When investing in a CMT Fund, the Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund.
Methods Used to Meet Redemption Requests
Under normal circumstances, the Fund typically expects to meet redemptions with positive cash flows. When this is not an option, the Fund seeks to maintain its risk exposure by selling a cross section of the Fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, the Fund may
11

work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Under certain circumstances, including under stressed market conditions, there are additional tools that the Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. The Fund may also suspend payment of redemption proceeds for up to seven days; see “Emergency circumstances” under Redeeming Shares in the Investing With Vanguard section. Additionally under these unusual circumstances, the Fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures) through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
Temporary Investment Measures
The Fund may temporarily depart from its normal investment policies and strategies when the advisor believes that doing so is in the Fund's best interest, so long as the strategy or policy employed is consistent with the Fund's investment objective. For instance, the Fund may invest beyond its normal limits in derivatives or exchange-traded funds that are consistent with the Fund's investment objective when those instruments are more favorably priced or provide needed liquidity, as might be the case if the Fund is transitioning assets from one advisor to another or receives large cash flows that it cannot prudently invest immediately.
In addition, the Fund may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash equivalent investments or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.
Frequent Trading or Market-Timing
Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a
12

shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.
Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to ETF Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:
• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.
• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.
• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.
See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.
Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.
Do not invest with Vanguard if you are a market-timer.
13

Turnover Rate
Although the Fund generally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. In general, the greater the turnover rate, the greater the impact transaction costs will have on a fund’s return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders and will be taxable to shareholders investing through a taxable account.
The Fund and Vanguard
The Fund is a member of The Vanguard Group, a family of over 200 funds. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.
Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.
Plain Talk About Vanguard’s Unique Corporate Structure
The Vanguard Group is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

Investment Advisor
PRIMECAP Management Company, 177 East Colorado Blvd., 11th Floor, Pasadena, CA 91105, advisor to the Fund, is an investment advisory firm founded in 1983. PRIMECAP also provides investment advisory services to endowment funds, employee benefit plans, mutual funds, foundations, and
14

other institutional clients unrelated to Vanguard. As of September 30, 2021, PRIMECAP managed approximately $151 billion in assets. The firm manages the Fund subject to the supervision and oversight of the trustees and officers of the Fund.
The Fund pays the advisor a fee, which is paid quarterly and is a percentage of average daily net assets under management during the most recent fiscal quarter. The fee has breakpoints, which means that the percentage declines as assets go up.
For the fiscal year ended September 30, 2021, the advisory fee represented an effective annual rate of 0.18% of the Fund’s average net assets.
Under the terms of an SEC exemption, the Fund's board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement with a third-party investment advisor or hire a new third-party investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, Vanguard may provide investment advisory services to the Fund at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised. The Fund has filed an application seeking a similar SEC exemption with respect to investment advisors that are wholly owned subsidiaries of Vanguard. If the exemption is granted, the Fund may rely on the new SEC relief.
For a discussion of why the board of trustees approved the Fund's investment advisory agreement, see the most recent annual report to shareholders covering the fiscal year ended September 30.
The managers primarily responsible for the day-to-day management of the Fund are:
Theo A. Kolokotrones, Chairman of PRIMECAP. He has worked in investment management since 1970, has managed assets since 1979, has been with PRIMECAP since 1983, and has co-managed the Fund since 1985. Education: B.A., University of Chicago; M.B.A., Harvard Business School.
15

Joel P. Fried, President of PRIMECAP. He has worked in investment management since 1985, has been with PRIMECAP since 1986, has managed assets since 1987, and has co-managed the Fund since 1988. Education: B.S., University of California, Los Angeles; M.B.A., Anderson Graduate School of Business, University of California, Los Angeles.
Alfred W. Mordecai, Vice Chairman of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 1997, has managed assets since 1999, and has co-managed the Fund since 1999. Education: B.S.E., Duke University; M.E.A., Virginia Polytechnic Institute and State University; M.B.A., Harvard Business School.
M. Mohsin Ansari, Executive Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 2000, has managed assets since 2007, and has co-managed the Fund since 2007. Education: B.A., Colgate University; B.S., Washington University; M.B.A., Harvard Business School.
James Marchetti, Executive Vice President of PRIMECAP. He has worked in investment management and has been with PRIMECAP since 2005, has managed assets since 2014, and has co-managed the Fund since 2015. Education: B.S., Massachusetts Institute of Technology; M.B.A., MIT Sloan School of Management.
Each of these five individuals manages a portion of the Fund autonomously; there is no decision-making by committee. A small portion of the Fund's assets is managed by individuals in PRIMECAP’s research department.
The Fund's Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Fund.
Dividends, Capital Gains, and Taxes
Fund Distributions
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net short-term or long-term capital gains realized from the sale of its holdings. From time to time, the Fund may also make distributions that are treated as a return of capital. Income and capital
16

gains distributions, if any, generally occur annually in December. In addition, the Fund may occasionally make a supplemental distribution at some other time during the year.
You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.
Plain Talk About Distributions
As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:
• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.
• Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, or a special tax deduction on “qualified REIT dividends,” if any, distributed by the Fund.
• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
17

• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling or exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.
• Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.
• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.
Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
This prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.
18

Plain Talk About Buying a Dividend
Unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19
(not counting market change). You still have only $5,000 (250 shares x $19 =
$4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid buying a dividend, check a fund’s distribution schedule before you invest.

General Information
Backup withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.
Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Fund offered in this prospectus, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the non-U.S. investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.
Invalid addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.
19

Share Price
Share price, also known as net asset value (NAV), is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Fund does not sell or redeem shares. However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available from the principal exchange or market on which they are traded. Such securities are generally valued at their official closing price, the last reported sales price, or if there were no sales that day, the mean between the closing bid and asking prices. When a fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security).
The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party as of the close of regular trading on the NYSE. The values of any mutual fund shares, including institutional money market fund shares, held by a fund are based on the NAVs of the shares. The values of any ETF shares or closed-end fund shares held by a fund are based on the market value of the shares.
A fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement) or country-specific or regional/global (e.g., natural disaster, economic or political news, act of terrorism, interest rate change). Intervening events include price movements in U.S. markets that exceed a specified threshold or that are otherwise deemed to affect the value of foreign securities.
20

Fair-value pricing may be used for domestic securities—for example, if (1) trading in a security is halted and does not resume before the fund's pricing time or a security does not trade in the course of a day and (2) the fund holds enough of the security that its price could affect the NAV.
Fair-value prices are determined by Vanguard according to procedures adopted by the board of trustees. When fair-value pricing is employed, the prices of securities used by a fund to calculate the NAV may differ from quoted or published prices for the same securities.
Vanguard fund share prices are published daily on our website at vanguard.com/prices.
21

Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual report to shareholders. You may obtain a free copy of a fund’s latest annual or semiannual report, which is available upon request.
Vanguard PRIMECAP Fund Investor Shares
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$142.86	$133.12	$147.61	$126.84	$107.60
Investment Operations
Net Investment Income[1]	1.183	1.745	1.715	1.474	1.398
Net Realized and Unrealized Gain (Loss) on Investments	39.134	17.947	(6.495)	26.529	23.145
Total from Investment Operations	40.317	19.692	(4.780)	28.003	24.543
Distributions
Dividends from Net Investment Income	(1.542)	(1.690)	(1.470)	(1.400)	(1.356)
Distributions from Realized Capital Gains	(12.915)	(8.262)	(8.240)	(5.833)	(3.947)
Total Distributions	(14.457)	(9.952)	(9.710)	(7.233)	(5.303)
Net Asset Value, End of Period	$168.72	$142.86	$133.12	$147.61	$126.84
Total Return[2]	29.74%	15.05%	-2.41%	22.86%	23.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,878	$5,697	$6,095	$7,126	$7,699
Ratio of Total Expenses to Average Net Assets	0.38%	0.38%	0.38%	0.38%	0.39%
Ratio of Net Investment Income to Average Net Assets	0.73%	1.31%	1.32%	1.08%	1.22%
Portfolio Turnover Rate	5%	6%	5%	8%	8%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
22

Vanguard PRIMECAP Fund Admiral Shares
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$148.12	$138.02	$153.09	$131.45	$111.52
Investment Operations
Net Investment Income[1]	1.345	1.920	1.880	1.622	1.528
Net Realized and Unrealized Gain (Loss) on Investments	40.564	18.600	(6.756)	27.508	23.981
Total from Investment Operations	41.909	20.520	(4.876)	29.130	25.509
Distributions
Dividends from Net Investment Income	(1.716)	(1.853)	(1.647)	(1.444)	(1.491)
Distributions from Realized Capital Gains	(13.393)	(8.567)	(8.547)	(6.046)	(4.088)
Total Distributions	(15.109)	(10.420)	(10.194)	(7.490)	(5.579)
Net Asset Value, End of Period	$174.92	$148.12	$138.02	$153.09	$131.45
Total Return[2]	29.83%	15.13%	-2.34%	22.95%	23.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,059	$58,626	$57,177	$62,361	$50,615
Ratio of Total Expenses to Average Net Assets	0.31%	0.31%	0.31%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.80%	1.39%	1.39%	1.15%	1.29%
Portfolio Turnover Rate	5%	6%	5%	8%	8%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
23

Investing With Vanguard
This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, please see Employer-Sponsored Plans. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Purchasing Shares
Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account or to add to an existing fund account.
Investment minimums may differ for certain categories of investors.
Account Minimums for Investor Shares
To open and maintain an account. $3,000. Vanguard PRIMECAP Fund is closed to new accounts for investors not enrolled in Vanguard Flagship Services® or Vanguard Personal Advisor Services®. Clients of these services may open new Fund accounts, investing up to $25,000 per Fund account per year as described below, in individual, joint, and/or personal trust registrations.
To add to an existing account. Generally $1. Current PRIMECAP Fund shareholders may invest up to $25,000 per Fund account per year in the Fund. The $25,000 limit includes the total amount invested during any calendar year in each Fund account. Dividends and capital gains reinvestments do not count
24

toward the $25,000 annual limit. Participants in certain qualified retirement plans may continue to invest in accordance with the terms of their plans. Certain qualifying asset allocation programs may continue to operate in accordance with the program terms.
Account Minimums for Admiral Shares
To open and maintain an account. $50,000. Vanguard PRIMECAP Fund is closed to new accounts for investors not enrolled in Vanguard Flagship Services® or Vanguard Personal Advisor Services®. Clients of these services may open new Fund accounts, investing up to $25,000 per Fund account per year as described below, in individual, joint, and/or personal trust registrations.

If you request Admiral Shares when you open a new account but the investment amount does not meet the account minimum for Admiral Shares, your investment will be placed in Investor Shares of the Fund. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility.
To add to an existing account. Generally $1. Current Vanguard PRIMECAP Fund shareholders may invest up to $25,000 per Fund account per year in the Fund. The $25,000 limit includes the total amount invested during any calendar year in each Fund account. Dividend and capital gains reinvestments do not count toward the $25,000 annual limit. Participants in certain qualified retirement plans may continue to invest in accordance with the terms of their plans. Certain qualifying asset allocation programs may continue to operate in accordance with the program terms.
How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.
Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See Contacting Vanguard.
25

By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement) or with a deposit slip (available online).
How to Pay for a Purchase
By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
By check. You may make initial or additional purchases to your fund account by sending a check with a deposit slip or by utilizing our mobile application if your account is eligible and you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—xx). For a list of Fund numbers (for share classes in this prospectus), see Additional Information.
By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail with an exchange form. See Exchanging Shares.
Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
26

For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.
For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Purchase Rules You Should Know
Admiral Shares. Admiral Shares generally are not available for SIMPLE IRAs and Vanguard Individual 401(k) Plans.
Check purchases. All purchase checks must be written in U.S. dollars, be drawn on a U.S. bank, and be accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from
27

another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.
Large purchases. Call Vanguard before attempting to invest a large dollar amount.
No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.
Converting Shares
When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs of the two share classes.
Vanguard will not accept your request to cancel any self-directed conversion request once processing has begun. Please be careful when placing a conversion request.
A conversion between share classes of the same fund is a nontaxable event.
Trade Date
The trade date for any conversion request received in good order will depend on the day and time Vanguard receives your request. Your conversion will be executed using the NAVs of the different share classes on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
28

For a conversion request received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day. See Other Rules You Should Know.
Conversions From Investor Shares to Admiral Shares
Self-directed conversions. If your account balance in the Fund is at least $50,000, you may ask Vanguard to convert your Investor Shares to Admiral Shares at any time. You may request a conversion through our website (if you are registered for online access), by telephone, or by mail. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares. See Contacting Vanguard. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility.
Automatic conversions. Vanguard conducts periodic reviews of account balances and may, if your account balance in the Fund exceeds $50,000, automatically convert your Investor Shares to Admiral Shares. You will be notified before an automatic conversion occurs and will have an opportunity to instruct Vanguard not to effect the conversion. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Admiral Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility.
Mandatory Conversions to Investor Shares
If an account no longer meets the balance requirements for Admiral Shares, Vanguard may automatically convert the shares in the account to Investor Shares. A decline in the account balance because of market movement may result in such a conversion. Vanguard will notify the investor in writing before any mandatory conversion occurs.
Redeeming Shares
How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.
Online. You may request a redemption of shares or request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
29

By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.
By mail. You may send a form (available online) to Vanguard to redeem from a fund account or to make an exchange.
How to Receive Redemption Proceeds
By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee does not apply to accounts held by Flagship and Flagship Select clients; accounts held through intermediaries, including Vanguard Brokerage Services; or accounts held by institutional clients.
By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.
By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.
30

Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.
• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
For redemptions by electronic bank transfer: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If
31

the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.
If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by the Fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. For further information, see “Potentially disruptive redemptions” and “Emergency circumstances.”
For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Redemption Rules You Should Know
Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard's policies to limit frequent trading.
Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by
32

check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Share certificates. Share certificates are no longer issued for Vanguard funds. Shares currently held in certificates cannot be redeemed, exchanged, converted, or transferred (reregistered) until you return the certificates (unsigned) to Vanguard by registered mail.
Address change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.
Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.
33

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.
Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.
Call Vanguard before attempting to exchange a large dollar amount. By calling us before you attempt to exchange a large dollar amount, you may avoid delayed or rejected transactions.
Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.
Frequent-Trading Limitations
Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.
For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.
These frequent-trading limitations do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.
• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Institutional Advisory Services®, and Vanguard Digital Advisor™.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs and Vanguard Individual 401(k) Plans).
34

• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.
• Checkwriting redemptions.
• Section 529 college savings plans.
• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:
• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.
• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
35

Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
Other Rules You Should Know
Prospectus and Shareholder Report Mailings
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Vanguard.com
Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.
Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
36

Telephone Transactions
Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.
Tele-Account®. To obtain fund and account information through Vanguard’s automated telephone service, you must first establish a Personal Identification Number (PIN) by calling Tele-Account at 800-662-6273.
Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
• Authorization to act on the account (as the account owner or by legal documentation or other means).
• Account registration and address.
• Fund name and account number, if applicable.
• Other information relating to the caller, the account owner, or the account.
Good Order
We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.
37

Vanguard reserves the right, without notice, to revise the requirements for good order.
Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, Redeeming Shares, and Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.
Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Responsibility for Fraud
You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual.
Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.
Dormant Accounts
If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.
Unusual Circumstances
If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available
38

through that firm and to learn about other rules that may apply. Your financial intermediary can provide you with account information and any required tax forms. You may be required to pay a commission on purchases of mutual fund shares made through a financial intermediary.
Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.
Account Service Fee
Vanguard may charge a $20 account service fee on fund accounts that have a balance below $10,000 for any reason, including market fluctuation. The account service fee may be applied to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from fund accounts subject to the fee once per calendar year.
If you elect to receive your statements and other materials electronically (i.e., by e-delivery), the account service fee will not be charged, so long as your election remains in effect. You can make your e-delivery election on vanguard.com.
Certain account types have alternative fee structures, including SIMPLE IRAs, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.
Low-Balance Accounts
The Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This liquidation policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Any such liquidation will be preceded by written notice to the investor.
Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
39

Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Share Classes
Vanguard reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.
Shareholder Rights
The Fund's Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of the Trust that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the Trustees determine not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Fund and Account Updates
Confirmation Statements
We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send confirmations
40

reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
Portfolio Summaries
We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements
For most accounts, Vanguard (or your intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Annual and Semiannual Reports
We will send (or provide through our website, whichever you prefer) reports about Vanguard PRIMECAP Fund twice a year, in May and November. These reports include overviews of the financial markets and provide the following specific Fund information:
• Performance assessments and comparisons with industry benchmarks.
• Financial statements with listings of Fund holdings.
Portfolio Holdings
Please consult the Fund's Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.
41

Employer-Sponsored Plans
Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect the Fund as an investment option.
• If you have any questions about the Fund or Vanguard, including those about the Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com.
• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.
• Be sure to carefully read each topic that pertains to your transactions with Vanguard.
Vanguard reserves the right to change its policies without notice to shareholders.
Transactions
Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to the Fund. Consult your recordkeeper or plan administrator for more information.
If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.
Contacting Vanguard
Web
Vanguard.com	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests 24 hours a day, 7 days a week

42

Phone
Vanguard Tele-Account® 800-662-6273	For automated fund and account information Toll-free, 24 hours a day, 7 days a week
Investor Information 800-662-7447 (Text telephone for people with hearing impairment at 800-749-7273)	For fund and service information For literature requests
Client Services 800-662-2739 (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions
Participant Services 800-523-1188 (Text telephone for people with hearing impairment at 800-749-7273)	For information and services for participants in employer-sponsored plans
Institutional Division 888-809-8102	For information and services for large institutional investors
Financial Advisor and Intermediary Sales Support 800-997-2798	For information and services for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Financial Advisory and Intermediary Trading Support 800-669-0498	For account information and trading support for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
43

Additional Information
The Fund’s Bylaws require, unless the Trust otherwise consents in writing, that the U.S. Federal District Courts be the sole and exclusive forum for the resolution of complaints under the Securities Act of 1933. This provision may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.
	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
PRIMECAP Fund
Investor Shares	11/1/1984	Prmcp	59	921936100
Admiral Shares	11/12/2001	PrmcpAdml	559	921936209

CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by Standard & Poor’s Financial Services, LLC, and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, ©2022 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.
44

Glossary of Investment Terms
Capital Gains Distributions. Payments to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
Cash Equivalent Investments. Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.
Common Stock. A security representing ownership rights in a corporation.
Dividend Distributions. Payments to mutual fund shareholders of income from interest or dividends generated by a fund's investments.
Dow Jones U.S. Total Stock Market Float Adjusted Index. An index that represents the entire U.S. stock market and tracks more than 5,000 stocks, excluding shares of securities not available for public trading.
Expense Ratio. A fund's total annual operating expenses expressed as a percentage of the fund's average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.
Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
Joint Committed Credit Facility. The Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Fund's board of trustees and renegotiation with the lender syndicate on an annual basis.
Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
45

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.
New York Stock Exchange (NYSE). A stock exchange based in New York City that is open for regular trading on business days, Monday through Friday, from 9:30 a.m. to 4 p.m., Eastern time.
Return of Capital. A return of capital occurs when a fund's distributions exceed its earnings in a fiscal year. A return of capital is a return of all or part of your original investment or amounts paid in excess of your original investment in a fund. In general, a return of capital reduces your cost basis in a fund's shares and is not taxable to you until your cost basis has been reduced to zero.
Securities. Stocks, bonds, money market instruments, and other investments.
Standard & Poor’s 500 Index. A widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.
Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.
46

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Connect with Vanguard®˃ vanguard.com
For More Information
If you would like more information about Vanguard PRIMECAP Fund, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into (and thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please visit vanguard.com or contact us as follows:
If you are an individual investor:
Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273
If you are a participant in an employer-sponsored plan:
Telephone: 800-523-1188; Text telephone for people
with hearing impairment: 800-749-7273
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273
Information Provided by the Securities and Exchange Commission (SEC)
Reports and other information about the Fund are available in the EDGAR database on the SEC’s website at sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov.
Fund's Investment Company Act file number: 811-04098
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
P 059 012022

Vanguard Target Retirement Funds
Prospectus
 January 31, 2022
Investor Shares
Vanguard Target Retirement Income Fund Investor Shares (VTINX)
Vanguard Target Retirement 2015 Fund Investor Shares (VTXVX)
Vanguard Target Retirement 2020 Fund Investor Shares (VTWNX)
Vanguard Target Retirement 2025 Fund Investor Shares (VTTVX)
Vanguard Target Retirement 2030 Fund Investor Shares (VTHRX)
Vanguard Target Retirement 2035 Fund Investor Shares (VTTHX)
Vanguard Target Retirement 2040 Fund Investor Shares (VFORX)
Vanguard Target Retirement 2045 Fund Investor Shares (VTIVX)
Vanguard Target Retirement 2050 Fund Investor Shares (VFIFX)
Vanguard Target Retirement 2055 Fund Investor Shares (VFFVX)
Vanguard Target Retirement 2060 Fund Investor Shares (VTTSX)
Vanguard Target Retirement 2065 Fund Investor Shares (VLXVX)

This prospectus contains financial data for the Funds through the fiscal year ended September 30, 2021.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Vanguard Target Retirement Income Fund
Investment Objective
The Fund seeks to provide current income and some capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.12%
1

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors currently in retirement. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. fixed-income securities	37.4%
• U.S. stocks	17.3%
• Inflation-indexed securities	17.1%
• Foreign fixed-income securities	16.3%
• Foreign stocks	11.9%
At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations
2

issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. Because bonds and short-term investments are typically less volatile than stocks and because the Fund invests most of its assets in bonds and short-term investments, the Fund’s overall level of risk is expected to be low to moderate.
• With approximately 70% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will
3

decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement Income Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 12% FTSE Global All Cap ex US Index; 37.2% Bloomberg U.S. Aggregate Float Adjusted Index; 16.8% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index; 16% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 18% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
4

Annual Total Returns — Vanguard Target Retirement Income Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	7.84%	June 30, 2020
Lowest	-5.91%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement Income Fund Investor Shares
Return Before Taxes	5.25%	6.85%	5.88%
Return After Taxes on Distributions	2.89	5.48	4.74
Return After Taxes on Distributions and Sale of Fund Shares	4.19	4.96	4.30
Target Retirement Income Composite Index (reflects no deduction for fees, expenses, or taxes)	5.44%	7.12%	6.10%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
5

Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
6

Vanguard Target Retirement 2015 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.12%
7

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$12	$39	$68	$154
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. fixed-income securities	36.5%
• U.S. stocks	18.7%
• Inflation-indexed securities	16.2%
• Foreign fixed-income securities	15.8%
• Foreign stocks	12.8%
8

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds are typically less volatile than stocks and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund’s overall level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 70% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging
9

transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2015 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 12.7% FTSE Global All Cap ex US Index; 36.6% Bloomberg U.S. Aggregate Float Adjusted Index; 16.1% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index; 15.7% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 19% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
10

Annual Total Returns — Vanguard Target Retirement 2015 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	8.90%	June 30, 2020
Lowest	-7.44%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2015 Fund Investor Shares
Return Before Taxes	5.78%	7.71%	7.46%
Return After Taxes on Distributions	2.40	5.64	5.89
Return After Taxes on Distributions and Sale of Fund Shares	5.30	5.63	5.62
Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses, or taxes)	5.96%	7.97%	7.70%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
11

Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
12

Vanguard Target Retirement 2020 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.13%
13

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$166
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. fixed-income securities	30.8%
• U.S. stocks	27.4%
• Foreign stocks	18.7%
• Foreign fixed-income securities	13.4%
• Inflation-indexed securities	9.7%
14

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds are typically less volatile than stocks and because the Fund currently invests a majority of its assets in fixed income securities, the Fund’s overall level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 51% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging
15

transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• With approximately 49% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2020 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 18.4% FTSE Global All Cap ex US Index; 31% Bloomberg U.S. Aggregate Float Adjusted Index; 9.8% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index; 13.3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 27.6% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
16

Annual Total Returns — Vanguard Target Retirement 2020 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	11.40%	June 30, 2020
Lowest	-10.76%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2020 Fund Investor Shares
Return Before Taxes	8.17%	9.26%	8.71%
Return After Taxes on Distributions	3.70	7.31	7.34
Return After Taxes on Distributions and Sale of Fund Shares	7.59	6.97	6.77
Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	8.43%	9.57%	8.99%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
17

Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
18

Vanguard Target Retirement 2025 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.13%
19

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$166
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	34.2%
• U.S. fixed-income securities	28.7%
• Foreign stocks	23.2%
• Foreign fixed-income securities	12.5%
• Inflation-indexed securities	1.4%
20

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 40% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the
21

price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2025 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 22.9% FTSE Global All Cap ex US Index; 28.4% Bloomberg U.S. Aggregate Float Adjusted Index; 2.3% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index; 12.2% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 34.3% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not
22

indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Target Retirement 2025 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	13.20%	June 30, 2020
Lowest	-12.95%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2025 Fund Investor Shares
Return Before Taxes	9.80%	10.35%	9.60%
Return After Taxes on Distributions	5.97	8.78	8.40
Return After Taxes on Distributions and Sale of Fund Shares	8.24	7.92	7.56
Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses, or taxes)	10.09%	10.70%	9.90%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on
23

Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
24

Vanguard Target Retirement 2030 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.13%
25

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$13	$42	$73	$166
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	39.1%
• Foreign stocks	26.5%
• U.S. fixed-income securities	23.8%
• Foreign fixed-income securities	10.6%
26

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 70% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 30% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the
27

price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2030 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 26.2% FTSE Global All Cap ex US Index; 24.2% Bloomberg U.S. Aggregate Float Adjusted Index; 10.4% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 39.2% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
28

Annual Total Returns — Vanguard Target Retirement 2030 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	14.58%	June 30, 2020
Lowest	-14.76%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2030 Fund Investor Shares
Return Before Taxes	11.38%	11.23%	10.36%
Return After Taxes on Distributions	7.28	9.76	9.27
Return After Taxes on Distributions and Sale of Fund Shares	9.42	8.68	8.27
Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	11.66%	11.55%	10.66%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
29

Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
30

Vanguard Target Retirement 2035 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	0.14%
31

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	43.6%
• Foreign stocks	29.6%
• U.S. fixed-income securities	18.5%
• Foreign fixed-income securities	8.3%
32

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 75% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 25% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the
33

price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2035 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 29.2% FTSE Global All Cap ex US Index; 19% Bloomberg U.S. Aggregate Float Adjusted Index; 8.1% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 43.7% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
34

Annual Total Returns — Vanguard Target Retirement 2035 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	15.90%	June 30, 2020
Lowest	-16.52%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2035 Fund Investor Shares
Return Before Taxes	12.96%	12.06%	11.10%
Return After Taxes on Distributions	8.44	10.53	9.96
Return After Taxes on Distributions and Sale of Fund Shares	10.67	9.39	8.93
Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses, or taxes)	13.24%	12.39%	11.40%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
35

Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
36

Vanguard Target Retirement 2040 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	0.14%
37

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	48.2%
• Foreign stocks	32.7%
• U.S. fixed-income securities	13.1%
• Foreign fixed-income securities	6.0%
38

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 80% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 20% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the
39

price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2040 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 32.2% FTSE Global All Cap ex US Index; 13.7% Bloomberg U.S. Aggregate Float Adjusted Index; 5.9% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 48.2% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
40

Annual Total Returns — Vanguard Target Retirement 2040 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	17.29%	June 30, 2020
Lowest	-18.25%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2040 Fund Investor Shares
Return Before Taxes	14.56%	12.88%	11.69%
Return After Taxes on Distributions	9.73	11.37	10.63
Return After Taxes on Distributions and Sale of Fund Shares	11.80	10.11	9.50
Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	14.84%	13.21%	12.00%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
41

Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
42

Vanguard Target Retirement 2045 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.15%
43

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	52.8%
• Foreign stocks	35.8%
• U.S. fixed-income securities	8.0%
• Foreign fixed-income securities	3.4%
44

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the
45

price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2045 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 35.2% FTSE Global All Cap ex US Index; 8.5% Bloomberg U.S. Aggregate Float Adjusted Index; 3.6% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 52.7% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
46

Annual Total Returns — Vanguard Target Retirement 2045 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.70%	June 30, 2020
Lowest	-19.88%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2045 Fund Investor Shares
Return Before Taxes	16.16%	13.55%	12.04%
Return After Taxes on Distributions	12.34	12.28	11.08
Return After Taxes on Distributions and Sale of Fund Shares	12.07	10.68	9.81
Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.45%	13.88%	12.35%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
47

Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
48

Vanguard Target Retirement 2050 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.15%
49

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	54.0%
• Foreign stocks	36.6%
• U.S. fixed-income securities	6.3%
• Foreign fixed-income securities	3.1%
50

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the
51

price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2050 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 36% FTSE Global All Cap ex US Index; 7% Bloomberg U.S. Aggregate Float Adjusted Index; 3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 54% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
52

Annual Total Returns — Vanguard Target Retirement 2050 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.67%	June 30, 2020
Lowest	-19.86%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2050 Fund Investor Shares
Return Before Taxes	16.41%	13.62%	12.07%
Return After Taxes on Distributions	13.13	12.47	11.21
Return After Taxes on Distributions and Sale of Fund Shares	11.84	10.74	9.85
Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.75%	13.97%	12.39%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
53

Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
54

Vanguard Target Retirement 2055 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.15%
55

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	54.0%
• Foreign stocks	36.5%
• U.S. fixed-income securities	6.5%
• Foreign fixed-income securities	3.0%
56

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the
57

price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2055 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 36% FTSE Global All Cap ex US Index; 7% Bloomberg U.S. Aggregate Float Adjusted Index; 3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 54% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
58

Annual Total Returns — Vanguard Target Retirement 2055 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.64%	June 30, 2020
Lowest	-19.89%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	10 Years
Vanguard Target Retirement 2055 Fund Investor Shares
Return Before Taxes	16.44%	13.61%	12.05%
Return After Taxes on Distributions	13.78	12.60	11.30
Return After Taxes on Distributions and Sale of Fund Shares	11.40	10.75	9.87
Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.75%	13.97%	12.39%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	16.39
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
59

Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
60

Vanguard Target Retirement 2060 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.15%
61

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	54.1%
• Foreign stocks	36.5%
• U.S. fixed-income securities	6.6%
• Foreign fixed-income securities	2.8%
62

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that
63

a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2060 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 36% FTSE Global All Cap ex US Index; 7% Bloomberg U.S. Aggregate Float Adjusted Index; 3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 54% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not
64

indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Target Retirement 2060 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.61%	June 30, 2020
Lowest	-19.86%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Target Retirement 2060 Fund Investor Shares				1/19/2012
Return Before Taxes	16.44%	13.61%	11.63%
Return After Taxes on Distributions	14.76	12.80	10.99
Return After Taxes on Distributions and Sale of Fund Shares	10.60	10.73	9.49
Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.75%	13.97%	11.97%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.91
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.91
65

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since 2013.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
66

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
67

Vanguard Target Retirement 2065 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $10,000)	$20
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	0.15%
68

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2065 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2065, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	54.1%
• Foreign stocks	36.4%
• U.S. fixed-income securities	6.9%
• Foreign fixed-income securities	2.6%
69

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that
70

a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2065 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 36% FTSE Global All Cap ex US Index; 7% Bloomberg U.S. Aggregate Float Adjusted Index; 3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 54% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not
71

indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Target Retirement 2065 Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.59%	June 30, 2020
Lowest	-19.92%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	Since Fund Inception	Fund Inception Date
Vanguard Target Retirement 2065 Fund Investor Shares			7/12/2017
Return Before Taxes	16.46%	12.63%
Return After Taxes on Distributions	15.85	12.09
Return After Taxes on Distributions and Sale of Fund Shares	10.04	9.91
Target Retirement 2065 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.75%	13.07%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	17.91
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.46
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder
72

who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2017.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2017.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Investor Shares is $1,000. The minimum investment amount required to add to an existing Fund account is generally $1. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.
73

Investing in Vanguard Target Retirement Funds
This prospectus provides information about Vanguard Target Retirement Funds, a group of mutual funds that separately invest in a mix of other Vanguard stock and bond mutual funds (underlying funds). Because the Funds invest in other funds, rather than in individual securities, each Fund is considered a fund of funds.
Each Target Retirement Fund is designed to provide an investment portfolio for investors who would rather use asset allocations developed by Vanguard than try to build their own retirement investment portfolios. The Funds are constructed based on our investment experience that, over the long term, stocks generally provide greater growth opportunities and greater risk than bonds, and bonds generally provide more income and lower volatility than stocks. The year in each Fund name (other than the Target Retirement Income Fund) refers to the approximate year (the target date) when an investor in the Fund would retire and leave the workforce. The year-specific Target Retirement Funds strive to produce more income and lower volatility as the target year approaches.
The Target Retirement Funds do not provide guaranteed income or payouts, nor can they ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund name. That will depend on various factors, including the amount of money you have invested in your Target Retirement Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Once you determine your expected retirement year, you can consider choosing a Target Retirement Fund close to that date. As the target year approaches, the year-specific Target Retirement Funds’ asset allocations begin to shift their emphasis away from stocks and toward bond investments to help provide more income and help reduce volatility. The Target Retirement Income Fund is intended for investors currently in retirement, and its asset allocation is expected to remain stable over time. Because we anticipate that you will live for many years after you retire, the Target Retirement Funds will continue to have significant investments in stocks even as you approach, and then begin, retirement.
The asset allocations Vanguard has selected for the Target Retirement Funds are based on our investment experience and are geared to the average investor. If you wish to take on less (or more) risk, you can do so by selecting Target Retirement Funds with target dates earlier (or later) than your expected retirement date.
74

Vanguard may change the selection of underlying funds or the allocation of assets to the underlying funds at any time without prior notice to shareholders.
A Similar But Distinct Group of Vanguard Funds
The Funds offered by this prospectus should not be confused with Vanguard Institutional Target Retirement Funds, a separate group of Vanguard funds of funds that is generally for investors who invest a minimum of $5 million. To obtain a prospectus for Vanguard Institutional Target Retirement Funds, please call 800-662-7447 (if you are an individual investor) or 888-809-8102 (if you are a client of Vanguard’s Institutional Division).
75

More on the Funds
This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main principles of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this    symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
Plain Talk About Costs of Investing
Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund and any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the principal investment strategies and policies that each Fund uses in pursuit of its investment objective. The Funds' board of trustees, which oversees each Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. As funds of funds, the Target Retirement Funds achieve their investment objectives by investing in other Vanguard mutual funds. Through its investments in the underlying funds, each Target Retirement Fund indirectly owns a diversified portfolio of stocks and fixed income securities.
Asset Allocation Framework
Asset allocation—that is, dividing your investment among stocks, fixed income securities, and short-term investments—is one of the most critical decisions you can make as an investor. It is also important to recognize that the asset allocation strategy you use today may not be appropriate as you move closer to retirement. The Target Retirement Funds are designed to provide you with a single Fund with an asset allocation that changes over time and becomes more
76

conservative as you approach retirement, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase.
The following table shows the targeted asset allocation for each Fund as of September 30, 2021.
	Target Retirement Fund
Underlying Asset Class	Income	2015	2020	2025	2030	2035
U.S. stocks	18.0%	19.3%	27.9%	34.5%	39.4%	43.9%
Foreign stocks	12.0	12.9	18.6	23.0	26.2	29.2
U.S. fixed-income securities	37.2	36.4	30.8	28.3	24.1	18.8
Foreign fixed-income securities	16.0	15.6	13.2	12.2	10.3	8.1
Inflation-indexed securities	16.8	15.9	9.6	2.0	0.0	0.0

	Target Retirement Fund
Underlying Asset Class	2040	2045	2050	2055	2060	2065
U.S. stocks	48.4%	52.9%	54.0%	54.0%	54.0%	54.0%
Foreign stocks	32.3	35.3	36.0	36.0	36.0	36.0
U.S. fixed-income securities	13.6	8.3	7.0	7.0	7.0	7.0
Foreign fixed-income securities	5.8	3.6	3.0	3.0	3.0	3.0
Inflation-indexed securities	0.0	0.0	0.0	0.0	0.0	0.0
The Funds’ advisor allocates each Fund’s assets among the underlying funds based on its investment objective and policies. The asset allocation for each Fund (other than the Target Retirement Income Fund) will change over time as the date indicated in the Fund’s name draws closer. Once a Fund’s asset allocation is similar to that of the Target Retirement Income Fund, the Fund’s board of trustees may approve combining the Fund with the Target Retirement Income Fund. The board will grant such approval if it determines the combination to be in the best interest of Fund shareholders. Once such a combination occurs, shareholders will own shares of the Target Retirement Income Fund. Shareholders will be notified prior to such a combination. We expect these combinations to occur within seven years after the year indicated in the Fund’s name.
77

The following chart shows how we expect the asset allocations for the Funds to change over time. The actual asset allocations may differ from this chart.

An example of how fund asset allocations change over time

The Funds’ investments in the underlying funds may be affected by a variety of factors. For example, an underlying fund may stop accepting or may limit additional investments, forcing the Target Retirement Funds to invest in a different underlying fund.
Stocks
By owning shares of underlying funds that hold U.S. stocks, each Target Retirement Fund indirectly invests, to varying degrees, in U.S. stocks, with an emphasis on large-cap stocks. To a lesser extent, each Fund also invests in funds that own mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

Each Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Historically, mid- and small-cap stocks have been more volatile than—and at times have performed quite differently from—large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers and financial resources than larger firms. These characteristics
78

can make mid-size and small companies more sensitive to changing economic conditions, leading to less certain growth and dividend prospects.

As of September 30, 2021, the stocks in the underlying domestic equity fund had an asset-weighted median market capitalization of $127.5 billion and the stocks in the underlying international equity fund had an asset-weighted median market capitalization of $33 billion.

By owning shares of underlying funds that hold foreign stocks, each Fund is subject to country/regional risk and currency risk.

Each Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because each Fund may invest a portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investment in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
Plain Talk About International Investing
U.S. investors who invest in foreign securities will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments may not be subject to the same or similar accounting, auditing, legal, tax, and financial reporting standards and practices as U.S. companies and the U.S. government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.

Fixed-Income Securities
By owning shares of underlying funds that hold U.S. fixed-income securities, each Target Retirement Fund indirectly invests, to varying degrees, in government and corporate bonds, as well as in mortgage-backed and asset-backed securities. Through their investments in underlying funds that hold
79

inflation-indexed securities, the Target Retirement Income, Target Retirement 2015, Target Retirement 2020, and Target Retirement 2025 Funds also invest in inflation-protected bonds.
Plain Talk About Inflation-Indexed Securities
Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (IIS) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature of an IIS. Even though historically the general price level for goods and services has risen each year, there have been periods when the general price level for goods and services has dropped (as measured by the Consumer Price Index
(CPI). Importantly, for shareholders of U.S. government issued inflation-indexed securities, during such a period of deflation, the
U.S. Treasury has guaranteed that it will repay at least the face value of the securities. However, if an IIS is purchased by a fund at a premium, a deflationary period could cause the fund to experience a loss.

Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the U.S. Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects
IIS valuations throughout the month of March. In addition, the inflation index used is the nonseasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the nonseasonally adjusted index can cause a fund’s income level to fluctuate.

Each Fund is subject to interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates.
Although fixed income securities (commonly referred to as bonds) are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates.
80

Plain Talk About Bonds and Interest Rates
As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 4% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 5% yield. With higher-yielding bonds available, you would have trouble selling your 4% bond for the price you paid—you would probably have to lower your asking price.
On the other hand, if interest rates were falling and 3% bonds were being offered, you should be able to sell your 4% bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities—such as those guaranteed by the Government National Mortgage Association—as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk—the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this prepayment possibility, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity. In contrast, when interest rates rise, prepayments tend to slow down, subjecting mortgage-backed securities to extension risk—the possibility that homeowners will repay their mortgages at slower rates. This will lengthen the duration or average life of mortgage-backed securities held by a fund and delay the fund’s ability to reinvest proceeds at higher interest rates, making the fund more sensitive to changes in interest rates.

Plain Talk About Inflation-Indexed Securities and Interest Rates
Interest rates on conventional bonds have two primary components: a “real”
yield and an increment that reflects investor expectations of future inflation.
By contrast, interest rates on an IIS are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only real interest rates to influence the price of an IIS. A rise in real interest rates will cause the price of an IIS to fall, while a decline in real interest rates will boost the price of an IIS.

Changes in interest rates can affect bond income as well as bond prices.
81

Each Fund is subject to income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. A fund holding bonds will experience a decline in income when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds.
The Target Retirement Income, Target Retirement 2015, Target Retirement 2020, and Target Retirement 2025 Funds are also subject to income fluctuations through their investments in underlying funds that hold inflation-indexed securities. The quarterly income distributions of the underlying funds that hold inflation-indexed securities are likely to fluctuate considerably more than income distributions of a typical bond fund because of changes in inflation.

Each Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income.
For mortgage-backed securities, the risk that borrowers (e.g., homeowners) may refinance their mortgages at lower interest rates is known as prepayment risk.

Because the underlying funds invest only a portion of its assets in callable bonds and mortgage-backed securities, call/prepayment risk for each Target Retirement Fund should be low to moderate.

Each Fund is subject to credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return.
The credit quality of the bonds held by the underlying funds is expected to be very high, and thus credit risk for each Fund should be low.
To a limited extent, the Funds are also indirectly subject to event risk, which is the chance that corporate fixed income securities held by the underlying funds may suffer a substantial decline in credit quality and market value because of a corporate restructuring.

By owning shares of underlying funds that hold foreign fixed-income securities, each Target Retirement Fund is subject to risks associated with investments in currency-hedged foreign bonds.
82

Each Fund is subject to country/regional risk and currency hedging risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies. Currency hedging risk is the chance that the currency hedging transactions entered into by an underlying fund may not perfectly offset the fund’s foreign currency exposure.
Market disruptions can adversely affect local and global markets as well as normal market conditions and operations. Any such disruptions could have an adverse impact on the value of a Fund's investments and Fund performance.
Security Selection
Each Fund seeks to achieve its objective by investing in a mix of underlying Vanguard funds to pursue a target allocation of stocks and fixed-income securities, which are briefly described in the following paragraphs.

• Vanguard Total Stock Market Index Fund seeks to track the performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics.

• Vanguard Total International Stock Index Fund seeks to track the performance of the FTSE Global All Cap ex US Index, a float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index is most heavily weighted in Japan, China, the United Kingdom, Canada, Switzerland, France, and Germany.

• Vanguard Total Bond Market II Index Fund seeks to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index by investing in a representative sample of bonds included in the Index. The Index measures the performance of a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

83

• Vanguard Total International Bond Index Fund and Vanguard Total International Bond II Index Fund seek to track the performance of the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) by investing in a representative sample of securities included in the Index. The Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than 1 year. Each fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, each fund will attempt to hedge its foreign currency exposure.

• Vanguard Short-Term Inflation-Protected Securities Index Fund seeks to track the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0–5 Year Index, a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally does not exceed 3 years.

Each Target Retirement Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
Other Investment Policies and Risks
Each underlying fund may invest, to a limited extent, in derivatives. In addition, each Fund may invest, to a limited extent, in stock and bond futures, which are types of derivatives. Each Fund will use futures to both facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation and to allow the Fund to remain fully invested in accordance with its investment strategies. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. Investments in derivatives may subject the funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Funds and the underlying funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.
84

Cash Management
Each Fund's daily cash balance may be invested in Vanguard Market Liquidity Fund and/or Vanguard Municipal Cash Management Fund (each, a CMT Fund), which are low-cost money market funds. When investing in a CMT Fund, each Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund.

To put cash flow to work as soon as possible, and thereby capture as much of the market’s return as possible, each Fund reserves the right to invest in shares of Vanguard Total Stock Market ETF, Vanguard Total International Stock ETF, Vanguard Total Bond Market ETF, Vanguard Short-Term Inflation-Protected Securities ETF, and Vanguard Total International Bond ETF, as applicable (each provides returns similar to the returns of its corresponding market segment). The Funds’ advisor may purchase ETF Shares when large cash inflows come into a Fund too late in the day to invest the cash, on a same-day basis, in shares of the underlying Vanguard funds that serve as the Fund’s primary investments. These cash-flow situations will arise infrequently, and the period of holding the ETF Shares will be short—in most cases, one day. (Vanguard does not receive duplicate management fees when Fund assets are invested in ETF Shares.)
Methods Used to Meet Redemption Requests
Under normal circumstances, each Fund typically expects to meet redemptions with positive cash flows. When this is not an option, each Fund seeks to maintain its risk exposure by selling a cross section of the Fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, a Fund may work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Under certain circumstances, including under stressed market conditions, there are additional tools that each Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. A Fund may also suspend payment of redemption proceeds for up to seven days; see “Emergency circumstances” under Redeeming Shares in the Investing With Vanguard section. Additionally under these unusual circumstances, a Fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures) through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
85

Frequent Trading or Market-Timing
Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.
Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to ETF Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:
• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.
• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.
• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.
86

See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.
Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.
Do not invest with Vanguard if you are a market-timer.
Turnover Rate
Although each Fund generally seeks to invest for the long term, a Fund may sell shares of the underlying funds regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for each Fund. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced shares of the underlying funds valued at 100% of its net assets within a one-year period. In general, the greater the turnover rate, the greater the impact transaction costs will have on a fund’s return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders and will be taxable to shareholders investing through a taxable account.
The Funds and Vanguard
Each Fund is a member of The Vanguard Group, a family of over 200 funds. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.
Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.
According to an agreement applicable to the Target Retirement Funds and Vanguard, the Funds’ direct expenses may be offset by (1) the Funds’ contributions to the costs of operating the underlying funds in which the Target Retirement Funds invest and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds’ operation.

Accordingly, all expenses for services provided by Vanguard to the Target Retirement Funds and all other expenses incurred by the Target Retirement
87

Funds are expected to be borne by the underlying funds. The Funds' shareholders bear the fees and expenses associated with the Funds' investments in the underlying funds.
Plain Talk About Vanguard’s Unique Corporate Structure
The Vanguard Group is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

Investment Advisor
The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Equity Index Group. Vanguard also serves as investment advisor for each of the underlying funds. As of September 30, 2021, Vanguard served as advisor for approximately $6.5 trillion in assets. Vanguard provides investment advisory services to the Funds pursuant to the Funds’ Service Agreement and subject to the supervision and oversight of the trustees and officers of the Funds.
For a discussion of why the board of trustees approved each Fund's investment advisory arrangement, see the most recent semiannual reports to shareholders covering the fiscal period ended March 31.
The managers primarily responsible for the day-to-day management of the Funds are:
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has worked in investment management since joining Vanguard in 2006, has co-managed the Target Retirement 2065 Fund since its inception in 2017, and has co-managed the rest of the Target Retirement Funds since 2013. Education: B.S., King’s College; M.S., Saint Joseph’s University.

Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005, has worked in investment management since 2008, has co-managed the Target Retirement 2065 Fund since its inception in 2017, and has co-managed the rest of the Target Retirement Funds since 2013. Education: B.A., Arcadia University; M.B.A., Villanova University.
88

The Funds' Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.
Under the terms of an SEC exemption (except with respect to Vanguard Target Retirement 2055 Fund), the Funds’ board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement with a third-party investment advisor or hire a new third-party investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in a Fund’s advisory arrangements will be communicated to shareholders in writing. As the Funds’ sponsor and overall manager, Vanguard may provide investment advisory services to a Fund at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised. The Funds have filed an application seeking a similar SEC exemption with respect to investment advisors that are wholly owned subsidiaries of Vanguard. If the exemption is granted, the Funds (other than Vanguard Target Retirement 2055 Fund) may rely on the new SEC relief.
Dividends, Capital Gains, and Taxes
Fund Distributions
Each Fund distributes to shareholders virtually all of its net income as well as any net short-term or long-term capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. From time to time, each Fund may also make distributions that are treated as a return of capital. Income dividends for the Target Retirement Income Fund generally are distributed quarterly in March, June, September, and December; income dividends for the other Target Retirement Funds generally are distributed annually in December. Capital gains distributions, if any, generally occur annually in December. In addition, each Fund may occasionally make a supplemental distribution at some other time during the year.
You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.
89

Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:
• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.
• Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, or a special tax deduction on “qualified REIT dividends,” if any, distributed by the Fund.
• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.
• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.
Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
90

This prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.
Plain Talk About Buying a Dividend
Unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19
(not counting market change). You still have only $5,000 (250 shares x $19 =
$4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid buying a dividend, check a fund’s distribution schedule before you invest.

General Information
Backup withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.
Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Funds offered in this prospectus, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the non-U.S. investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.
91

Invalid addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.
Share Price
Share price, also known as net asset value (NAV), is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of each Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not sell or redeem shares. The underlying Vanguard funds in which the Funds invest also do not calculate their NAV on days when the NYSE is closed, but the value of their assets may be affected to the extent that they hold securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).

Each Fund’s NAV is calculated based upon the values of the underlying mutual funds in which the Fund invests. The values of any mutual fund shares, including institutional money market fund shares, held by a fund are based on the NAVs of the shares. The values of any ETF shares held by a fund are based on the market value of the shares. The prospectuses for the underlying funds explain the circumstances under which those funds will use fair-value pricing and the effects of doing so.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.
92

Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual report to shareholders. You may obtain a free copy of a fund’s latest annual or semiannual report, which is available upon request.
Vanguard Target Retirement Income Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$14.54	$13.85	$13.52	$13.46	$13.08
Investment Operations
Net Investment Income[1]	.278	.308	.341	.334	.250
Capital Gain Distributions Received[1]	.056	—	—	.001	.004
Net Realized and Unrealized Gain (Loss) on Investments	.887	.696	.533	.107	.422
Total from Investment Operations	1.221	1.004	.874	.442	.676
Distributions
Dividends from Net Investment Income	(.256)	(.297)	(.352)	(.327)	(.254)
Distributions from Realized Capital Gains	(.265)	(.017)	(.192)	(.055)	(.042)
Total Distributions	(.521)	(.314)	(.544)	(.382)	(.296)
Net Asset Value, End of Period	$15.24	$14.54	$13.85	$13.52	$13.46
Total Return[2]	8.48%	7.35%	6.75%	3.31%	5.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,322	$17,576	$16,984	$16,613	$16,645
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.19%	2.54%	2.47%	1.90%
Portfolio Turnover Rate	6%	17%	10%	6%	8%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
93

Vanguard Target Retirement 2015 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$15.84	$15.42	$15.60	$15.75	$15.19
Investment Operations
Net Investment Income[1]	.293	.336	.376	.371	.305
Capital Gain Distributions Received[1]	.058	—	—	.001	.005
Net Realized and Unrealized Gain (Loss) on Investments	1.114	.818	.455	.328	.846
Total from Investment Operations	1.465	1.154	.831	.700	1.156
Distributions
Dividends from Net Investment Income	(.250)	(.379)	(.372)	(.318)	(.289)
Distributions from Realized Capital Gains	(.765)	(.355)	(.639)	(.532)	(.307)
Total Distributions	(1.015)	(.734)	(1.011)	(.850)	(.596)
Net Asset Value, End of Period	$16.29	$15.84	$15.42	$15.60	$15.75
Total Return[2]	9.49%	7.68%	6.08%	4.54%	7.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,967	$15,233	$15,647	$16,410	$17,250
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.20%	2.52%	2.39%	2.02%
Portfolio Turnover Rate	4%	18%	10%	7%	7%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
94

Vanguard Target Retirement 2020 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$33.79	$32.24	$32.14	$31.19	$29.09
Investment Operations
Net Investment Income[1]	.613	.713	.778	.729	.636
Capital Gain Distributions Received[1]	.110	—	—	.002	.008
Net Realized and Unrealized Gain (Loss) on Investments	3.680	1.987	.736	1.079	2.231
Total from Investment Operations	4.403	2.700	1.514	1.810	2.875
Distributions
Dividends from Net Investment Income	(.554)	(.789)	(.745)	(.631)	(.562)
Distributions from Realized Capital Gains	(1.599)	(.361)	(.669)	(.229)	(.213)
Total Distributions	(2.153)	(1.150)	(1.414)	(.860)	(.775)
Net Asset Value, End of Period	$36.04	$33.79	$32.24	$32.14	$31.19
Total Return[2]	13.37%	8.51%	5.29%	5.87%	10.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,373	$31,887	$32,790	$33,114	$31,263
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.73%	2.21%	2.51%	2.30%	2.15%
Portfolio Turnover Rate	5%	19%	13%	10%	9%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
95

Vanguard Target Retirement 2025 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$20.56	$19.34	$19.02	$18.25	$16.77
Investment Operations
Net Investment Income[1]	.362	.438	.464	.419	.380
Capital Gain Distributions Received[1]	.063	—	—	.001	.004
Net Realized and Unrealized Gain (Loss) on Investments	2.792	1.292	.390	.807	1.534
Total from Investment Operations	3.217	1.730	.854	1.227	1.918
Distributions
Dividends from Net Investment Income	(.356)	(.471)	(.434)	(.369)	(.327)
Distributions from Realized Capital Gains	(.581)	(.039)	(.100)	(.088)	(.111)
Total Distributions	(.937)	(.510)	(.534)	(.457)	(.438)
Net Asset Value, End of Period	$22.84	$20.56	$19.34	$19.02	$18.25
Total Return[2]	15.93%	9.04%	4.89%	6.79%	11.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,268	$46,521	$44,146	$41,860	$37,111
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.63%	2.25%	2.51%	2.24%	2.21%
Portfolio Turnover Rate	7%	21%	11%	8%	10%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
96

Vanguard Target Retirement 2030 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$37.63	$35.22	$34.74	$32.93	$29.77
Investment Operations
Net Investment Income[1]	.679	.782	.830	.754	.683
Capital Gain Distributions Received[1]	.098	—	—	.001	.006
Net Realized and Unrealized Gain (Loss) on Investments	6.031	2.495	.486	1.744	3.167
Total from Investment Operations	6.808	3.277	1.316	2.499	3.856
Distributions
Dividends from Net Investment Income	(.661)	(.867)	(.767)	(.670)	(.576)
Distributions from Realized Capital Gains	(.377)	—	(.069)	(.019)	(.120)
Total Distributions	(1.038)	(.867)	(.836)	(.689)	(.696)
Net Asset Value, End of Period	$43.40	$37.63	$35.22	$34.74	$32.93
Total Return[2]	18.29%	9.38%	4.15%	7.65%	13.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,946	$42,285	$39,114	$35,913	$30,877
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.62%	2.20%	2.46%	2.22%	2.21%
Portfolio Turnover Rate	6%	21%	8%	9%	9%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
97

Vanguard Target Retirement 2035 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.16	$21.60	$21.46	$20.20	$18.09
Investment Operations
Net Investment Income[1]	.430	.470	.500	.459	.418
Capital Gain Distributions Received[1]	.046	—	—	.001	.003
Net Realized and Unrealized Gain (Loss) on Investments	4.244	1.614	.146	1.243	2.180
Total from Investment Operations	4.720	2.084	.646	1.703	2.601
Distributions
Dividends from Net Investment Income	(.409)	(.524)	(.464)	(.410)	(.356)
Distributions from Realized Capital Gains	(.221)	—	(.042)	(.033)	(.135)
Total Distributions	(.630)	(.524)	(.506)	(.443)	(.491)
Net Asset Value, End of Period	$27.25	$23.16	$21.60	$21.46	$20.20
Total Return[2]	20.60%	9.71%	3.37%	8.51%	14.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,822	$40,597	$37,126	$34,522	$29,798
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.64%	2.15%	2.42%	2.19%	2.22%
Portfolio Turnover Rate	6%	18%	7%	8%	9%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
98

Vanguard Target Retirement 2040 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$40.07	$37.27	$37.26	$34.73	$30.59
Investment Operations
Net Investment Income[1]	.764	.799	.850	.786	.718
Capital Gain Distributions Received[1]	.057	—	—	.001	.003
Net Realized and Unrealized Gain (Loss) on Investments	8.312	2.892	(.005)	2.441	4.143
Total from Investment Operations	9.133	3.691	.845	3.228	4.864
Distributions
Dividends from Net Investment Income	(.719)	(.891)	(.779)	(.684)	(.599)
Distributions from Realized Capital Gains	(.194)	—	(.056)	(.014)	(.125)
Total Distributions	(.913)	(.891)	(.835)	(.698)	(.724)
Net Asset Value, End of Period	$48.29	$40.07	$37.27	$37.26	$34.73
Total Return[2]	23.00%	9.96%	2.63%	9.37%	16.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,084	$32,404	$29,043	$26,445	$22,324
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.66%	2.12%	2.38%	2.17%	2.23%
Portfolio Turnover Rate	5%	13%	5%	8%	8%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
99

Vanguard Target Retirement 2045 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.22	$23.38	$23.49	$21.80	$19.12
Investment Operations
Net Investment Income[1]	.495	.492	.527	.492	.450
Capital Gain Distributions Received[1]	.020	—	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	5.840	1.900	(.128)	1.636	2.696
Total from Investment Operations	6.355	2.392	.399	2.128	3.147
Distributions
Dividends from Net Investment Income	(.452)	(.552)	(.483)	(.428)	(.375)
Distributions from Realized Capital Gains	(.083)	—	(.026)	(.010)	(.092)
Total Distributions	(.535)	(.552)	(.509)	(.438)	(.467)
Net Asset Value, End of Period	$31.04	$25.22	$23.38	$23.49	$21.80
Total Return[2]	25.42%	10.27%	2.06%	9.85%	16.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,918	$30,205	$26,670	$24,330	$20,413
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.68%	2.08%	2.35%	2.16%	2.23%
Portfolio Turnover Rate	4%	9%	4%	7%	8%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
100

Vanguard Target Retirement 2050 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$40.60	$37.63	$37.80	$35.07	$30.63
Investment Operations
Net Investment Income[1]	.798	.793	.851	.794	.727
Capital Gain Distributions Received[1]	.031	—	—	.001	.002
Net Realized and Unrealized Gain (Loss) on Investments	9.498	3.053	(.204)	2.629	4.332
Total from Investment Operations	10.327	3.846	.647	3.424	5.061
Distributions
Dividends from Net Investment Income	(.741)	(.876)	(.789)	(.684)	(.587)
Distributions from Realized Capital Gains	(.096)	—	(.028)	(.010)	(.034)
Total Distributions	(.837)	(.876)	(.817)	(.694)	(.621)
Net Asset Value, End of Period	$50.09	$40.60	$37.63	$37.80	$35.07
Total Return[2]	25.65%	10.26%	2.07%	9.84%	16.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,583	$22,979	$19,470	$16,804	$13,407
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.68%	2.08%	2.36%	2.16%	2.24%
Portfolio Turnover Rate	4%	9%	3%	7%	6%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
101

Vanguard Target Retirement 2055 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$44.08	$40.84	$40.95	$37.98	$33.15
Investment Operations
Net Investment Income[1]	.868	.862	.929	.868	.796
Capital Gain Distributions Received[1]	.034	—	—	.001	.002
Net Realized and Unrealized Gain (Loss) on Investments	10.295	3.307	(.209)	2.819	4.688
Total from Investment Operations	11.197	4.169	.720	3.688	5.486
Distributions
Dividends from Net Investment Income	(.791)	(.929)	(.830)	(.718)	(.654)
Distributions from Realized Capital Gains	(.106)	—	—	—	(.002)
Total Distributions	(.897)	(.929)	(.830)	(.718)	(.656)
Net Asset Value, End of Period	$54.38	$44.08	$40.84	$40.95	$37.98
Total Return[2]	25.61%	10.25%	2.09%	9.79%	16.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,516	$12,901	$10,202	$8,011	$5,600
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.68%	2.09%	2.37%	2.18%	2.26%
Portfolio Turnover Rate	6%	8%	3%	5%	5%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
102

Vanguard Target Retirement 2060 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$38.95	$36.07	$36.16	$33.51	$29.25
Investment Operations
Net Investment Income[1]	.773	.762	.822	.768	.708
Capital Gain Distributions Received[1]	.029	—	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	9.085	2.922	(.192)	2.495	4.126
Total from Investment Operations	9.887	3.684	.630	3.263	4.836
Distributions
Dividends from Net Investment Income	(.684)	(.804)	(.717)	(.613)	(.574)
Distributions from Realized Capital Gains	(.113)	—	(.003)	—	(.002)
Total Distributions	(.797)	(.804)	(.720)	(.613)	(.576)
Net Asset Value, End of Period	$48.04	$38.95	$36.07	$36.16	$33.51
Total Return[2]	25.60%	10.25%	2.07%	9.81%	16.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,658	$6,027	$4,359	$3,240	$2,081
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.69%	2.09%	2.37%	2.19%	2.28%
Portfolio Turnover Rate	8%	6%	2%	3%	4%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
103

Vanguard Target Retirement 2065 Fund
	Year Ended September 30,				July 12, 2017[1] to September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$24.52	$22.69	$22.64	$20.79	$20.00
Investment Operations
Net Investment Income[2]	.500	.485	.529	.524	.150
Capital Gain Distributions Received[2]	.017	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.712	1.802	(.116)	1.496	.640
Total from Investment Operations	6.229	2.287	.413	2.020	.790
Distributions
Dividends from Net Investment Income	(.400)	(.457)	(.363)	(.170)	—
Distributions from Realized Capital Gains	(.039)	—	[3].000	—	—
Total Distributions	(.439)	(.457)	(.363)	(.170)	—
Net Asset Value, End of Period	$30.31	$24.52	$22.69	$22.64	$20.79
Total Return[4]	25.59%	10.11%	2.09%	9.75%	3.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,430	$864	$420	$202	$19
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.15%	0.15%[5]
Ratio of Net Investment Income to Average Net Assets	1.72%	2.11%	2.42%	2.37%	3.30%[5]
Portfolio Turnover Rate	5%	6%	2%	1%	29%

1	Inception.
2	Calculated based on average shares outstanding.
3	Distribution was less than $.001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
104

Investing With Vanguard
This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, please see Employer-Sponsored Plans. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Purchasing Shares
Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account or to add to an existing fund account.
Investment minimums may differ for certain categories of investors.
Account Minimums
To open and maintain an account. $1,000. Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you are investing through an intermediary, please contact that firm directly for more information regarding your eligibility.
To add to an existing account. Generally $1.
105

How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.
Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See Contacting Vanguard.
By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement) or with a deposit slip (available online).
How to Pay for a Purchase
By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
By check. You may make initial or additional purchases to your fund account by sending a check with a deposit slip or by utilizing our mobile application if your account is eligible and you are registered for online access. Also see How to Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—xx). For a list of Fund numbers (for Funds in this prospectus), see Additional Information.
By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail with an exchange form. See Exchanging Shares.
106

Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.
For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Purchase Rules You Should Know
Check purchases. All purchase checks must be written in U.S. dollars, be drawn on a U.S. bank, and be accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
107

New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.
Large purchases. Call Vanguard before attempting to invest a large dollar amount.
No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.
Redeeming Shares
How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.
Online. You may request a redemption of shares or request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.
By mail. You may send a form (available online) to Vanguard to redeem from a fund account or to make an exchange.
How to Receive Redemption Proceeds
By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by
108

electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee does not apply to accounts held by Flagship and Flagship Select clients; accounts held through intermediaries, including Vanguard Brokerage Services; or accounts held by institutional clients.
By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.
By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.
Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
109

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.
• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
For redemptions by electronic bank transfer: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.
110

If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by a Fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. For further information, see “Potentially disruptive redemptions” and “Emergency circumstances.”
For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Redemption Rules You Should Know
Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard’s policies to limit frequent trading.
Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Address change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional
111

documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.
Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.
If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.
Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.
Call Vanguard before attempting to exchange a large dollar amount. By calling us before you attempt to exchange a large dollar amount, you may avoid delayed or rejected transactions.
Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.
Frequent-Trading Limitations
Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other
112

than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.
For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.
These frequent-trading limitations do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.
• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Institutional Advisory Services®, and Vanguard Digital Advisor™.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs and Vanguard Individual 401(k) Plans).
• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.
• Checkwriting redemptions.
• Section 529 college savings plans.
• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:
• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
113

• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.
• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
114

Other Rules You Should Know
Prospectus and Shareholder Report Mailings
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Vanguard.com
Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.
Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
Telephone Transactions
Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.
Tele-Account®. To obtain fund and account information through Vanguard’s automated telephone service, you must first establish a Personal Identification Number (PIN) by calling Tele-Account at 800-662-6273.
Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
• Authorization to act on the account (as the account owner or by legal documentation or other means).
• Account registration and address.
• Fund name and account number, if applicable.
• Other information relating to the caller, the account owner, or the account.
115

Good Order
We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Vanguard reserves the right, without notice, to revise the requirements for good order.
Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Redeeming Shares, and Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.
Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Responsibility for Fraud
You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual.
116

Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.
Dormant Accounts
If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.
Unusual Circumstances
If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. Your financial intermediary can provide you with account information and any required tax forms. You may be required to pay a commission on purchases of mutual fund shares made through a financial intermediary.
Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.
Account Service Fee
Vanguard may charge a $20 account service fee on fund accounts that have a balance below $10,000 for any reason, including market fluctuation. The account service fee may be applied to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Vanguard funds, regardless of the account minimum. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from fund accounts subject to the fee once per calendar year.
If you elect to receive your statements and other materials electronically (i.e., by e-delivery), the account service fee will not be charged, so long as your election remains in effect. You can make your e-delivery election on vanguard.com.
117

Certain account types have alternative fee structures, including SIMPLE IRAs, Vanguard Retirement Investment Program pooled plans, and Vanguard Individual 401(k) Plans.
Low-Balance Accounts
Each Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This liquidation policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Any such liquidation will be preceded by written notice to the investor.
Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
118

Shareholder Rights
Each Fund's Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of the Trust that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the Trustees determine not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Fund and Account Updates
Confirmation Statements
We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
Portfolio Summaries
We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements
For most accounts, Vanguard (or your intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered
119

users of vanguard.com can also view certain forms through our website. Vanguard (or your intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Annual and Semiannual Reports
We will send (or provide through our website, whichever you prefer) reports about Vanguard Target Retirement Funds twice a year, in May and November. These reports include overviews of the financial markets and provide the following specific Fund information:
• Performance assessments and comparisons with industry benchmarks.
• Financial statements with listings of Fund holdings.
Portfolio Holdings
Please consult the Funds' Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of a Fund’s portfolio holdings.
Employer-Sponsored Plans
Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
• If you have any questions about a Fund or Vanguard, including those about a Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com.
• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.
• Be sure to carefully read each topic that pertains to your transactions with Vanguard.
Vanguard reserves the right to change its policies without notice to shareholders.
Transactions
Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to a Fund. Consult your recordkeeper or plan administrator for more information.
120

If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.
121

Contacting Vanguard
Web
Vanguard.com	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests 24 hours a day, 7 days a week

Phone
Vanguard Tele-Account® 800-662-6273	For automated fund and account information Toll-free, 24 hours a day, 7 days a week
Investor Information 800-662-7447 (Text telephone for people with hearing impairment at 800-749-7273)	For fund and service information For literature requests
Client Services 800-662-2739 (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions
Participant Services 800-523-1188 (Text telephone for people with hearing impairment at 800-749-7273)	For information and services for participants in employer-sponsored plans
Institutional Division 888-809-8102	For information and services for large institutional investors
Financial Advisor and Intermediary Sales Support 800-997-2798	For information and services for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Financial Advisory and Intermediary Trading Support 800-669-0498	For account information and trading support for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Additional Information
Each Fund’s Bylaws require, unless the Trust otherwise consents in writing, that the U.S. Federal District Courts be the sole and exclusive forum for the resolution of complaints under the Securities Act of 1933. This provision may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.
122

	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
Target Retirement Income Fund	10/27/2003	TgtRetInc	308	92202E102
Target Retirement 2015 Fund	10/27/2003	TgtRe2015	303	92202E300
Target Retirement 2020 Fund	6/7/2006	TgtRe2020	682	92202E805
Target Retirement 2025 Fund	10/27/2003	TgtRe2025	304	92202E409
Target Retirement 2030 Fund	6/7/2006	TgtRe2030	695	92202E888
Target Retirement 2035 Fund	10/27/2003	TgtRe2035	305	92202E508
Target Retirement 2040 Fund	6/7/2006	TgtRe2040	696	92202E870
Target Retirement 2045 Fund	10/27/2003	TgtRe2045	306	92202E607
Target Retirement 2050 Fund	6/7/2006	TgtRe2050	699	92202E862
Target Retirement 2055 Fund	8/18/2010	TgtRet2055	1487	92202E847
Target Retirement 2060 Fund	1/19/2012	TgtRe2060	1691	92202E839
Target Retirement 2065 Fund	7/12/2017	Van2065TRF	1791	92202E680

CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by Standard & Poor’s Financial Services, LLC, and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, ©2022 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.
123

CFA® is a registered trademark owned by CFA Institute.
Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.
London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®“, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
”Bloomberg®” and the U.S. Aggregate Bond Index (the Index or Bloomberg Index) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Vanguard.
The Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund and the Short-Term Inflation-Protected Securities Index Fund) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund and the Short-Term Inflation-Protected Securities Index Fund) or any member of the public regarding the advisability of investing in securities generally or in the Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund and the Short-Term Inflation-Protected Securities Index Fund) particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund and the Short-Term Inflation-Protected Securities Index Fund). Bloomberg has no obligation to take the needs of Vanguard or the owners of the Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund and the Short-Term Inflation-Protected Securities Index Fund) into consideration in determining, composing or calculating the Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund and the Short-Term Inflation-Protected Securities Index Fund) to be issued. Bloomberg shall not have any obligation or liability,
124

including, without limitation, to the Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund and the Short-Term Inflation-Protected Securities Index Fund) customers, in connection with the administration, marketing or trading of the Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund and the Short-Term Inflation-Protected Securities Index Fund).
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. AGGREGATE BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TARGET RETIREMENT FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. AGGREGATE BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. AGGREGATE BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TARGET RETIREMENT FUNDS OR U.S. AGGREGATE BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
125

Glossary of Investment Terms
Acquired Fund. Any mutual fund, business development company, closed-end investment company, or other pooled investment vehicle whose shares are owned by a fund.
Active Management. An investment approach that seeks to exceed the average returns of a particular financial market or market segment. In selecting securities to buy and sell, active managers may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.
Bloomberg U.S. Aggregate Bond Index. An index that is the broadest representation of the taxable U.S. bond market, including most U.S. Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody’s) and maturities of 1 year or more.
Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money the bondholder lends it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.
Capital Gains Distributions. Payments to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
Common Stock. A security representing ownership rights in a corporation.
Coupon Rate. The interest rate paid by the issuer of a debt security until its maturity. It is expressed as an annual percentage of the face value of the security.
Dividend Distributions. Payments to mutual fund shareholders of income from interest or dividends generated by a fund's investments.
Expense Ratio. A fund's total annual operating expenses expressed as a percentage of the fund's average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.
Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.
Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower may pay a fixed, variable, or floating rate of interest.
126

Float-Adjusted Index. An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities. Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency. By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.
Fund of Funds. A fund that pursues its objective by investing in other funds.
Inception Date. The date on which the assets of a fund are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
Indexing. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark, or “index.”
Investment-Grade Bond. A debt security whose credit quality is considered by independent bond rating agencies, or through independent analysis conducted by a fund's advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.
Joint Committed Credit Facility. Each Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Funds' board of trustees and renegotiation with the lender syndicate on an annual basis.
Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
MSCI US Broad Market Index. An index that tracks virtually all stocks that trade in the U.S. stock market.
127

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.
New York Stock Exchange (NYSE). A stock exchange based in New York City that is open for regular trading on business days, Monday through Friday, from 9:30 a.m. to 4 p.m., Eastern time.
Principal. The face value of a debt instrument or the amount of money put into an investment.
Return of Capital. A return of capital occurs when a fund's distributions exceed its earnings in a fiscal year. A return of capital is a return of all or part of your original investment or amounts paid in excess of your original investment in a fund. In general, a return of capital reduces your cost basis in a fund's shares and is not taxable to you until your cost basis has been reduced to zero.
Target Retirement Income Composite Index. Index derived by applying the Target Retirement Income Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg U.S. Aggregate Float Adjusted Index thereafter, as well as the Bloomberg U.S. Treasury Inflation Protected Securities Index through June 2, 2013, and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index thereafter; for short-term reserves, the Citigroup Three-Month Treasury Bill Index through June 2, 2013; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; the MSCI US Broad Market Index through June 2, 2013; and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2015 Composite Index. An index derived by applying the Target Retirement 2015 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI
128

EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg U.S. Aggregate Float Adjusted Index thereafter, as well as the Bloomberg U.S. Treasury Inflation Protected Securities Index through June 2, 2013, and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index thereafter; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; the MSCI US Broad Market Index through June 2, 2013; and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2020, 2030, 2040, and 2050 Composite Indexes. Indexes derived by applying the applicable Target Retirement Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg U.S. Aggregate Float Adjusted Index thereafter; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2025, 2035, and 2045 Composite Indexes. Indexes derived by applying the applicable Target Retirement Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the
129

Bloomberg U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg U.S. Aggregate Float Adjusted Index thereafter; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; the MSCI US Broad Market Index through June 2, 2013; and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2055 Composite Index. An index derived by applying the Target Retirement 2055 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Float Adjusted Index; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2060 Composite Index. An index derived by applying the Target Retirement 2060 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI ACWI ex USA IMI Index through June 2, 2013, and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the MSCI ACWI ex USA IMI Index through June 2, 2013, and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Float Adjusted Index; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2065 Composite Index. An index derived by applying the Target Retirement 2065 Fund’s target asset allocation to the results of the following benchmarks: FTSE Global All Cap ex US Index for international stocks; the Bloomberg U.S. Aggregate Float Adjusted Index for U.S. bonds and the
130

Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index for international bonds; and the CRSP US Total Market Index for U.S. stocks. International stock benchmark returns are adjusted for withholding taxes.
Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.
131

This page intentionally left blank.

This page intentionally left blank.

Connect with Vanguard®˃ vanguard.com
For More Information
If you would like more information about Vanguard Target Retirement Funds, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated by reference into (and thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please visit vanguard.com or contact us as follows:
If you are an individual investor:
Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273
If you are a participant in an employer-sponsored plan:
Telephone: 800-523-1188; Text telephone for people with hearing impairment: 800-749-7273
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273
Information Provided by the Securities and Exchange Commission (SEC)
Reports and other information about the Funds are available in the EDGAR database on the SEC’s website at sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov.
Funds' Investment Company Act file number: 811-04098
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
P 308 012022

Vanguard Institutional Target Retirement Funds
Prospectus
 January 31, 2022
Institutional Shares
Vanguard Institutional Target Retirement Income Fund Institutional Shares (VITRX)
Vanguard Institutional Target Retirement 2015 Fund Institutional Shares (VITVX)
Vanguard Institutional Target Retirement 2020 Fund Institutional Shares (VITWX)
Vanguard Institutional Target Retirement 2025 Fund Institutional Shares (VRIVX)
Vanguard Institutional Target Retirement 2030 Fund Institutional Shares (VTTWX)
Vanguard Institutional Target Retirement 2035 Fund Institutional Shares (VITFX)
Vanguard Institutional Target Retirement 2040 Fund Institutional Shares (VIRSX)
Vanguard Institutional Target Retirement 2045 Fund Institutional Shares (VITLX)
Vanguard Institutional Target Retirement 2050 Fund Institutional Shares (VTRLX)
Vanguard Institutional Target Retirement 2055 Fund Institutional Shares (VIVLX)
Vanguard Institutional Target Retirement 2060 Fund Institutional Shares (VILVX)
Vanguard Institutional Target Retirement 2065 Fund Institutional Shares (VSXFX)

This prospectus contains financial data for the Funds through the fiscal year ended September 30, 2021.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Vanguard Institutional Target Retirement Income Fund
Investment Objective
The Fund seeks to provide current income and some capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors currently in retirement. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. fixed-income securities	37.2%
• U.S. stocks	17.4%
• Inflation-indexed securities	17.3%
• Foreign fixed-income securities	16.1%
• Foreign stocks	12.0%
At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses. There is no guarantee that the Fund will provide adequate income through retirement. Because bonds and short-term investments are typically less volatile than stocks and because the Fund invests most of its assets in bonds and short-term investments, the Fund’s overall level of risk is expected to be low to moderate.
• With approximately 70% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement Income Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 12% FTSE Global All Cap ex US Index; 37.2% Bloomberg U.S. Aggregate Float Adjusted Index; 16.8% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index; 16% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 18% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement Income Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	7.95%	June 30, 2020
Lowest	-5.88%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement Income Fund Institutional Shares				6/26/2015
Return Before Taxes	5.34%	6.93%	5.91%
Return After Taxes on Distributions	4.13	5.92	4.98
Return After Taxes on Distributions and Sale of Fund Shares	3.47	5.04	4.27
Target Retirement Income Composite Index (reflects no deduction for fees, expenses, or taxes)	5.44%	7.12%	6.09%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2015 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. fixed-income securities	36.4%
• U.S. stocks	18.6%
• Inflation-indexed securities	16.2%
• Foreign fixed-income securities	15.8%
• Foreign stocks	13.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds are typically less volatile than stocks and because the Fund currently invests a significant portion of its assets in fixed income securities, the Fund’s overall level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 70% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• With approximately 30% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2015 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 12.7% FTSE Global All Cap ex US Index; 36.6% Bloomberg U.S. Aggregate Float Adjusted Index; 16.1% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index; 15.7% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 19% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2015 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	8.92%	June 30, 2020
Lowest	-7.39%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2015 Fund Institutional Shares				6/26/2015
Return Before Taxes	5.81%	7.76%	6.47%
Return After Taxes on Distributions	4.23	6.60	5.44
Return After Taxes on Distributions and Sale of Fund Shares	4.06	5.73	4.76
Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses, or taxes)	5.96%	7.97%	6.68%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2020 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund's allocation among the underlying asset classes was as follows:
• U.S. fixed-income securities	30.9%
• U.S. stocks	27.3%
• Foreign stocks	18.7%
• Foreign fixed-income securities	13.3%
• Inflation-indexed securities	9.8%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because fixed income securities such as bonds are typically less volatile than stocks and because the Fund currently invests a majority of its assets in fixed income securities, the Fund’s overall level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 51% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• With approximately 49% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2020 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 18.4% FTSE Global All Cap ex US Index; 31% Bloomberg U.S. Aggregate Float Adjusted Index; 9.8% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index; 13.3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 27.6% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2020 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	11.43%	June 30, 2020
Lowest	-10.74%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2020 Fund Institutional Shares				6/26/2015
Return Before Taxes	8.29%	9.32%	7.66%
Return After Taxes on Distributions	7.04	8.36	6.78
Return After Taxes on Distributions and Sale of Fund Shares	5.39	7.06	5.78
Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses, or taxes)	8.43%	9.57%	7.91%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2025 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	34.0%
• U.S. fixed-income securities	28.6%
• Foreign stocks	23.2%
• Foreign fixed-income securities	12.3%
• Inflation-indexed securities	1.9%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 60% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 40% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2025 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 22.9% FTSE Global All Cap ex US Index; 28.4% Bloomberg U.S. Aggregate Float Adjusted Index; 2.3% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index; 12.2% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 34.3% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Institutional Target Retirement 2025 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	13.19%	June 30, 2020
Lowest	-12.94%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2025 Fund Institutional Shares				6/26/2015
Return Before Taxes	9.95%	10.43%	8.47%
Return After Taxes on Distributions	9.09	9.64	7.73
Return After Taxes on Distributions and Sale of Fund Shares	6.25	8.02	6.50
Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses, or taxes)	10.09%	10.70%	8.74%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2030 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	39.0%
• Foreign stocks	26.4%
• U.S. fixed-income securities	24.1%
• Foreign fixed-income securities	10.5%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 70% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 30% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2030 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 26.2% FTSE Global All Cap ex US Index; 24.2% Bloomberg U.S. Aggregate Float Adjusted Index; 10.4% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 39.2% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2030 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	14.57%	June 30, 2020
Lowest	-14.77%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2030 Fund Institutional Shares				6/26/2015
Return Before Taxes	11.52%	11.29%	9.07%
Return After Taxes on Distributions	10.79	10.56	8.39
Return After Taxes on Distributions and Sale of Fund Shares	7.12	8.76	7.02
Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses, or taxes)	11.66%	11.55%	9.35%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2035 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	43.7%
• Foreign stocks	29.4%
• U.S. fixed-income securities	18.7%
• Foreign fixed-income securities	8.2%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 75% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 25% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2035 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 29.2% FTSE Global All Cap ex US Index; 19% Bloomberg U.S. Aggregate Float Adjusted Index; 8.1% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 43.7% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2035 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	15.92%	June 30, 2020
Lowest	-16.51%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2035 Fund Institutional Shares				6/26/2015
Return Before Taxes	13.12%	12.12%	9.65%
Return After Taxes on Distributions	12.43	11.43	9.00
Return After Taxes on Distributions and Sale of Fund Shares	8.08	9.47	7.53
Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses, or taxes)	13.24%	12.39%	9.94%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2040 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	48.2%
• Foreign stocks	32.5%
• U.S. fixed-income securities	13.4%
• Foreign fixed-income securities	5.9%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 80% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 20% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2040 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 32.2% FTSE Global All Cap ex US Index; 13.7% Bloomberg U.S. Aggregate Float Adjusted Index; 5.9% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 48.2% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2040 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	17.25%	June 30, 2020
Lowest	-18.24%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2040 Fund Institutional Shares				6/26/2015
Return Before Taxes	14.74%	12.93%	10.21%
Return After Taxes on Distributions	14.09	12.29	9.60
Return After Taxes on Distributions and Sale of Fund Shares	9.03	10.17	8.01
Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses, or taxes)	14.84%	13.21%	10.52%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2045 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	52.7%
• Foreign stocks	35.7%
• U.S. fixed-income securities	8.0%
• Foreign fixed-income securities	3.6%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2045 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 35.2% FTSE Global All Cap ex US Index; 8.5% Bloomberg U.S. Aggregate Float Adjusted Index; 3.6% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 52.7% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Institutional Target Retirement 2045 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.65%	June 30, 2020
Lowest	-19.90%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2045 Fund Institutional Shares				6/26/2015
Return Before Taxes	16.29%	13.59%	10.72%
Return After Taxes on Distributions	15.67	12.97	10.13
Return After Taxes on Distributions and Sale of Fund Shares	9.96	10.74	8.46
Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.45%	13.88%	11.04%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2050 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	53.9%
• Foreign stocks	36.5%
• U.S. fixed-income securities	6.6%
• Foreign fixed-income securities	3.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2050 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 36% FTSE Global All Cap ex US Index; 7% Bloomberg U.S. Aggregate Float Adjusted Index; 3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 54% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2050 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.61%	June 30, 2020
Lowest	-19.87%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2050 Fund Institutional Shares				6/26/2015
Return Before Taxes	16.59%	13.67%	10.78%
Return After Taxes on Distributions	15.98	13.06	10.20
Return After Taxes on Distributions and Sale of Fund Shares	10.14	10.81	8.52
Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.75%	13.97%	11.11%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2055 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	53.9%
• Foreign stocks	36.5%
• U.S. fixed-income securities	6.6%
• Foreign fixed-income securities	3.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2055 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 36% FTSE Global All Cap ex US Index; 7% Bloomberg U.S. Aggregate Float Adjusted Index; 3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 54% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2055 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.63%	June 30, 2020
Lowest	-19.87%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2055 Fund Institutional Shares				6/26/2015
Return Before Taxes	16.54%	13.68%	10.79%
Return After Taxes on Distributions	15.94	13.08	10.22
Return After Taxes on Distributions and Sale of Fund Shares	10.10	10.82	8.52
Target Retirement 2055 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.75%	13.97%	11.11%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2060 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	54.0%
• Foreign stocks	36.4%
• U.S. fixed-income securities	6.6%
• Foreign fixed-income securities	3.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2060 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 36% FTSE Global All Cap ex US Index; 7% Bloomberg U.S. Aggregate Float Adjusted Index; 3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 54% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2060 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.66%	June 30, 2020
Lowest	-19.88%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	5 Years	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2060 Fund Institutional Shares				6/26/2015
Return Before Taxes	16.56%	13.68%	10.79%
Return After Taxes on Distributions	15.99	13.11	10.23
Return After Taxes on Distributions and Sale of Fund Shares	10.10	10.83	8.53
Target Retirement 2060 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.75%	13.97%	11.11%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	18.09	15.13
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	3.34
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2015.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Vanguard Institutional Target Retirement 2065 Fund
Investment Objective
The Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%
12b-1 Distribution Fee	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%

Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115
Portfolio Turnover
The Fund may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a mix of Vanguard mutual funds (underlying funds) according to an asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of 2065 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund over a period of many years after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2065, the Fund’s asset allocation should become similar to that of the Institutional Target Retirement Income Fund. As of September 30, 2021, the Fund’s allocation among the underlying asset classes was as follows:
• U.S. stocks	54.1%
• Foreign stocks	36.3%
• U.S. fixed-income securities	6.7%
• Foreign fixed-income securities	2.9%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize foreign currency exposure).
Principal Risks
The Fund is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. An investment in the Fund is not guaranteed. An investor may experience losses, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because stocks are typically more volatile than bonds and because the Fund currently invests most of its assets in stocks, the Fund’s overall level of risk should be higher than that of funds that invest the majority of their assets in bonds; however, the level of risk is expected to be lower than that of funds investing entirely in stocks.
• With approximately 90% of its assets allocated to stocks, the Fund is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
• With approximately 10% of its assets allocated to fixed-income securities, the Fund is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities funds may not perfectly offset the fund’s foreign currency exposure.
• The Fund is also subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes and a composite stock/bond index, which have investment characteristics similar to those of the Fund. The Target Retirement 2065 Composite Index is a custom blended index developed by Vanguard based on the Fund’s asset allocation glide schedule, which becomes more conservative as time elapses. As of September 30, 2021, the composite was derived using the following portion allocations: 36% FTSE Global All Cap ex US Index; 7% Bloomberg U.S. Aggregate Float Adjusted Index; 3% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 54% CRSP US Total Market Index. International stock benchmark returns are adjusted for withholding taxes. The components that make up the composite index may vary over time. Percentages listed may not total to 100% due to rounding. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Target Retirement 2065 Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	18.64%	June 30, 2020
Lowest	-20.01%	March 31, 2020
Average Annual Total Returns for Periods Ended December 31, 2021
	1 Year	Since Fund Inception	Fund Inception Date
Vanguard Institutional Target Retirement 2065 Fund Institutional Shares			7/12/2017
Return Before Taxes	16.56%	12.74%
Return After Taxes on Distributions	16.04	12.22
Return After Taxes on Distributions and Sale of Fund Shares	10.08	10.00
Target Retirement 2065 Composite Index (reflects no deduction for fees, expenses, or taxes)	16.75%	13.07%
MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	26.10	17.91
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.46
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on

Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Investment Advisor
The Vanguard Group, Inc. (Vanguard)
Portfolio Managers
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2017.
Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Fund since its inception in 2017.
Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open and maintain a Fund account for Institutional Shares is $5 million. The minimum investment amount required to add to an existing Fund account is generally $1. Certain accounts may be aggregated to meet the Fund‘s investment minimum, and the investment minimum may differ for certain categories of investors. Please contact Vanguard to determine how the Fund‘s investment minimum applies to your accounts. If you are investing through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.
Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply.
Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares.

Investing in Vanguard Institutional Target Retirement Funds
This prospectus provides information about Vanguard Institutional Target Retirement Funds, a group of mutual funds that separately invest in a mix of other Vanguard stock and bond mutual funds (underlying funds). Because the Funds invest in other funds, rather than in individual securities, each Fund is considered a fund of funds.
Each Institutional Target Retirement Fund is designed to provide an investment portfolio for investors who would rather use asset allocations developed by Vanguard than try to build their own retirement investment portfolios. The Funds are constructed based on our investment experience that, over the long term, stocks generally provide greater growth opportunities and greater risk than bonds, and bonds generally provide more income and lower volatility than stocks. The year in each Fund name (other than the Institutional Target Retirement Income Fund) refers to the approximate year (the target date) when an investor in the Fund would retire and leave the workforce. The year-specific Institutional Target Retirement Funds strive to produce more income and lower volatility as the target year approaches.
The Institutional Target Retirement Funds do not provide guaranteed income or payouts, nor can they ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the fund name. That will depend on various factors, including the amount of money you have invested in your Institutional Target Retirement Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
Once you determine your expected retirement year, you can consider choosing an Institutional Target Retirement Fund close to that date. As the target year approaches, the year-specific Institutional Target Retirement Funds’ asset allocations begin to shift their emphasis away from stocks and toward bond investments to help provide more income and help reduce volatility. The Institutional Target Retirement Income Fund is intended for investors currently in retirement, and its asset allocation is expected to remain stable over time. Because we anticipate that you will live for many years after you retire, the Institutional Target Retirement Funds will continue to have significant investments in stocks even as you approach, and then begin, retirement.

The asset allocations Vanguard has selected for the Institutional Target Retirement Funds are based on our investment experience and are geared to the average investor. If you wish to take on less (or more) risk, you can do so by selecting Institutional Target Retirement Funds with target dates earlier (or later) than your expected retirement date.
Vanguard may change the selection of underlying funds or the allocation of assets to the underlying funds at any time without prior notice to shareholders.
A Similar But Distinct Group of Vanguard Funds
The Funds offered by this prospectus should not be confused with Vanguard Target Retirement Funds, a separate group of Vanguard funds of funds. Although Vanguard Institutional Target Retirement Funds offer lower expenses, investors should not necessarily expect these Funds to outperform Vanguard Target Retirement Funds over any particular period of time. To obtain a prospectus for Vanguard Target Retirement Funds, please call 800-662-7447.

More on the Funds
This prospectus describes the principal risks you would face as a Fund shareholder. It is important to keep in mind one of the main principles of investing: generally, the higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: the lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this    symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk® explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
Plain Talk About Costs of Investing
Costs are an important consideration in choosing a mutual fund. That is because you, as a shareholder, pay a proportionate share of the costs of operating a fund and any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.

The following sections explain the principal investment strategies and policies that each Fund uses in pursuit of its investment objective. The Funds' board of trustees, which oversees each Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. As funds of funds, the Institutional Target Retirement Funds achieve their investment objectives by investing in other Vanguard mutual funds. Through its investments in the underlying funds, each Institutional Target Retirement Fund indirectly owns a diversified portfolio of stocks and fixed-income securities.
Asset Allocation Framework
Asset allocation—that is, dividing your investment among stocks, fixed-income securities, and short-term investments—is one of the most critical decisions you can make as an investor. It is also important to recognize that the asset allocation strategy you use today may not be appropriate as you move closer to retirement. The Institutional Target Retirement Funds are designed to provide you with a single Fund with an asset allocation that changes over time and becomes more conservative as you approach retirement, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase.
The following table shows the targeted asset allocation for each Fund as of September 30, 2021.
	Institutional Target Retirement Fund
Underlying Asset Class	Income	2015	2020	2025	2030	2035
U.S stocks	18.0%	19.3%	27.9%	34.5%	39.4%	43.9%
Foreign stocks	12.0	12.9	18.6	23.0	26.2	29.2
U.S. fixed-income securities	37.2	36.4	30.8	28.3	24.1	18.8
Foreign fixed-come securities	16.0	15.6	13.2	12.2	10.3	8.1
Inflation-indexed securities	16.8	15.9	9.6	2.0	0.0	0.0

	Institutional Target Retirement Fund
Underlying Asset Class	2040	2045	2050	2055	2060	2065
U.S stocks	48.4%	52.9%	54.0%	54.0%	54.0%	54.0%
Foreign stocks	32.3	35.3	36.0	36.0	36.0	36.0
U.S. fixed-income securities	13.6	8.3	7.0	7.0	7.0	7.0
Foreign fixed-income securities	5.8	3.6	3.0	3.0	3.0	3.0
Inflation-indexed securities	0.0	0.0	0.0	0.0	0.0	0.0
The Funds’ advisor allocates each Fund’s assets among the underlying funds based on its investment objective and policies. The asset allocation for each Fund (other than the Institutional Target Retirement Income Fund) will change over time as the date indicated in the Fund’s name draws closer. Once a Fund’s asset allocation is similar to that of the Institutional Target Retirement Income Fund, the Fund’s board of trustees may approve combining the Fund with the Institutional Target Retirement Income Fund. The board will grant such approval if it determines the combination to be in the best interest of Fund shareholders. Once such a combination occurs, shareholders will own shares of the Institutional Target Retirement Income Fund. Shareholders will be notified prior to such a combination. We expect these combinations to occur within seven years after the year indicated in the Fund’s name.
The following chart shows how we expect the asset allocations for the Funds to change over time. The actual asset allocations may differ from this chart.

An example of how fund asset allocations change over time

The Funds’ investments in the underlying funds may be affected by a variety of factors. For example, an underlying fund may stop accepting or may limit additional investments, forcing the Institutional Target Retirement Funds to invest in a different underlying fund.
Stocks
By owning shares of underlying funds that hold U.S. stocks, each Institutional Target Retirement Fund indirectly invests, to varying degrees, in U.S. stocks, with an emphasis on large-cap stocks. To a lesser extent, each Fund also invests in funds that own mid- and small-cap U.S. stocks, as well as foreign stocks, including emerging markets.

Each Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
Historically, mid- and small-cap stocks have been more volatile than—and at times have performed quite differently from—large-cap stocks. This volatility is due to several factors, including the fact that smaller companies often have fewer customers and financial resources than larger firms. These characteristics can make mid-size and small companies more sensitive to changing economic conditions, leading to less certain growth and dividend prospects.

As of September 30, 2021, the stocks in the underlying domestic equity fund had an asset-weighted median market capitalization of $127.5 billion and the stocks in the underlying international equity fund had an asset-weighted median market capitalization of $33 billion.

By owning shares of underlying funds that hold foreign stocks, each Fund is subject to country/regional risk and currency risk.

Each Fund is subject to country/regional risk and currency risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because each Fund may invest a portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investment in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.
Plain Talk About International Investing
U.S. investors who invest in foreign securities will encounter risks not typically associated with U.S. companies because foreign stock and bond markets operate differently from the U.S. markets. For instance, foreign companies and governments may not be subject to the same or similar accounting, auditing, legal, tax, and financial reporting standards and practices as U.S. companies and the U.S. government, and their stocks and bonds may not be as liquid as those of similar U.S. entities. In addition, foreign stock exchanges, brokers, companies, bond markets, and dealers may be subject to less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.

Fixed-Income Securities
By owning shares of underlying funds that hold U.S. fixed-income securities, each Institutional Target Retirement Fund indirectly invests, to varying degrees, in government and corporate bonds, as well as in mortgage-backed and asset-backed securities. Through their investments in underlying funds that hold inflation-indexed securities, the Institutional Target Retirement Income, Institutional Target Retirement 2015, Institutional Target Retirement 2020, and Institutional Target Retirement 2025 Funds also invest in inflation-protected bonds.

Plain Talk About Inflation-Indexed Securities
Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security (IIS) provides principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. This adjustment is a key feature of an IIS. Even though historically the general price level for goods and services has risen each year, there have been periods when the general price level for goods and services has dropped (as measured by the Consumer Price Index
(CPI). Importantly, for shareholders of U.S. government issued inflation-indexed securities, during such a period of deflation, the
U.S. Treasury has guaranteed that it will repay at least the face value of the securities. However, if an IIS is purchased by a fund at a premium, a deflationary period could cause the fund to experience a loss.

Inflation measurement and adjustment for an IIS have two important features. There is a two-month lag between the time that inflation occurs in the economy and when it is factored into IIS valuations. This is due to the time required to measure and calculate the CPI and for the U.S. Treasury to adjust the inflation accrual schedules for an IIS. For example, inflation that occurs in January is calculated and announced during February and affects
IIS valuations throughout the month of March. In addition, the inflation index used is the nonseasonally adjusted index. It differs from the CPI that is reported by most news organizations, which is statistically smoothed to overcome highs and lows observed at different points each year. The use of the nonseasonally adjusted index can cause a fund’s income level to fluctuate.

Each Fund is subject to interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates.
Although fixed income securities (commonly referred to as bonds) are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates.

Plain Talk About Bonds and Interest Rates
As a rule, when interest rates rise, bond prices fall. The opposite is also true:
Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let’s assume that you hold a bond offering a 4% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 5% yield. With higher-yielding bonds available, you would have trouble selling your 4% bond for the price you paid—you would probably have to lower your asking price.
On the other hand, if interest rates were falling and 3% bonds were being offered, you should be able to sell your 4% bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities—such as those guaranteed by the Government National Mortgage Association—as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk—the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this prepayment possibility, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity. In contrast, when interest rates rise, prepayments tend to slow down, subjecting mortgage-backed securities to extension risk—the possibility that homeowners will repay their mortgages at slower rates. This will lengthen the duration or average life of mortgage-backed securities held by a fund and delay the fund’s ability to reinvest proceeds at higher interest rates, making the fund more sensitive to changes in interest rates.

Plain Talk About Inflation-Indexed Securities and Interest Rates
Interest rates on conventional bonds have two primary components: a “real”
yield and an increment that reflects investor expectations of future inflation.
By contrast, interest rates on an IIS are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only real interest rates to influence the price of an IIS. A rise in real interest rates will cause the price of an IIS to fall, while a decline in real interest rates will boost the price of an IIS.

Changes in interest rates can affect bond income as well as bond prices.

Each Fund is subject to income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. A fund holding bonds will experience a decline in income when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds.
The Institutional Target Retirement Income, Institutional Target Retirement 2015, Institutional Target Retirement 2020, and Institutional Target Retirement 2025 Funds are also subject to income fluctuations through their investments in underlying funds that hold inflation-indexed securities. The quarterly income distributions of the underlying funds that hold inflation-indexed securities are likely to fluctuate considerably more than income distributions of a typical bond fund because of changes in inflation.

Each Fund is subject to call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income.
For mortgage-backed securities, the risk that borrowers (e.g., homeowners) may refinance their mortgages at lower interest rates is known as prepayment risk.

Because the underlying funds invest only a portion of its assets in callable bonds and mortgage-backed securities, call/prepayment risk for each Institutional Target Retirement Fund should be low to moderate.

Each Fund is subject to credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return.
The credit quality of the bonds held by the underlying funds is expected to be very high, and thus credit risk for each Fund should be low.
To a limited extent, the Funds are also indirectly subject to event risk, which is the chance that corporate fixed income securities held by the underlying funds may suffer a substantial decline in credit quality and market value because of a corporate restructuring.

By owning shares of underlying funds that hold foreign fixed-income securities, each Institutional Target Retirement Fund is subject to risks associated with investments in currency-hedged foreign bonds.

Each Fund is subject to country/regional risk and currency hedging risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies. Currency hedging risk is the chance that the currency hedging transactions entered into by an underlying fund may not perfectly offset the fund’s foreign currency exposure.
Market disruptions can adversely affect local and global markets as well as normal market conditions and operations. Any such disruptions could have an adverse impact on the value of a Fund's investments and Fund performance.
Security Selection
Each Fund seeks to achieve its objective by investing in a mix of underlying Vanguard funds to pursue a target allocation of stocks and fixed-income securities, which are briefly described in the following paragraphs.

• Vanguard Total Stock Market Index Fund seeks to track the performance of the CRSP US Total Market Index, which represents approximately 100% of the investable U.S. stock market and includes large-, mid-, small-, and micro-cap stocks regularly traded on the New York Stock Exchange and Nasdaq. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics.

• Vanguard Total International Stock Index Fund seeks to track the performance of the FTSE Global All Cap ex US Index, a float-adjusted market-capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index is most heavily weighted in Japan, China, the United Kingdom, Canada, Switzerland, France, and Germany.

• Vanguard Total Bond Market II Index Fund seeks to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Index by investing in a representative sample of bonds included in the Index. The Index measures the performance of a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

• Vanguard Total International Bond Index Fund and Vanguard Total International Bond II Index Fund seeks to track the performance of the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) by investing in a representative sample of securities included in the Index. The Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized non-U.S. investment-grade fixed income investments, all issued in currencies other than the U.S. dollar and with maturities of more than 1 year. Each fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, each fund will attempt to hedge its foreign currency exposure.

• Vanguard Short-Term Inflation-Protected Securities Index Fund seeks to track the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0–5 Year Index, a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally does not exceed 3 years.

Each Institutional Target Retirement Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
Other Investment Policies and Risks
Each underlying fund may invest, to a limited extent, in derivatives. In addition, each Fund may invest, to a limited extent, in stock and bond futures, which are types of derivatives. Each Fund will use futures to both facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation and to allow the Fund to remain fully invested in accordance with its investment strategies. Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, a bond, or a currency), a physical asset (such as gold, oil, or wheat), a market index, or a reference rate. Investments in derivatives may subject the funds to risks different from, and possibly greater than, those of investments directly in the underlying securities or assets. The Funds and the underlying funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.
Cash Management
Each Fund's daily cash balance may be invested in Vanguard Market Liquidity Fund and/or Vanguard Municipal Cash Management Fund (each, a CMT Fund), which are low-cost money market funds. When investing in a CMT Fund, each Fund bears its proportionate share of the expenses of the CMT Fund in which it invests. Vanguard receives no additional revenue from Fund assets invested in a CMT Fund.

To put cash flow to work as soon as possible, and thereby capture as much of the market’s return as possible, each Fund reserves the right to invest in shares of Vanguard Total Stock Market ETF, Vanguard Total International Stock ETF, Vanguard Total Bond Market ETF, Vanguard Short-Term Inflation-Protected Securities ETF, and Vanguard Total International Bond ETF, as applicable (each provides returns similar to the returns of its corresponding market segment). The Funds’ advisor may purchase ETF Shares when large cash inflows come into a Fund too late in the day to invest the cash, on a same-day basis, in shares of the underlying Vanguard funds that serve as the Fund’s primary investments. These cash-flow situations will arise infrequently, and the period of holding the ETF Shares will be short—in most cases, one day. (Vanguard does not receive duplicate management fees when Fund assets are invested in ETF Shares.)
Methods Used to Meet Redemption Requests
Under normal circumstances, each Fund typically expects to meet redemptions with positive cash flows. When this is not an option, each Fund seeks to maintain its risk exposure by selling a cross section of the Fund’s holdings to meet redemptions, while also factoring in transaction costs. Additionally, a Fund may work with larger clients to implement their redemptions in a manner that is least disruptive to the portfolio; see “Potentially disruptive redemptions” under Redeeming Shares in the Investing With Vanguard section.
Under certain circumstances, including under stressed market conditions, there are additional tools that each Fund may use in order to meet redemptions, including advancing the settlement of market trades with counterparties to match investor redemption payments or delaying settlement of an investor’s transaction to match trade settlement within regulatory requirements. A Fund may also suspend payment of redemption proceeds for up to seven days; see “Emergency circumstances” under Redeeming Shares in the Investing With Vanguard section. Additionally under these unusual circumstances, a Fund may borrow money (subject to certain regulatory conditions and if available under board-approved procedures) through an interfund lending facility; through a bank line-of-credit, including a joint committed credit facility; or through an uncommitted line-of-credit from Vanguard in order to meet redemption requests.
Frequent Trading or Market-Timing
Background. Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing. For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage. Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds. As money is shifted into and out of a fund by a shareholder engaging in frequent trading, the fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.
Policies to address frequent trading. The Vanguard funds (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) do not knowingly accommodate frequent trading. The board of trustees of each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it. These policies and procedures do not apply to ETF Shares because frequent trading in ETF Shares generally does not disrupt portfolio management or otherwise harm fund shareholders. Although there is no assurance that Vanguard will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:
• Each Vanguard fund reserves the right to reject any purchase request—including exchanges from other Vanguard funds—without notice and regardless of size. For example, a purchase request could be rejected because the investor has a history of frequent trading or if Vanguard determines that such purchase may negatively affect a fund’s operation or performance.
• Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) generally prohibits, except as otherwise noted in the Investing With Vanguard section, an investor’s purchases or exchanges into a fund account for

30 calendar days after the investor has redeemed or exchanged out of that fund account.
• Certain Vanguard funds charge shareholders purchase and/or redemption fees on transactions.
See the Investing With Vanguard section of this prospectus for further details on Vanguard’s transaction policies.
Each Vanguard fund (other than retail and government money market funds), in determining its net asset value, will use fair-value pricing when appropriate, as described in the Share Price section. Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.
Do not invest with Vanguard if you are a market-timer.
Turnover Rate
Although each Fund generally seeks to invest for the long term, a Fund may sell shares of the underlying funds regardless of how long they have been held. The Financial Highlights section of this prospectus shows historical turnover rates for each Fund. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced shares of the underlying funds valued at 100% of its net assets within a one-year period. In general, the greater the turnover rate, the greater the impact transaction costs will have on a fund’s return. Also, funds with high turnover rates may be more likely to generate capital gains, including short-term capital gains, that must be distributed to shareholders and will be taxable to shareholders investing through a taxable account.
The Funds and Vanguard
Each Fund is a member of The Vanguard Group, a family of over 200 funds. All of the funds that are members of The Vanguard Group (other than funds of funds) share in the expenses associated with administrative services and business operations, such as personnel, office space, and equipment.
Vanguard Marketing Corporation provides marketing services to the funds. Although fund shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (other than a fund of funds) or each share class of a fund (in the case of a fund with multiple share classes) pays its allocated share of the Vanguard funds’ marketing costs.
According to an agreement applicable to the Institutional Target Retirement Funds and Vanguard, the Funds’ direct expenses may be offset by (1) the Funds’ contributions to the costs of operating the underlying funds in which the

Institutional Target Retirement Funds invest and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds’ operation.

Accordingly, all expenses for services provided by Vanguard to the Institutional Target Retirement Funds and all other expenses incurred by the Institutional Target Retirement Funds are expected to be borne by the underlying funds. The Funds' shareholders bear the fees and expenses associated with the Funds' investments in the underlying funds.
Plain Talk About Vanguard’s Unique Corporate Structure
The Vanguard Group is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that are owned by third parties—either public or private stockholders—and not by the funds they serve.

Investment Advisor
The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Equity Index Group. Vanguard also serves as investment advisor for each of the underlying funds. As of September 30, 2021, Vanguard served as advisor for approximately $6.5 trillion in assets. Vanguard provides investment advisory services to the Funds pursuant to the Funds’ Service Agreement and subject to the supervision and oversight of the trustees and officers of the Funds.
For a discussion of why the board of trustees approved each Fund's investment advisory arrangement, see the most recent semiannual reports to shareholders covering the fiscal period ended March 31.
The managers primarily responsible for the day-to-day management of the Funds are:
William A. Coleman, CFA, Portfolio Manager at Vanguard. He has worked in investment management since joining Vanguard in 2006, has co-managed the Institutional Target Retirement 2065 Fund since its inception in 2017, and has co-managed the rest of the Institutional Target Retirement Funds since their inception in 2015. Education: B.S., King’s College; M.S., Saint Joseph’s University.

Walter Nejman, Portfolio Manager at Vanguard. He has been with Vanguard since 2005, has worked in investment management since 2008, has co-managed the Institutional Target Retirement 2065 Fund since its inception in 2017, and has co-managed the rest of the Institutional Target Retirement Funds since their inception in 2015. Education: B.A., Arcadia University; M.B.A., Villanova University.
The Funds' Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.
Under the terms of an SEC exemption, Vanguard Institutional Target Retirement 2065 Fund’s board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment advisor—either as a replacement for an existing advisor or as an additional advisor. Any significant change in the Fund’s advisory arrangements will be communicated to shareholders in writing. As the Fund’s sponsor and overall manager, Vanguard may provide investment advisory services to the Fund at any time. Vanguard may also recommend to the board of trustees that an advisor be hired, terminated, or replaced or that the terms of an existing advisory agreement be revised.
Dividends, Capital Gains, and Taxes
Fund Distributions
Each Fund distributes to shareholders virtually all of its net income as well as any net short-term or long-term capital gains realized from the sale of its holdings or received as capital gains distributions from the underlying funds. From time to time, each Fund may also make distributions that are treated as a return of capital. Income dividends for the Institutional Target Retirement Income Fund generally are distributed quarterly in March, June, September, and December; income dividends for the other Institutional Target Retirement Funds generally are distributed annually in December. Capital gains distributions, if any, generally occur annually in December. In addition, each Fund may occasionally make a supplemental distribution at some other time during the year.
You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund. However, if you are investing through an employer-sponsored retirement or savings plan, your distributions will be automatically reinvested in additional Fund shares.

Basic Tax Points
Investors in taxable accounts should be aware of the following basic federal income tax points:
• Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.
• Distributions declared in December—if paid to you by the end of January—are taxable as if received in December.
• Any dividend distribution or short-term capital gains distribution that you receive is taxable to you as ordinary income. If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, or a special tax deduction on “qualified REIT dividends,” if any, distributed by the Fund.
• Any distribution of net long-term capital gains is taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.
• Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
• Your cost basis in the Fund will be decreased by the amount of any return of capital that you receive. This, in turn, will affect the amount of any capital gain or loss that you realize when selling exchanging your Fund shares.
• Return of capital distributions generally are not taxable to you until your cost basis has been reduced to zero. If your cost basis is at zero, return of capital distributions will be treated as capital gains.
• A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.
• Vanguard (or your intermediary) will send you a statement each year showing the tax status of all of your distributions.
Individuals, trusts, and estates whose income exceeds certain threshold amounts are subject to a 3.8% Medicare contribution tax on “net investment income.” Net investment income takes into account distributions paid by the Fund and capital gains from any sale or exchange of Fund shares.
Dividend distributions and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

This prospectus provides general tax information only. If you are investing through a tax-advantaged account, such as an IRA or an employer-sponsored retirement or savings plan, special tax rules apply. Please consult your tax advisor for detailed information about any tax consequences for you.
Plain Talk About Buying a Dividend
Unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19
(not counting market change). You still have only $5,000 (250 shares x $19 =
$4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received—even if you reinvest it in more shares. To avoid buying a dividend, check a fund’s distribution schedule before you invest.

General Information
Backup withholding. By law, Vanguard must withhold 24% of any taxable distributions or redemptions from your account if you do not:
• Provide your correct taxpayer identification number.
• Certify that the taxpayer identification number is correct.
• Confirm that you are not subject to backup withholding.
Similarly, Vanguard (or your intermediary) must withhold taxes from your account if the IRS instructs us to do so.
Foreign investors. Vanguard funds offered for sale in the United States (Vanguard U.S. funds), including the Funds offered in this prospectus, are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments in Vanguard U.S. funds. Foreign investors should visit the non-U.S. investors page on our website at vanguard.com for information on Vanguard’s non-U.S. products.

Invalid addresses. If a dividend distribution or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address. Reinvestments will receive the net asset value calculated on the date of the reinvestment.
Share Price
Share price, also known as net asset value (NAV), is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share is computed by dividing the total assets, minus liabilities, of each Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not sell or redeem shares. The underlying Vanguard funds in which the Funds invest also do not calculate their NAV on days when the NYSE is closed, but the value of their assets may be affected to the extent that they hold securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).

Each Fund’s NAV is calculated based upon the values of the underlying mutual funds in which the Fund invests. The values of any mutual fund shares, including institutional money market fund shares, held by a fund are based on the NAVs of the shares. The values of any ETF shares held by a fund are based on the market value of the shares. The prospectuses for the underlying funds explain the circumstances under which those funds will use fair-value pricing and the effects of doing so.

Vanguard fund share prices are published daily on our website at vanguard.com/prices.

Financial Highlights
Financial highlights information is intended to help you understand a fund’s performance for the past five years (or, if shorter, its period of operations). Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned or lost each period on an investment in a fund or share class (assuming reinvestment of all distributions). This information has been obtained from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with fund financial statements, is included in a fund’s most recent annual report to shareholders. You may obtain a free copy of a fund’s latest annual or semiannual report, which is available upon request.
Vanguard Institutional Target Retirement Income Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.43	$22.27	$21.45	$21.27	$20.60
Investment Operations
Net Investment Income[1]	.474	.499	.552	.537	.404
Capital Gain Distributions Received[1]	.077	—	—	.002	.006
Net Realized and Unrealized Gain (Loss) on Investments	1.448	1.153	.860	.167	.667
Total from Investment Operations	1.999	1.652	1.412	.706	1.077
Distributions
Dividends from Net Investment Income	(.407)	(.481)	(.569)	(.522)	(.398)
Distributions from Realized Capital Gains	(.162)	(.011)	(.023)	(.004)	(.009)
Total Distributions	(.569)	(.492)	(.592)	(.526)	(.407)
Net Asset Value, End of Period	$24.86	$23.43	$22.27	$21.45	$21.27
Total Return	8.59%	7.52%	6.73%	3.34%	5.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,801	$7,041	$6,342	$5,661	$5,039
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.21%	2.56%	2.50%	1.94%
Portfolio Turnover Rate	20%	21%	12%	13%	7%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2015 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.99	$22.96	$22.39	$21.87	$20.64
Investment Operations
Net Investment Income[1]	.473	.510	.561	.536	.433
Capital Gain Distributions Received[1]	.079	—	—	.002	.006
Net Realized and Unrealized Gain (Loss) on Investments	1.733	1.243	.716	.459	1.182
Total from Investment Operations	2.285	1.753	1.277	.997	1.621
Distributions
Dividends from Net Investment Income	(.395)	(.579)	(.537)	(.449)	(.381)
Distributions from Realized Capital Gains	(.430)	(.144)	(.170)	(.028)	(.010)
Total Distributions	(.825)	(.723)	(.707)	(.477)	(.391)
Net Asset Value, End of Period	$25.45	$23.99	$22.96	$22.39	$21.87
Total Return	9.65%	7.77%	6.08%	4.60%	8.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,934	$8,991	$8,725	$8,246	$7,614
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.21%	2.55%	2.42%	2.07%
Portfolio Turnover Rate	24%	24%	16%	15%	10%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2020 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.05	$23.69	$23.08	$22.23	$20.58
Investment Operations
Net Investment Income[1]	.491	.532	.575	.532	.464
Capital Gain Distributions Received[1]	.070	—	—	.001	.005
Net Realized and Unrealized Gain (Loss) on Investments	2.762	1.469	.585	.773	1.582
Total from Investment Operations	3.323	2.001	1.160	1.306	2.051
Distributions
Dividends from Net Investment Income	(.435)	(.597)	(.531)	(.448)	(.391)
Distributions from Realized Capital Gains	(.338)	(.044)	(.019)	(.008)	(.010)
Total Distributions	(.773)	(.641)	(.550)	(.456)	(.401)
Net Asset Value, End of Period	$27.60	$25.05	$23.69	$23.08	$22.23
Total Return	13.43%	8.55%	5.34%	5.92%	10.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,374	$24,750	$24,128	$21,839	$17,587
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.23%	2.54%	2.35%	2.20%
Portfolio Turnover Rate	21%	24%	13%	8%	6%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2025 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.63	$24.07	$23.53	$22.46	$20.48
Investment Operations
Net Investment Income[1]	.481	.553	.585	.528	.480
Capital Gain Distributions Received[1]	.067	—	—	.001	.005
Net Realized and Unrealized Gain (Loss) on Investments	3.532	1.613	.494	.997	1.895
Total from Investment Operations	4.080	2.166	1.079	1.526	2.380
Distributions
Dividends from Net Investment Income	(.461)	(.599)	(.527)	(.452)	(.392)
Distributions from Realized Capital Gains	(.119)	(.007)	(.012)	(.004)	(.008)
Total Distributions	(.580)	(.606)	(.539)	(.456)	(.400)
Net Asset Value, End of Period	$29.13	$25.63	$24.07	$23.53	$22.46
Total Return	16.06%	9.08%	4.91%	6.85%	11.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,472	$36,609	$33,335	$28,058	$21,610
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.69%	2.28%	2.54%	2.29%	2.27%
Portfolio Turnover Rate	16%	24%	9%	9%	4%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2030 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$25.93	$24.27	$23.89	$22.61	$20.36
Investment Operations
Net Investment Income[1]	.494	.548	.582	.531	.485
Capital Gain Distributions Received[1]	.055	—	—	.001	.004
Net Realized and Unrealized Gain (Loss) on Investments	4.183	1.724	.330	1.201	2.160
Total from Investment Operations	4.732	2.272	.912	1.733	2.649
Distributions
Dividends from Net Investment Income	(.463)	(.607)	(.529)	(.450)	(.393)
Distributions from Realized Capital Gains	(.069)	(.005)	(.003)	(.003)	(.006)
Total Distributions	(.532)	(.612)	(.532)	(.453)	(.399)
Net Asset Value, End of Period	$30.13	$25.93	$24.27	$23.89	$22.61
Total Return	18.40%	9.43%	4.15%	7.73%	13.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,317	$35,811	$31,240	$25,819	$19,142
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.69%	2.24%	2.51%	2.27%	2.29%
Portfolio Turnover Rate	12%	21%	8%	7%	4%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2035 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.22	$24.47	$24.25	$22.78	$20.23
Investment Operations
Net Investment Income[1]	.516	.544	.579	.533	.489
Capital Gain Distributions Received[1]	.043	—	—	.001	.003
Net Realized and Unrealized Gain (Loss) on Investments	4.823	1.813	.174	1.394	2.457
Total from Investment Operations	5.382	2.357	.753	1.928	2.949
Distributions
Dividends from Net Investment Income	(.484)	(.606)	(.528)	(.454)	(.394)
Distributions from Realized Capital Gains	(.058)	(.001)	(.005)	(.004)	(.005)
Total Distributions	(.542)	(.607)	(.533)	(.458)	(.399)
Net Asset Value, End of Period	$31.06	$26.22	$24.47	$24.25	$22.78
Total Return	20.70%	9.70%	3.45%	8.54%	14.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,395	$32,910	$28,584	$23,762	$17,576
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.72%	2.20%	2.47%	2.25%	2.30%
Portfolio Turnover Rate	10%	18%	7%	8%	4%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2040 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.49	$24.66	$24.61	$22.93	$20.10
Investment Operations
Net Investment Income[1]	.541	.539	.575	.535	.494
Capital Gain Distributions Received[1]	.031	—	—	—	.002
Net Realized and Unrealized Gain (Loss) on Investments	5.503	1.898	(.005)	1.601	2.730
Total from Investment Operations	6.075	2.437	.570	2.136	3.226
Distributions
Dividends from Net Investment Income	(.490)	(.604)	(.519)	(.453)	(.393)
Distributions from Realized Capital Gains	(.035)	(.003)	(.001)	(.003)	(.003)
Total Distributions	(.525)	(.607)	(.520)	(.456)	(.396)
Net Asset Value, End of Period	$32.04	$26.49	$24.66	$24.61	$22.93
Total Return	23.12%	9.93%	2.65%	9.39%	16.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,655	$29,150	$25,057	$20,798	$14,863
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.75%	2.17%	2.43%	2.24%	2.32%
Portfolio Turnover Rate	7%	15%	5%	7%	5%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2045 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.70	$24.79	$24.86	$23.05	$20.11
Investment Operations
Net Investment Income[1]	.564	.534	.574	.538	.497
Capital Gain Distributions Received[1]	.018	—	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	6.171	1.976	(.130)	1.730	2.833
Total from Investment Operations	6.753	2.510	.444	2.268	3.331
Distributions
Dividends from Net Investment Income	(.499)	(.600)	(.512)	(.454)	(.389)
Distributions from Realized Capital Gains	(.024)	—	(.002)	(.004)	(.002)
Total Distributions	(.523)	(.600)	(.514)	(.458)	(.391)
Net Asset Value, End of Period	$32.93	$26.70	$24.79	$24.86	$23.05
Total Return	25.49%	10.17%	2.13%	9.92%	16.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,232	$25,066	$21,308	$17,383	$12,054
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.78%	2.13%	2.41%	2.23%	2.33%
Portfolio Turnover Rate	6%	12%	4%	6%	5%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2050 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.75	$24.82	$24.88	$23.07	$20.11
Investment Operations
Net Investment Income[1]	.569	.535	.577	.542	.503
Capital Gain Distributions Received[1]	.016	—	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	6.257	1.988	(.134)	1.718	2.838
Total from Investment Operations	6.842	2.523	.443	2.260	3.342
Distributions
Dividends from Net Investment Income	(.496)	(.593)	(.502)	(.445)	(.380)
Distributions from Realized Capital Gains	(.036)	—	(.001)	(.005)	(.002)
Total Distributions	(.532)	(.593)	(.503)	(.450)	(.382)
Net Asset Value, End of Period	$33.06	$26.75	$24.82	$24.88	$23.07
Total Return	25.78%	10.21%	2.11%	9.88%	16.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,536	$19,514	$15,987	$12,350	$7,950
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.79%	2.14%	2.42%	2.24%	2.34%
Portfolio Turnover Rate	5%	12%	3%	5%	5%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2055 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.86	$24.89	$24.92	$23.10	$20.11
Investment Operations
Net Investment Income[1]	.574	.539	.582	.547	.506
Capital Gain Distributions Received[1]	.016	—	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	6.275	2.001	(.125)	1.709	2.845
Total from Investment Operations	6.865	2.540	.457	2.256	3.352
Distributions
Dividends from Net Investment Income	(.491)	(.569)	(.486)	(.430)	(.360)
Distributions from Realized Capital Gains	(.084)	(.001)	(.001)	(.006)	(.002)
Total Distributions	(.575)	(.570)	(.487)	(.436)	(.362)
Net Asset Value, End of Period	$33.15	$26.86	$24.89	$24.92	$23.10
Total Return	25.78%	10.24%	2.16%	9.84%	16.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,188	$10,774	$7,964	$5,489	$3,213
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.80%	2.14%	2.44%	2.26%	2.36%
Portfolio Turnover Rate	5%	10%	3%	5%	6%

1	Calculated based on average shares outstanding.

Vanguard Institutional Target Retirement 2060 Fund
	Year Ended September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.91	$24.90	$24.92	$23.08	$20.10
Investment Operations
Net Investment Income[1]	.581	.542	.589	.554	.511
Capital Gain Distributions Received[1]	.016	—	—	—	.001
Net Realized and Unrealized Gain (Loss) on Investments	6.286	2.012	(.132)	1.699	2.828
Total from Investment Operations	6.883	2.554	.457	2.253	3.340
Distributions
Dividends from Net Investment Income	(.472)	(.544)	(.476)	(.409)	(.359)
Distributions from Realized Capital Gains	(.071)	[2](.000)	(.001)	(.004)	(.001)
Total Distributions	(.543)	(.544)	(.477)	(.413)	(.360)
Net Asset Value, End of Period	$33.25	$26.91	$24.90	$24.92	$23.08
Total Return	25.79%	10.30%	2.15%	9.83%	16.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,408	$3,962	$2,553	$1,535	$809
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.15%	2.46%	2.29%	2.38%
Portfolio Turnover Rate	6%	9%	3%	5%	7%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.

Vanguard Institutional Target Retirement 2065 Fund
	Year Ended September 30,				July 12, 2017[1] to September 30,
For a Share Outstanding Throughout Each Period	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$24.60	$22.78	$22.69	$20.80	$20.00
Investment Operations
Net Investment Income[2]	.541	.499	.552	.555	.197
Capital Gain Distributions Received[2]	.014	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.730	1.787	(.107)	1.503	.603
Total from Investment Operations	6.285	2.286	.445	2.058	.800
Distributions
Dividends from Net Investment Income	(.410)	(.465)	(.355)	(.165)	—
Distributions from Realized Capital Gains	(.045)	(.001)	—	(.003)	—
Total Distributions	(.455)	(.466)	(.355)	(.168)	—
Net Asset Value, End of Period	$30.43	$24.60	$22.78	$22.69	$20.80
Total Return	25.74%	10.06%	2.22%	9.93%	4.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,352	$503	$246	$97	$5
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	1.84%	2.17%	2.51%	2.51%	4.33%[3]
Portfolio Turnover Rate	3%	14%	8%	28%	133%

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.

Investing With Vanguard
This section of the prospectus explains the basics of doing business with Vanguard. Vanguard fund shares can be held directly with Vanguard or indirectly through an intermediary, such as a bank, a broker, or an investment advisor. If you hold Vanguard fund shares directly with Vanguard, you should carefully read each topic within this section that pertains to your relationship with Vanguard. If you hold Vanguard fund shares indirectly through an intermediary (including shares held in a brokerage account through Vanguard Brokerage Services®), please see Investing With Vanguard Through Other Firms, and also refer to your account agreement with the intermediary for information about transacting in that account. If you hold Vanguard fund shares through an employer-sponsored retirement or savings plan, please see Employer-Sponsored Plans. Vanguard reserves the right to change the following policies without notice. Please call or check online for current information. See Contacting Vanguard.
For Vanguard fund shares held directly with Vanguard, each fund you hold in an account is a separate “fund account.” For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts—and this is true even if you hold the same fund in multiple accounts. Note that each reference to “you” in this prospectus applies to any one or more registered account owners or persons authorized to transact on your account.
Purchasing Shares
Vanguard reserves the right, without notice, to increase or decrease the minimum amount required to open or maintain a fund account or to add to an existing fund account.
Investment minimums may differ for certain categories of investors.
Account Minimums for Institutional Shares
To open and maintain an account. $5 million.
Certain Vanguard clients may meet the minimum investment amount by aggregating separate accounts within the same Fund or across the lineup of Vanguard Institutional Target Retirement Funds and/or Vanguard Target Retirement Funds. In addition, clients may aggregate assets invested in Vanguard Target Retirement Trusts to qualify for Vanguard Institutional Target Retirement Funds for accounts that do not qualify to invest in collective investment trusts. Please contact Vanguard to determine how the Fund’s investment minimum applies to your accounts.

Vanguard may charge additional recordkeeping fees for institutional clients whose accounts are recordkept by Vanguard. Please contact your Vanguard representative to determine whether additional recordkeeping fees apply to your account.

To add to an existing account. Generally $1.
How to Initiate a Purchase Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your purchase request.
Online. You may open certain types of accounts, request a purchase of shares, and request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also call Vanguard to request a purchase of shares in your account or to request an exchange. See Contacting Vanguard.
By mail. You may send Vanguard your account registration form and check to open a new fund account. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from a transaction confirmation or your account statement) or with a deposit slip (available online).
How to Pay for a Purchase
By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money from a bank account. To establish the electronic bank transfer service on an account, you must designate the bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan), if eligible, or upon request. Your purchase request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.
By check. You may make initial or additional purchases to your fund account by sending a check with a deposit slip or by utilizing our mobile application if your account is eligible and you are registered for online access. Also see How to

Initiate a Purchase Request. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard—xx). For a list of Fund numbers (for Funds in this prospectus), see Additional Information.
By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail with an exchange form. See Exchanging Shares.
Trade Date
The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For purchases by check into all funds other than money market funds and for purchases by exchange, wire, or electronic bank transfer into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the next business day.
For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date for the purchase will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date for the purchase will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date for the purchase will be one business day later than for other funds.
If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know—Good Order.

For further information about purchase transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Purchase Rules You Should Know
Check purchases. All purchase checks must be written in U.S. dollars, be drawn on a U.S. bank, and be accompanied by good order instructions. Vanguard does not accept cash, traveler’s checks, starter checks, or money orders. In addition, Vanguard may refuse checks that are not made payable to Vanguard.
New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without notice, to close your account or take such other steps as we deem reasonable. Certain types of accounts may require additional documentation.
Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because the investor has a history of frequent trading or because the purchase may negatively affect a fund’s operation or performance.
Large purchases. Call Vanguard before attempting to invest a large dollar amount.
No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.
Redeeming Shares
How to Initiate a Redemption Request
Be sure to check Exchanging Shares, Frequent-Trading Limitations, and Other Rules You Should Know before placing your redemption request.
Online. You may request a redemption of shares or request an exchange through our website or our mobile application if your account is eligible and you are registered for online access.
By telephone. You may call Vanguard to request a redemption of shares or an exchange. See Contacting Vanguard.

By mail. You may send a form (available online) to Vanguard to redeem from a fund account or to make an exchange.
How to Receive Redemption Proceeds
By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer service on an account, you must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form. After the service is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan), if eligible, or upon request. Your redemption request can be initiated online (if you are registered for online access), by telephone, or by mail.
By wire. To receive your proceeds by wire, you may instruct Vanguard to wire your redemption proceeds ($100 minimum) to a previously designated bank account. To establish the wire redemption service, you generally must designate a bank account online, complete a form, or fill out the appropriate section of your account registration form.
Please note that Vanguard charges a $10 wire fee for outgoing wire redemptions. The fee is assessed in addition to, rather than being withheld from, redemption proceeds and is paid directly to the fund in which you invest. For example, if you redeem $100 via a wire, you will receive the full $100, and the $10 fee will be assessed to your fund account through an additional redemption of fund shares. If you redeem your entire fund account, your redemption proceeds will be reduced by the amount of the fee. The wire fee does not apply to accounts held by Flagship and Flagship Select clients; accounts held through intermediaries, including Vanguard Brokerage Services; or accounts held by institutional clients.
By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are registered for online access), by telephone, or by mail. See Exchanging Shares.
By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date, and generally to the address of record.

Trade Date
The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, NAVs will be calculated as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The time selected for NAV calculation in this rare event shall also serve as the conclusion of the trading day. See Share Price.
For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
• Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Cash Reserves Federal Money Market Fund; 12:30 p.m., Eastern time, for Vanguard Federal Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.
• Note on timing of wire redemptions from all other funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.
For redemptions by electronic bank transfer: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.
If your redemption request is not accurate and complete, it may be rejected. If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, Vanguard will make additional efforts to complete your transaction. If Vanguard is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners, or use your proceeds to purchase new shares of the fund from which you sold shares for the purpose of the wire or electronic bank transfer transaction. See Other Rules You Should Know—Good Order.
If your redemption request is received in good order, we typically expect that redemption proceeds will be paid by a Fund within one business day of the trade date; however, in certain circumstances, investors may experience a longer settlement period at the time of the transaction. For further information, see “Potentially disruptive redemptions” and “Emergency circumstances.”
For further information about redemption transactions, consult our website at vanguard.com or see Contacting Vanguard.
Other Redemption Rules You Should Know
Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.
Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind—that is, in the form of securities—if we reasonably believe that a cash redemption would negatively affect the fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption. Please see Frequent-Trading Limitations for information about Vanguard’s policies to limit frequent trading.
Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to seven calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund in an account with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.
Address change. If you change your address online or by telephone, there may be up to a 14-day restriction (starting on the business day after your address is changed) on your ability to request check redemptions online and by telephone. You can request a redemption in writing (using a form available online) at any time. Confirmations of address changes are sent to both the old and new addresses.
Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this generally requires the written consent of all registered account owners and may require additional documentation, such as a signature guarantee or a notarized signature. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.
Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are registered for online access), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.
If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. See Other Rules You Should Know—Good Order for additional information on all transaction requests.
Vanguard will not accept your request to cancel any exchange request once processing has begun. Please be careful when placing an exchange request.

Call Vanguard before attempting to exchange a large dollar amount. By calling us before you attempt to exchange a large dollar amount, you may avoid delayed or rejected transactions.
Please note that Vanguard reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. See Frequent-Trading Limitations for additional restrictions on exchanges.
Frequent-Trading Limitations
Because excessive transactions can disrupt management of a fund and increase the fund’s costs for all shareholders, the board of trustees of each Vanguard fund places certain limits on frequent trading in the funds. Each Vanguard fund (other than money market funds and short-term bond funds, but including Vanguard Short-Term Inflation-Protected Securities Index Fund) limits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account. ETF Shares are not subject to these frequent-trading limits.
For Vanguard Retirement Investment Program pooled plans, the limitations apply to exchanges made online or by telephone.
These frequent-trading limitations do not apply to the following:
• Purchases of shares with reinvested dividend or capital gains distributions.
• Transactions through Vanguard’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, Required Minimum Distribution Service, and Vanguard Small Business Online®.
• Discretionary transactions through Vanguard Personal Advisor Services®, Vanguard Institutional Advisory Services®, and Vanguard Digital Advisor™.
• Redemptions of shares to pay fund or account fees.
• Redemptions of shares to remove excess shareholder contributions to certain types of retirement accounts (including, but not limited to, IRAs and Vanguard Individual 401(k) Plans).
• Transfers and reregistrations of shares within the same fund.
• Purchases of shares by asset transfer or direct rollover.
• Conversions of shares from one share class to another in the same fund.
• Checkwriting redemptions.
• Section 529 college savings plans.

• Certain approved institutional portfolios and asset allocation programs, as well as trades made by funds or trusts managed by Vanguard or its affiliates that invest in other Vanguard funds. (Please note that shareholders of Vanguard’s funds of funds are subject to the limitations.)
For participants in employer-sponsored defined contribution plans,* the frequent-trading limitations do not apply to:
• Purchases of shares with participant payroll or employer contributions or loan repayments.
• Purchases of shares with reinvested dividend or capital gains distributions.
• Distributions, loans, and in-service withdrawals from a plan.
• Redemptions of shares as part of a plan termination or at the direction of the plan.
• Transactions executed through the Vanguard Managed Account Program.
• Redemptions of shares to pay fund or account fees.
• Share or asset transfers or rollovers.
• Reregistrations of shares.
• Conversions of shares from one share class to another in the same fund.
• Exchange requests submitted by written request to Vanguard. (Exchange requests submitted by fax, if otherwise permitted, are subject to the limitations.)
* The following Vanguard fund accounts are subject to the frequent-trading limitations: SEP-IRAs, SIMPLE IRAs, certain Individual 403(b)(7) Custodial Accounts, and Vanguard Individual 401(k) Plans.
Accounts Held by Institutions (Other Than Defined Contribution Plans)
Vanguard will systematically monitor for frequent trading in institutional clients’ accounts. If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the 30-day policy previously described, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.
Accounts Held by Intermediaries
When intermediaries establish accounts in Vanguard funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients. However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action. If necessary, Vanguard may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients. Intermediaries also may monitor their clients’ trading activities with respect to Vanguard funds.
For those Vanguard funds that charge purchase and/or redemption fees, intermediaries will be asked to assess these fees on client accounts and remit these fees to the funds. The application of purchase and redemption fees and frequent-trading limitations may vary among intermediaries. There are no assurances that Vanguard will successfully identify all intermediaries or that intermediaries will properly assess purchase and redemption fees or administer frequent-trading limitations. If you invest with Vanguard through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.
Other Rules You Should Know
Prospectus and Shareholder Report Mailings
When two or more shareholders have the same last name and address, just one summary prospectus (or prospectus) and/or shareholder report may be sent in an attempt to eliminate the unnecessary expense of duplicate mailings. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or online. See Contacting Vanguard.
Vanguard.com
Registration. If you are a registered user of vanguard.com, you can review your account holdings; buy, sell, or exchange shares of most Vanguard funds; and perform most other transactions through our website. You must register for this service online.
Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, prospectuses, certain tax forms, and shareholder reports electronically. If you are a registered user of vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preferences under “Account Maintenance.” You can revoke your electronic consent at any time through our website, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.
Telephone Transactions
Automatic. When we set up your account, we will automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Tele-Account®. To obtain fund and account information through Vanguard’s automated telephone service, you must first establish a Personal Identification Number (PIN) by calling Tele-Account at 800-662-6273.
Proof of a caller’s authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:
• Authorization to act on the account (as the account owner or by legal documentation or other means).
• Account registration and address.
• Fund name and account number, if applicable.
• Other information relating to the caller, the account owner, or the account.
Good Order
We reserve the right to reject any transaction instructions that are not in “good order.” Good order generally means that your instructions:
• Are provided by the person(s) authorized in accordance with Vanguard’s policies and procedures to access the account and request transactions.
• Include the fund name and account number.
• Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must generally be provided on a Vanguard form and include:
• Signature(s) and date from the authorized person(s).
• Signature guarantees or notarized signatures, if required for the type of transaction. (Call Vanguard for specific requirements.)
• Any supporting documentation that may be required.
Good order requirements may vary among types of accounts and transactions. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Vanguard reserves the right, without notice, to revise the requirements for good order.

Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Redeeming Shares, and Exchanging Shares. Vanguard reserves the right to return future-dated purchase checks.
Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard generally will accept instructions from any one owner or authorized person.
Responsibility for Fraud
You should take precautions to protect yourself from fraud. Keep your account-related information private, and review any account confirmations, statements, or other information that we provide to you as soon as you receive them. Let us know immediately if you discover unauthorized activity or see something on your account that you do not understand or that looks unusual.
Vanguard will not be responsible for losses that result from transactions by a person who we reasonably believe is authorized to act on your account.
Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks. Vanguard may be required to transfer assets related to uncashed checks to a state under the state’s abandoned property law.
Dormant Accounts
If your account has no activity in it for a period of time, Vanguard may be required to transfer it to a state under the state’s abandoned property law, subject to potential federal or state withholding taxes.
Unusual Circumstances
If you experience difficulty contacting Vanguard online or by telephone, you can send us your transaction request on a Vanguard form by regular or express mail.
Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, a broker, or an investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. Your financial intermediary can provide you with account information and any required tax forms. You may be required to pay a commission on purchases of mutual fund shares made through a financial intermediary.

Please see Frequent-Trading Limitations—Accounts Held by Intermediaries for information about the assessment of any purchase or redemption fees and the monitoring of frequent trading for accounts held by intermediaries.
Low-Balance Accounts
Each Fund reserves the right to liquidate a fund account whose balance falls below the account minimum for any reason, including market fluctuation. This liquidation policy applies to nonretirement fund accounts and accounts that are held through intermediaries. Any such liquidation will be preceded by written notice to the investor.
Right to Change Policies
In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud, financial exploitation or abuse, or to protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.

Shareholder Rights
Each Fund's Agreement and Declaration of Trust, as amended, requires a shareholder bringing a derivative action on behalf of the Trust that is subject to a pre-suit demand to collectively hold at least 10% of the outstanding shares of the Trust or at least 10% of the outstanding shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the Trustees determine not to bring such action. In each case, these requirements do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such application.
Fund and Account Updates
Confirmation Statements
We will send (or provide through our website, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, or exchange shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.
Portfolio Summaries
We will send (or provide through our website, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, and transfers for the current calendar quarter (or month). Promptly review each summary that we provide to you. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.
Tax Information Statements
For most accounts, Vanguard (or your intermediary) is required to provide annual tax forms to assist you in preparing your income tax returns. These forms are generally available for each calendar year early in the following year. Registered users of vanguard.com can also view certain forms through our website. Vanguard (or your intermediary) may also provide you with additional tax-related documentation. For more information, consult our website at vanguard.com or see Contacting Vanguard.
Annual and Semiannual Reports
We will send (or provide through our website, whichever you prefer) reports about Vanguard Institutional Target Retirement Funds twice a year, in May and November. These reports include overviews of the financial markets and provide the following specific Fund information:
• Performance assessments and comparisons with industry benchmarks.
• Financial statements with listings of Fund holdings.
Portfolio Holdings
Please consult the Funds' Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of a Fund’s portfolio holdings.
Employer-Sponsored Plans
Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
• If you have any questions about a Fund or Vanguard, including those about a Fund’s investment objective, strategies, or risks, contact Vanguard Participant Services toll-free at 800-523-1188 or visit our website at vanguard.com.
• If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.
• Be sure to carefully read each topic that pertains to your transactions with Vanguard.
Vanguard reserves the right to change its policies without notice to shareholders.
Transactions
Processing times for your transaction requests may differ among recordkeepers or among transaction and funding types. Your plan’s recordkeeper (which may also be Vanguard) will determine the necessary processing time frames for your transaction requests prior to submission to a Fund. Consult your recordkeeper or plan administrator for more information.

If Vanguard is serving as your plan recordkeeper and if your transaction involves one or more investments with an early cut-off time for processing or another trading restriction, your entire transaction will be subject to the restriction when the trade date for your transaction is determined.

Contacting Vanguard
Web
Vanguard.com	For the most complete source of Vanguard news For fund, account, and service information For most account transactions For literature requests 24 hours a day, 7 days a week

Phone
Vanguard Tele-Account® 800-662-6273	For automated fund and account information Toll-free, 24 hours a day, 7 days a week
Investor Information 800-662-7447 (Text telephone for people with hearing impairment at 800-749-7273)	For fund and service information For literature requests
Client Services 800-662-2739 (Text telephone for people with hearing impairment at 800-749-7273)	For account information For most account transactions
Participant Services 800-523-1188 (Text telephone for people with hearing impairment at 800-749-7273)	For information and services for participants in employer-sponsored plans
Institutional Division 888-809-8102	For information and services for large institutional investors
Financial Advisor and Intermediary Sales Support 800-997-2798	For information and services for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Financial Advisory and Intermediary Trading Support 800-669-0498	For account information and trading support for financial intermediaries including financial advisors, broker-dealers, trust institutions, and insurance companies
Additional Information
Each Fund’s Bylaws require, unless the Trust otherwise consents in writing, that the U.S. Federal District Courts be the sole and exclusive forum for the resolution of complaints under the Securities Act of 1933. This provision may limit a shareholder’s ability to bring a claim in a different forum and may result in increased shareholder costs in pursuing such a claim.

	Inception Date	Newspaper Abbreviation	Vanguard Fund Number	CUSIP Number
Institutional Target Retirement Income Fund	6/26/2015	INSTTRFINC	1673	92202E698
Institutional Target Retirement 2015 Fund	6/26/2015	INSTTRF2015	1663	92202E813
Institutional Target Retirement 2020 Fund	6/26/2015	INSTTRF2020	1664	92202E797
Institutional Target Retirement 2025 Fund	6/26/2015	INSTTRF2025	1665	92202E789
Institutional Target Retirement 2030 Fund	6/26/2015	INSTTRF2030	1666	92202E771
Institutional Target Retirement 2035 Fund	6/26/2015	INSTTRF2035	1667	92202E763
Institutional Target Retirement 2040 Fund	6/26/2015	INSTTRF2040	1668	92202E755
Institutional Target Retirement 2045 Fund	6/26/2015	INSTTRF2045	1669	92202E748
Institutional Target Retirement 2050 Fund	6/26/2015	INSTTRF2050	1670	92202E730
Institutional Target Retirement 2055 Fund	6/26/2015	INSTTRF2055	1671	92202E722
Institutional Target Retirement 2060 Fund	6/26/2015	INSTTRF2060	1672	92202E714
Institutional Target Retirement 2065 Fund	7/12/2017	Van2065TRFInst	1792	92202E672

CGS identifiers have been provided by CUSIP Global Services, managed on behalf of the American Bankers Association by Standard & Poor’s Financial Services, LLC, and are not for use or dissemination in a manner that would serve as a substitute for any CUSIP service. The CUSIP Database, ©2022 American Bankers Association. “CUSIP” is a registered trademark of the American Bankers Association.

CFA® is a registered trademark owned by CFA Institute.
Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.
London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®“, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
”Bloomberg®” and the U.S. Aggregate Bond Index (the Index or Bloomberg Index) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Vanguard.
The Institutional Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund, and the Short-Term Inflation-Protected Securities Index Fund) are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Institutional Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund, and the Short-Term Inflation-Protected Securities Index Fund) or any member of the public regarding the advisability of investing in securities generally or in the Institutional Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund, and the Short-Term Inflation-Protected Securities Index Fund) particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the U.S. Aggregate Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Institutional Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund, and the Short-Term Inflation-Protected Securities Index Fund). Bloomberg has no obligation to take the needs of Vanguard or the owners of the Institutional Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund, and the Short-Term Inflation-Protected Securities Index Fund) into consideration in determining, composing or calculating the U.S. Aggregate Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Institutional Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund, and the Short-Term

Inflation-Protected Securities Index Fund) to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Institutional Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund, and the Short-Term Inflation-Protected Securities Index Fund) customers, in connection with the administration, marketing or trading of the Institutional Target Retirement Funds (including the Total Bond Market II Index Fund, the Total International Bond Index Fund, the Total International Bond II Index Fund, and the Short-Term Inflation-Protected Securities Index Fund).
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. AGGREGATE BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE INSTITUTIONAL TARGET RETIREMENT FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. AGGREGATE BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. AGGREGATE BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INSTITUTIONAL TARGET RETIREMENT FUNDS OR U.S. AGGREGATE BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Glossary of Investment Terms
Acquired Fund. Any mutual fund, business development company, closed-end investment company, or other pooled investment vehicle whose shares are owned by a fund.
Active Management. An investment approach that seeks to exceed the average returns of a particular financial market or market segment. In selecting securities to buy and sell, active managers may rely on, among other things, research, market forecasts, quantitative models, and their own judgment and experience.
Bloomberg U.S. Aggregate Bond Index. An index that is the broadest representation of the taxable U.S. bond market, including most U.S. Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody’s) and maturities of 1 year or more.
Bond. A debt security (IOU) issued by a corporation, a government, or a government agency in exchange for the money the bondholder lends it. In most instances, the issuer agrees to pay back the loan by a specific date and generally to make regular interest payments until that date.
Capital Gains Distributions. Payments to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
Common Stock. A security representing ownership rights in a corporation.
Coupon Rate. The interest rate paid by the issuer of a debt security until its maturity. It is expressed as an annual percentage of the face value of the security.
Dividend Distributions. Payments to mutual fund shareholders of income from interest or dividends generated by a fund's investments.
Expense Ratio. A fund's total annual operating expenses expressed as a percentage of the fund's average net assets. The expense ratio includes management and administrative expenses, but it does not include the transaction costs of buying and selling portfolio securities.
Face Value. The amount to be paid at a bond’s maturity; also known as the par value or principal.
Fixed Income Security. An investment, such as a bond, representing a debt that must be repaid by a specified date, and on which the borrower may pay a fixed, variable, or floating rate of interest.

Float-Adjusted Index. An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities. Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency. By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.
Fund of Funds. A fund that pursues its objective by investing in other funds.
Inception Date. The date on which the assets of a fund are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is generally measured from the inception date.
Indexing. A low-cost investment strategy in which a mutual fund attempts to track—rather than outperform—a specified market benchmark, or “index.”
Investment-Grade Bond. A debt security whose credit quality is considered by independent bond rating agencies, or through independent analysis conducted by a fund's advisor, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Debt securities rated in one of the four highest rating categories are considered investment-grade. Other debt securities may be considered by an advisor to be investment-grade.
Joint Committed Credit Facility. Each Fund participates, along with other funds managed by Vanguard, in a committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each Vanguard fund is individually liable for its borrowings, if any, under the credit facility. The amount and terms of the committed credit facility are subject to approval by the Funds' board of trustees and renegotiation with the lender syndicate on an annual basis.
Median Market Capitalization. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
MSCI US Broad Market Index. An index that tracks virtually all stocks that trade in the U.S. stock market.

Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.
New York Stock Exchange (NYSE). A stock exchange based in New York City that is open for regular trading on business days, Monday through Friday, from 9:30 a.m. to 4 p.m., Eastern time.
Principal. The face value of a debt instrument or the amount of money put into an investment.
Return of Capital. A return of capital occurs when a fund's distributions exceed its earnings in a fiscal year. A return of capital is a return of all or part of your original investment or amounts paid in excess of your original investment in a fund. In general, a return of capital reduces your cost basis in a fund's shares and is not taxable to you until your cost basis has been reduced to zero.
Target Retirement Income Composite Index. Index derived by applying the Target Retirement Income Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg U.S. Aggregate Float Adjusted Index thereafter, as well as the Bloomberg U.S. Treasury Inflation Protected Securities Index through June 2, 2013, and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index thereafter; for short-term reserves, the Citigroup Three-Month Treasury Bill Index through June 2, 2013; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; the MSCI US Broad Market Index through June 2, 2013; and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2015 Composite Index. An index derived by applying the Target Retirement 2015 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI

EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg U.S. Aggregate Float Adjusted Index thereafter, as well as the Bloomberg U.S. Treasury Inflation Protected Securities Index through June 2, 2013, and the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Year Index thereafter; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; the MSCI US Broad Market Index through June 2, 2013; and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2020, 2030, 2040, and 2050 Composite Indexes. Indexes derived by applying the applicable Target Retirement Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg U.S. Aggregate Float Adjusted Index thereafter; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2025, 2035, and 2045 Composite Indexes. Indexes derived by applying the applicable Target Retirement Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the Select Emerging Markets Index through August 23, 2006; the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the

Bloomberg U.S. Aggregate Bond Index through December 31, 2009, and the Bloomberg U.S. Aggregate Float Adjusted Index thereafter; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; the MSCI US Broad Market Index through June 2, 2013; and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2055 Composite Index. An index derived by applying the Target Retirement 2055 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI EAFE Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the MSCI Emerging Markets Index through December 15, 2010; the MSCI ACWI ex USA IMI Index through June 2, 2013; and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Float Adjusted Index; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2060 Composite Index. An index derived by applying the Target Retirement 2060 Fund’s target asset allocation to the results of the following benchmarks: for international stocks of developed markets, the MSCI ACWI ex USA IMI Index through June 2, 2013, and the FTSE Global All Cap ex US Index thereafter; for emerging markets stocks, the MSCI ACWI ex USA IMI Index through June 2, 2013, and the FTSE Global All Cap ex US Index thereafter; for U.S. bonds, the Bloomberg U.S. Aggregate Float Adjusted Index; for international bonds, the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index beginning June 3, 2013; and for U.S. stocks, the MSCI US Broad Market Index through June 2, 2013, and the CRSP US Total Market Index thereafter. International stock benchmark returns are adjusted for withholding taxes.
Target Retirement 2065 Composite Index. An index derived by applying the Target Retirement 2065 Fund’s target asset allocation to the results of the following benchmarks: FTSE Global All Cap ex US Index for international stocks; the Bloomberg U.S. Aggregate Float Adjusted Index for U.S. bonds and the

Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index for international bonds; and the CRSP US Total Market Index for U.S. stocks. International stock benchmark returns are adjusted for withholding taxes.
Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

This page intentionally left blank.

Connect with Vanguard®˃ vanguard.com
For More Information
If you would like more information about Vanguard Institutional Target Retirement Funds, the following documents are available free upon request:
Annual/Semiannual Reports to Shareholders
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.
Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds and is incorporated by reference into (and thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please visit vanguard.com or contact us as follows:
If you are an individual investor:
Telephone: 800-662-7447; Text telephone for people with hearing impairment: 800-749-7273
If you are a client of Vanguard’s Institutional Division:
Telephone: 888-809-8102; Text telephone for people with hearing impairment: 800-749-7273
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:
Client Services Department
Telephone: 800-662-2739; Text telephone for people with hearing impairment: 800-749-7273
Information Provided by the Securities and Exchange Commission (SEC)
Reports and other information about the Funds are available in the EDGAR database on the SEC’s website at sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following email address: publicinfo@sec.gov.
Funds' Investment Company Act file number: 811-04098
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
I 1673 012022

PART B
VANGUARD® CHESTER FUNDS
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2022
This Statement of Additional Information is not a prospectus but should be read in conjunction with a Fund’s current prospectus (dated January 31, 2022). To obtain, without charge, a prospectus or the most recent Annual Report to Shareholders, which contains the Fund’s financial statements as hereby incorporated by reference, please contact The Vanguard Group, Inc. (Vanguard).
Phone: Investor Information Department at 800-662-7447
Online: vanguard.com
TABLE OF CONTENTS
Description of the Trust
Vanguard Chester Funds (the Trust) currently offers the following funds and share classes (identified by ticker symbol):
Share Classes[1]
Vanguard Fund[2]	Investor	Admiral	Institutional
Vanguard PRIMECAP Fund	VPMCX	VPMAX	—
Vanguard Target Retirement 2015 Fund	VTXVX	—	—
Vanguard Target Retirement 2020 Fund	VTWNX	—	—
Vanguard Target Retirement 2025 Fund	VTTVX	—	—
Vanguard Target Retirement 2030 Fund	VTHRX	—	—
Vanguard Target Retirement 2035 Fund	VTTHX	—	—
Vanguard Target Retirement 2040 Fund	VFORX	—	—
Vanguard Target Retirement 2045 Fund	VTIVX	—	—
Vanguard Target Retirement 2050 Fund	VFIFX	—	—
Vanguard Target Retirement 2055 Fund	VFFVX	—	—
Vanguard Target Retirement 2060 Fund	VTTSX	—	—
Vanguard Target Retirement 2065 Fund	VLXVX	—	—
Vanguard Target Retirement Income Fund	VTINX	—	—
Vanguard Institutional Target Retirement 2015 Fund	—	—	VITVX
Vanguard Institutional Target Retirement 2020 Fund	—	—	VITWX
Vanguard Institutional Target Retirement 2025 Fund	—	—	VRIVX
Vanguard Institutional Target Retirement 2030 Fund	—	—	VTTWX
Vanguard Institutional Target Retirement 2035 Fund	—	—	VITFX
Vanguard Institutional Target Retirement 2040 Fund	—	—	VIRSX
Vanguard Institutional Target Retirement 2045 Fund	—	—	VITLX
Vanguard Institutional Target Retirement 2050 Fund	—	—	VTRLX
Vanguard Institutional Target Retirement 2055 Fund	—	—	VIVLX
Vanguard Institutional Target Retirement 2060 Fund	—	—	VILVX
Vanguard Institutional Target Retirement 2065 Fund	—	—	VSXFX
Vanguard Institutional Target Retirement Income Fund	—	—	VITRX
1 Individually, a class; collectively, the classes.
2 Individually, a Fund; collectively, the Funds.

The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.
Throughout this document, any references to “class” apply only to the extent a Fund issues multiple classes.
Organization
The Trust was organized as a Maryland corporation in 1984 and was reorganized as a Delaware statutory trust in 1998. The Trust changed its name from Vanguard PRIMECAP Fund to Vanguard Chester Funds in 2003. The Trust is registered with the United States Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. All Funds within the Trust are classified as diversified within the meaning of the 1940 Act.
Service Providers
Custodians. Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286, serves as the custodian for Vanguard PRIMECAP Fund. JPMorgan Chase Bank, 383 Madison Avenue, New York, NY 10179, serves as the custodian for Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds. The custodians are responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign subcustodians or foreign securities depositories.
Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services.
Transfer and Dividend-Paying Agent. The Funds‘ transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.
Characteristics of the Funds' Shares
Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of a Fund’s shares, other than those described in the Fund’s current prospectus and elsewhere in this Statement of Additional Information. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.
Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. This means that a shareholder of a Fund generally will not be personally liable for payment of the Fund’s debts. Some state courts, however, may not apply Delaware law on this point. We believe that the possibility of such a situation arising is remote.
Dividend Rights. The shareholders of each class of a Fund are entitled to receive any dividends or other distributions declared by the Fund for each such class. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of a particular class according to the number of shares of the class held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the net asset values of the different classes and differences in the way that expenses are allocated between share classes pursuant to a multiple class plan approved by the Fund's board of trustees.
Voting Rights. Shareholders are entitled to vote on a matter if (1) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; (2) the trustees determine that it is necessary or desirable to obtain a shareholder vote; (3) a merger or consolidation, share conversion, share exchange, or sale of assets is proposed and a shareholder vote is required by the 1940 Act to approve the transaction; or (4) a shareholder vote is required under the 1940 Act. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund’s net assets, to change any fundamental policy of a Fund (please see Fundamental Policies), and to enter into certain merger transactions. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or the class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote by the shareholders.
Liquidation Rights. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund’s net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund’s net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.
Preemptive Rights. There are no preemptive rights associated with the Funds' shares.
Conversion Rights. Shareholders of Vanguard PRIMECAP Fund may convert their shares to another class of shares of the same Fund upon the satisfaction of any then-applicable eligibility requirements, as described in the Fund’s current prospectus. There are no conversion rights associated with Vanguard Target Retirement Funds or Vanguard Institutional Target Retirement Funds.
Redemption Provisions. Each Fund's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.
Sinking Fund Provisions. The Funds have no sinking fund provisions.
Calls or Assessment. Each Fund's shares, when issued, are fully paid and non-assessable.
Shareholder Rights. Any limitations on a shareholder’s right to bring an action in federal court do not apply to claims arising under the federal securities laws to the extent that any such federal securities laws, rules, or regulations do not permit such limitations.
Tax Status of the Funds
Each Fund expects to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements relating to the source of its income and the diversification of its assets. If a Fund fails to meet these requirements in any taxable year, the Fund will, in some cases, be able to cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, and/or disposing of certain assets. If the Fund is ineligible to or otherwise does not cure such failure for any year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.
Dividends received and distributed by each Fund on shares of stock of domestic corporations (excluding Real Estate Investment Trusts (REITs)) and certain foreign corporations generally may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified dividend income” taxed at long-term capital gain rates instead of at higher ordinary income tax rates. Individuals must satisfy holding period and other requirements in order to be eligible for such treatment. Also, distributions attributable to income earned on a Fund’s securities lending transactions, including substitute dividend payments received by a Fund with respect to a security out on loan, will not be eligible for treatment as qualified dividend income.
Taxable ordinary dividends received and distributed by each Fund on its REIT holdings may be eligible to be reported by the Fund, and treated by individual shareholders, as “qualified REIT dividends” that are eligible for a 20% deduction on its federal income tax returns. Individuals must satisfy holding period and other requirements in order to be eligible for this deduction. Without further legislation, the deduction would sunset after 2025. Shareholders should consult their own tax professionals concerning their eligibility for this deduction.

Dividends received and distributed by each Fund on shares of stock of domestic corporations (excluding REITs) may be eligible for the dividends-received deduction applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Also, distributions attributable to income earned on a Fund’s securities lending transactions, including substitute dividend payments received by a Fund with respect to a security out on loan, will not be eligible for the dividends-received deduction.
Within seven years after a Vanguard Target Retirement Fund or a Vanguard Institutional Target Retirement Fund with a target retirement date (a Dated Fund) reaches its target retirement year, its asset allocation is expected to match that of the corresponding Vanguard Target Retirement Income Fund or Vanguard Institutional Target Retirement Income Fund (the Income Fund). At that time, the Fund’s Board of Trustees may approve combining the assets of the Dated Fund with the assets of the Income Fund. The Trust’s Agreement and Declaration of Trust empowers the trustees to take these actions without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of a Dated Fund.
Each Fund may declare a capital gain dividend consisting of the excess (if any) of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforwards of the Fund. For Fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.
Fundamental Policies
Each Fund is subject to the following fundamental investment policies, which cannot be changed in any material way without the approval of the holders of a majority of the Fund’s shares. For these purposes, a “majority” of shares means shares representing the lesser of (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund’s net assets are present or represented by proxy or (2) more than 50% of the Fund's net assets.
Borrowing. Each Fund may borrow money only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Commodities. Each Fund may invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Diversification. Each Fund (other than Vanguard PRIMECAP Fund) will limit the aggregate value of its holdings (other than U.S. government securities, cash, and cash items, as defined under subchapter M of the IRC, and securities of other regulated investment companies), each of which exceeds 5% of the Fund’s total assets or 10% of the issuer’s outstanding voting securities, to an aggregate of 50% of the Fund’s total assets as of the end of each quarter of the taxable year. Additionally, each Fund will limit the aggregate value of its holdings of a single issuer (other than U.S. government securities, as defined in the IRC, or the securities of other regulated investment companies) to a maximum of 25% of the Fund’s total assets as of the end of each quarter of the taxable year.

With respect to 75% of its total assets, Vanguard PRIMECAP Fund may not (1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to obligations of the U.S. government or its agencies or instrumentalities.
Industry Concentration. Each Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries.
Investment Objective. The investment objective of each Fund may not be materially changed without a shareholder vote.
Loans. Each Fund may make loans to another person only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Real Estate. Each Fund may not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent a Fund from investing in securities or other instruments (1) issued by companies that invest, deal, or otherwise engage in transactions in real estate or (2) backed or secured by real estate or interests in real estate.

Senior Securities. Each Fund may not issue senior securities except as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
Underwriting. Each Fund may not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the 1933 Act), in connection with the purchase and sale of portfolio securities.
Compliance with the fundamental policies previously described is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act (as is the case with borrowing), if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All fundamental policies must comply with applicable regulatory requirements. For more details, see Investment Strategies, Risks, and Nonfundamental Policies.
None of these policies prevents the Funds from having an ownership interest in Vanguard. As a part owner of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard’s costs or other financial requirements. See Management of the Funds for more information.
Investment Strategies, Risks, and Nonfundamental Policies
Some of the investment strategies and policies described on the following pages and in each Fund's prospectus set forth percentage limitations on the Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these strategies and policies will be determined immediately after the acquisition of such securities or assets by the Fund. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment strategies and policies.
The following investment strategies, risks, and policies supplement each Fund's investment strategies, risks, and policies set forth in the prospectus. With respect to the different investments discussed as follows, a Fund may acquire such investments to the extent consistent with its investment strategies and policies.
Each Vanguard Target Retirement Fund and Vanguard Institutional Target Retirement Fund is indirectly exposed to the investment strategies and policies of the underlying Vanguard funds in which it invests and is therefore subject to all risks associated with the investment strategies and policies of the underlying Vanguard funds. The investment strategies and policies and associated risks detailed in this section also include those to which the Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds indirectly may be exposed through their investment in the underlying Vanguard funds.
Asset-Backed Securities. Asset-backed securities represent a participation in, or are secured by and payable from, pools of underlying assets such as debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements, and other categories of receivables. These underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The rate of principal payments on asset-backed securities is related to the rate of principal payments, including prepayments, on the underlying assets. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.
Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. Prepayments of principal by borrowers or foreclosure or other enforcement action by creditors shortens the term of the underlying assets. The occurrence of prepayments is a function of several factors, such as the level of interest rates, the general economic conditions, the location and age of the underlying obligations, and other social and demographic conditions. A fund’s ability to maintain positions in asset-backed securities is affected by the reductions in the principal amount of the underlying assets because of prepayments. A fund’s ability to reinvest such prepayments of principal (as well as interest and other distributions and sale proceeds) at a comparable yield is subject to generally prevailing interest rates at that time. The value of asset-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of the underlying securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of such assets. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which the assets were previously invested. Therefore, asset-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.
Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. Asset-backed securities have been, and may continue to be, subject to greater liquidity risks when worldwide economic and liquidity conditions deteriorate. In addition, government actions and proposals that affect the terms of underlying home and consumer loans, thereby changing demand for products financed by those loans, as well as the inability of borrowers to refinance existing loans, have had and may continue to have a negative effect on the valuation and liquidity of asset-backed securities.
Bank Loans, Loan Interests, and Direct Debt Instruments. Loan interests and direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations); to suppliers of goods or services (in the case of trade claims or other receivables); or to other parties. These investments involve a risk of loss in case of default, insolvency, or the bankruptcy of the borrower; may not be deemed to be securities under certain federal securities laws; and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a purchaser supply additional cash to a borrower on demand.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. Direct debt instruments may not be rated by a rating agency. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than unsecured loans in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly developing countries, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Corporate loans and other forms of direct corporate indebtedness in which a fund may invest generally are made to finance internal growth, mergers, acquisitions, stock repurchases, refinancing of existing debt, leveraged buyouts, and other corporate activities. A significant portion of the corporate indebtedness purchased by a fund may represent interests in loans or debt made to finance highly leveraged corporate acquisitions (known as “leveraged buyout” transactions), leveraged recapitalization loans, and other types of acquisition financing. Another portion may also represent loans incurred in restructuring or “work-out” scenarios, including super-priority debtor-in-possession facilities in bankruptcy and acquisition of assets out of bankruptcy. Loans in restructuring or work-out scenarios may be especially vulnerable to the inherent uncertainties in restructuring processes. In addition, the highly leveraged capital structure of the borrowers in any such transactions, whether in acquisition financing or restructuring, may make such loans especially vulnerable to adverse or unusual economic or market conditions.

Loans and other forms of direct indebtedness generally are subject to restrictions on transfer, and only limited opportunities may exist to sell them in secondary markets. As a result, a fund may be unable to sell loans and other forms of direct indebtedness at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair value.
Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is at least conceivable that, under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent’s general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal and/or interest.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.
A fund’s investment policies will govern the amount of total assets that it may invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a fund generally will treat the borrower as the “issuer” of indebtedness held by the fund. In the case of loan participations in which a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for purposes of the fund’s investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
Borrowing. A fund’s ability to borrow money is limited by its investment policies and limitations; by the 1940 Act; and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets (at the time of borrowing) made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased with the proceeds of such borrowing. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
The SEC takes the position that transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements; engaging in mortgage-dollar-roll transactions; selling securities short (other than short sales “against-the-box”); buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and standby-commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and participating in other similar trading practices. (Additional discussion about a number of these transactions can be found on the following pages.)

A borrowing transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund maintains an offsetting financial position; segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund’s potential economic exposure under the borrowing transaction; or otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, segregated assets may not be available to satisfy redemptions or to fulfill other obligations.
Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters, as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.
Convertible Securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities. In a corporation’s capital structure, convertible securities are senior to common stock but are usually subordinated to senior debt obligations of the issuer.
The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible debt security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar debt security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated, and they are generally subject to a high degree of credit risk.
Although all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or through voluntary redemptions by holders) and replaced with newly issued convertible securities may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory-conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities. A convertible security may be subject to redemption at the option of the issuer at a price set in the governing instrument of the convertible security. If a convertible security held by a fund is subject to such redemption option and is called for redemption, the fund must allow the issuer to redeem the security, convert it into the underlying common stock, or sell the security to a third party.
Cybersecurity Risks. The increased use of technology to conduct business could subject a fund and its third-party service providers (including, but not limited to, investment advisors, transfer agents, and custodians) to risks associated with cybersecurity. In general, a cybersecurity incident can occur as a result of a deliberate attack designed to gain unauthorized access to digital systems. If the attack is successful, an unauthorized person or persons could misappropriate assets or sensitive information, corrupt data, or cause operational disruption. A cybersecurity incident could also occur unintentionally if, for example, an authorized person inadvertently released proprietary or confidential information. Vanguard has developed robust technological safeguards and business continuity plans to prevent, or reduce the impact of, potential cybersecurity incidents. Additionally, Vanguard has a process for assessing the information security and/or cybersecurity programs implemented by a fund’s third-party service providers, which helps minimize the risk of potential incidents that could impact a Vanguard fund or its shareholders. Despite these measures, a cybersecurity incident still has the potential to disrupt business operations, which could negatively impact a fund and/or its shareholders. Some examples of negative impacts that could occur as a result of a cybersecurity incident include, but are not limited to, the following: a fund may be unable to calculate its net asset value (NAV), a fund’s shareholders may be unable to transact business, a fund may be unable to process transactions, or a fund may be unable to safeguard its data or the personal information of its shareholders.
Debt Securities. A debt security, sometimes called a fixed income security, consists of a certificate or other evidence of a debt (secured or unsecured) upon which the issuer of the debt security promises to pay the holder a fixed, variable, or floating rate of interest for a specified length of time and to repay the debt on the specified maturity date. Some debt securities, such as zero-coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call risk, prepayment risk, extension risk, inflation risk, credit risk, liquidity risk, coupon deferral risk, lower recovery value risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws or an out-of-court restructuring of an issuer’s capital structure may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect to the same issuer or a related entity.
Debt Securities—Bank Obligations. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations of commercial banks. Variable rate certificates of deposit have an interest rate that is periodically adjusted prior to their stated maturity based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Frequently, dealers selling variable rate certificates of deposit to a fund will agree to repurchase such instruments, at the fund’s option, at par on or near the coupon dates. The dealers’ obligations to repurchase these instruments are subject to conditions imposed by various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. A fund is also able to sell variable rate certificates of deposit on the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed-rate certificates of deposit. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer, or storage of goods). The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of 6 months or less and are traded in the secondary markets prior to maturity.
Debt Securities—Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 9 months. High-quality commercial paper typically has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is also high credit quality; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. In assessing the credit quality of commercial paper issuers, the following factors may be considered: (1) evaluation of the management of the issuer, (2) economic evaluation of the issuer’s industry or industries and the appraisal of speculative-type risks that may be inherent in certain areas, (3) evaluation of the issuer’s products in relation to competition and customer acceptance, (4) liquidity, (5) amount and quality of long-term debt, (6) trend of earnings over a period of ten years, (7) financial strength of a parent company and the relationships that exist with the issuer, and (8) recognition by the management of obligations that may be present or may arise as a result of public-interest questions and preparations to meet such obligations. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than longer-term fixed income securities because interest rate risk typically increases as maturity lengths increase. Additionally, an issuer may expect to repay commercial paper obligations at maturity from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper payment obligations, also known as rollover risk. Commercial paper may suffer from reduced liquidity due to certain circumstances, in particular, during stressed markets. In addition, as with all fixed income securities, an issuer may default on its commercial paper obligation.
Variable-amount master-demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to an arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable-amount master-demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a fund’s investment in variable-amount master-demand notes, Vanguard’s investment management staff will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the issuer, along with the borrower’s ability to pay principal and interest on demand.
Debt Securities—Inflation-Indexed Securities. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index (CPI). Inflation-indexed securities may be issued by the U.S. government, by agencies and instrumentalities of the U.S. government, and by corporations. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon payment.
The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.
Inflation—a general rise in prices of goods and services—erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has generally occurred during the past 50 years, so investors should be conscious of both the nominal and real returns of their investments. Investors in inflation-indexed securities funds who do not reinvest the portion of the income distribution that is attributable to inflation adjustments will not maintain the purchasing power of the investment over the long term. This is because interest earned depends on the amount of principal invested, and that principal will not grow with inflation if the investor fails to reinvest the principal adjustment paid out as part of a fund’s income distributions. Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation (e.g., changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed securities, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed securities should change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

Coupon payments that a fund receives from inflation-indexed securities are included in the fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-indexed security resulting from inflation adjustments is considered by Internal Revenue Service (IRS) regulations to be taxable income in the year it occurs. For direct holders of an inflation-indexed security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders). It may be necessary for the fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.
Debt Securities—Non-Investment-Grade Securities. Non-investment-grade securities, also referred to as “high-yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (e.g., lower than Baa3/P-2 by Moody’s Investors Service, Inc. (Moody’s) or below BBB–/A-2 by Standard & Poor’s Financial Services LLC (Standard & Poor’s)) or, if unrated, are determined to be of comparable quality by the fund’s advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, and they will generally involve more credit risk than securities in the investment-grade categories. Non-investment-grade securities generally provide greater income and opportunity for capital appreciation than higher quality securities, but they also typically entail greater price volatility and principal and income risk.
Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade securities. The success of a fund’s advisor in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.
Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring such as an acquisition, a merger, or a leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.
The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. An actual or anticipated economic downturn or sustained period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.
The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund’s advisor to sell a high-yield security or the price at which a fund’s advisor could sell a high-yield security, and it could also adversely affect the daily net asset value of fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation of the securities.
Except as otherwise provided in a fund’s prospectus, if a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the advisor deems it in the best interests of shareholders.
Debt Securities—Structured and Indexed Securities. Structured securities (also called “structured notes”) and indexed securities are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities. The value of the principal of and/or interest on structured and indexed securities is determined by reference to changes in the value of a specific asset, reference rate, or index (the reference) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of the structured and indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities, which could lead to an overvaluation or an undervaluation of the securities.
Debt Securities—U.S. Government Securities. The term “U.S. government securities” refers to a variety of debt securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities that have been established or sponsored by the U.S. government. The term also refers to repurchase agreements collateralized by such securities.
U.S. Treasury securities are backed by the full faith and credit of the U.S. government, meaning that the U.S. government is required to repay the principal in the event of default. Other types of securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government. The U.S. government, however, does not guarantee the market price of any U.S. government securities. In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.
Some of the U.S. government agencies that issue or guarantee securities include the Government National Mortgage Association, the Export-Import Bank of the United States, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Deposit Insurance Corporation, the Federal Home Loan Banks, and the Federal National Mortgage Association. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a fund that holds securities of the entity may be adversely impacted.
Debt Securities—Variable and Floating Rate Securities. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark or reference rate (such as the Secured Overnight Financing Rate (SOFR) or another reference rate) or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction-rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities. The greater liquidity risk may exist, for example, because of the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors) or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value, and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or the date of maturity. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.
Debt Securities—Zero-Coupon and Pay-in-Kind Securities. Zero-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon securities generally do not pay interest. Zero-coupon Treasury bonds are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing an interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on these instruments remains guaranteed by the full faith and credit of the U.S. government. Pay-in-kind securities pay interest through the issuance of additional securities. These securities are generally issued at a discount to their principal or maturity value. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. Although these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. Each fund that holds such securities intends to pass along such interest as a component of the fund’s distributions of net investment income. It may be necessary for the fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.
Depositary Receipts. Depositary receipts (also sold as participatory notes) are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). For ADRs, the depository is typically a U.S. financial institution, and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and they are generally designed for use in securities markets outside the United States. Although the two types of depositary receipt facilities (sponsored and unsponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants.
A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of nonobjection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of noncash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.
For purposes of a fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.
Derivatives. A derivative is a financial instrument that has a value based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, certain forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and certain other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, may be privately negotiated and entered into in the over-the-counter market (OTC Derivatives) or may be cleared through a clearinghouse (Cleared Derivatives) and traded on an exchange or swap execution facility. As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), certain swap agreements, such as certain standardized credit default and interest rate swap agreements, must be cleared through a clearinghouse and traded on an exchange or swap execution facility. This could result in an increase in the overall costs of such transactions. While the intent of derivatives regulatory reform is to mitigate risks associated with derivatives markets, the regulations could, among other things, increase liquidity and decrease pricing for more standardized products while decreasing liquidity and increasing pricing for less standardized products. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities or assets on which the derivatives are based.
Derivatives may be used for a variety of purposes, including—but not limited to—hedging, managing risk, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, and seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments. Some investors may use derivatives primarily for speculative purposes while other uses of derivatives may not constitute speculation. There is no assurance that any derivatives strategy used by a fund’s advisor will succeed. The other parties to a fund’s OTC Derivatives contracts (usually referred to as “counterparties”) will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such OTC Derivatives may qualify as securities or investments under such laws. A fund’s advisor(s), however, will monitor and adjust, as appropriate, the fund’s credit risk exposure to OTC Derivative counterparties.
Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
When a fund enters into a Cleared Derivative, an initial margin deposit with a Futures Commission Merchant (FCM) is required. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a Cleared Derivative over a fixed period. If the value of the fund’s Cleared Derivatives declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s Cleared Derivatives increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis.
For OTC Derivatives, a fund is subject to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.
Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with certain OTC Derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.
Because certain derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”
Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives (in particular, OTC Derivatives) are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

On October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act of 1940, as amended, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
Each Fund intends to comply with Rule 4.5 under the Commodity Exchange Act (CEA), under which a fund may be excluded from the definition of the term Commodity Pool Operator (CPO) if the fund meets certain conditions such as limiting its investments in certain CEA-regulated instruments (e.g., futures, options, or swaps) and complying with certain marketing restrictions. Accordingly, Vanguard is not subject to registration or regulation as a CPO with respect to each Fund under the CEA. Each Fund will only enter into futures contracts and futures options that are traded on a U.S. or foreign exchange, board of trade, or similar entity or that are quoted on an automated quotation system.
Environmental, Social, and Governance (ESG) Considerations. ESG risk factors, either quantitative or qualitative, may be used as a component of certain funds’ investment processes as a means to assess risk (e.g., risk analysis, credit analysis, or investment opportunities) as the advisor deems appropriate. The weight given to ESG factors may vary across types of investments, industries, regions, and issuers; may change over time; and not every ESG factor may be identified or evaluated. Consideration of ESG factors may affect a fund’s exposure to certain issuers or industries. The advisor’s assessment of an issuer may differ from that of other funds or an investor’s assessment of such issuer. As a result, securities selected by the advisor may not reflect the beliefs and values of any particular investor. The advisor may be dependent on the availability of timely, complete, and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact an advisor’s ability to assess an issuer. Where ESG risk factor analysis is used as one part of an overall investment process (as may be the case for actively managed funds included in this Statement of Additional Information), such funds may still invest in securities of issuers that all market participants may not view as ESG-focused or that may be viewed as having a high ESG risk profile.
For funds advised by Vanguard, Vanguard’s Investment Stewardship Team, on behalf of the Board of Trustees of each Vanguard-advised fund, administers proxy voting, engagement, and advocacy for the equity holdings of the Vanguard-advised funds. The Investment Stewardship Team may engage with issuers to better understand how they are addressing material risks, including ESG risks. Specifically, the Investment Stewardship Team may engage with companies on how they disclose significant risks to shareholders, develop their risk mitigation approach, and report on progress.
For funds advised by third-party advisory firms independent of Vanguard, such third-party advisory firms are responsible for administration of proxy voting and engagement with respect to the equity holdings they manage on behalf of the fund.
Each fund has adopted procedures and guidelines for monitoring portfolio holding human rights practices and violations pursuant to which it may assess regulatory, reputational, or other risks associated with the alleged activity. In extraordinary circumstances a fund may divest of a portfolio holding where doing so is deemed appropriate.
Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.
Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issuers, most notably income risk (and, to a lesser extent, credit risk, market risk, and liquidity risk). Additionally, Eurodollar (and, to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issuers in which a Vanguard fund invests, and they will have at least the same financial strength as the domestic issuers approved for the fund.
Exchange-Traded Funds. A fund may purchase shares of exchange-traded funds (ETFs). Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.
An investment in an ETF generally presents the same principal risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an ETF’s shares may also be halted if the shares are delisted from the exchange without first being listed on another exchange or if the listing exchange’s officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
Most ETFs are investment companies. Therefore, a fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”
Foreign Securities. Typically, foreign securities are considered to be equity or debt securities issued by entities organized, domiciled, or with a principal executive office outside the United States, such as foreign corporations and governments. Securities issued by certain companies organized outside the United States may not be deemed to be foreign securities if the company’s principal operations are conducted from the United States or when the company’s equity securities trade principally on a U.S. stock exchange. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter (OTC) markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments.
Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there are risks that could result in a loss to the fund, including, but not limited to, the risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of a transaction. Securities of foreign issuers are generally more volatile and less liquid than securities of comparable U.S. issuers, and foreign investments may be effected through structures that may be complex or confusing. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. The risk that securities traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by government authorities, is also heightened. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that could affect U.S. investments in those countries. Additionally, the imposition of economic or other sanctions on the United States by a foreign country, or on a foreign country or issuer by the United States, could impair a fund’s ability to buy, sell, hold, receive, deliver, or otherwise transact in certain investment securities or obtain exposure to foreign securities and assets. This may negatively impact the value and/or liquidity of a fund’s investments and could impair a fund’s ability to meet its investment objective or invest in accordance with its investment strategy. Sanctions could also result in the devaluation of a country’s currency, a downgrade in the credit ratings of a country or issuers in a country, or a decline in the value and/or liquidity of securities of issuers in that country.
Although an advisor will endeavor to achieve the most favorable execution costs for a fund’s portfolio transactions in foreign securities under the circumstances, commissions and other transaction costs are generally higher than those on U.S. securities. In addition, it is expected that the custodian arrangement expenses for a fund that invests primarily in foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities.

Additionally, bankruptcy laws vary by jurisdiction and cash deposits may be subject to a custodian’s creditors. Certain foreign governments levy withholding or other taxes against dividend and interest income from, capital gains on the sale of, or transactions in foreign securities. Although in some countries a portion of these taxes is recoverable by the fund, the nonrecovered portion of foreign withholding taxes will reduce the income received from such securities.
The value of the foreign securities held by a fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and it tends to increase when the value of the U.S. dollar falls against such currency (as discussed under the heading “Foreign Securities—Foreign Currency Transactions,” a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred from converting between various currencies in order to purchase and sell foreign securities, as well as by currency restrictions, exchange control regulations, currency devaluations, and political and economic developments.
Foreign Securities—China A-shares Risk. China A-shares (A-shares) are shares of mainland Chinese companies that are traded locally on the Shanghai and Shenzhen stock exchanges. A-shares investment by foreign investors are currently only available through the Qualified Foreign Investor (QFI) license or the China Stock Connect program. The developing state of the investment and banking systems of China subjects the settlement, clearing, and registration of securities transactions to heightened risks. Additionally, there are foreign ownership limitations that may result in limitations on investment or the return of profits if a fund purchases and sells shares of an issuer in which it owns 5% or more of the shares issued within a six-month period. It is unclear if the 5% ownership will be determined by aggregating the holdings of a fund with affiliated funds.
Due to these restrictions, it is possible that the A-shares quota available to a fund as a foreign investor may not be sufficient to meet the fund’s investment needs. In this situation, a fund may seek an alternative method of economic exposure, such as by purchasing other classes of securities or depositary receipts or by utilizing derivatives. Any of these options could increase a fund’s investment cost. Additionally, investing in A-shares generally increases emerging markets risk due in part to government and issuer market controls and the developing settlement and legal systems.
Investing in China A-shares through Stock Connect. The China Stock Connect program (Stock Connect) is a mutual market access program designed to, among other things, enable foreign investment in the PRC via brokers in Hong Kong. A QFI license is not required to trade via Stock Connect. There are significant risks inherent in investing in A-shares through Stock Connect. Specifically, trading can be affected by a number of issues. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if one or both markets are closed on a U.S. trading day, a fund may not be able to dispose of its shares in a timely manner, which could adversely affect the fund’s performance. Trading through Stock Connect may require pre-delivery or pre-validation of cash or securities to or by a broker. If the cash or securities are not in the broker’s possession before the market opens on the day of selling, the sell order will be rejected. This requirement may limit a fund’s ability to dispose of its A-shares purchased through Stock Connect in a timely manner.
Additionally, Stock Connect is subject to daily quota limitations on purchases into the PRC. Foreign investors, in the aggregate, are subject to ownership limitations for Shanghai or Shenzhen listed companies, including those purchased through Stock Connect. Once the daily quota is reached, orders to purchase additional A-shares through Stock Connect will be rejected. Only certain A-shares are eligible to be accessed through Stock Connect and such securities could lose their eligibility at any time. In addition, a fund’s purchase of A-shares through Stock Connect may only be subsequently sold through Stock Connect and is not otherwise transferable. Stock Connect utilizes an omnibus clearing structure, and the fund’s shares will be registered in its custodian’s name on the Hong Kong Central Clearing and Settlement System. This may limit an advisor’s ability to effectively manage a fund’s holdings, including the potential enforcement of equity owner rights.
Foreign Securities—Emerging Market Risk. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks may significantly affect the value of emerging market investments and include: (i) nationalization or expropriation of assets or confiscatory taxation; (ii) currency devaluations and other currency exchange rate fluctuations; (iii) greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); (iv) more substantial government involvement in and control over the economy; (v) less government supervision and regulation of the securities markets and participants in those markets and possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may increase the risk of market manipulation; (vi) controls on foreign investment and limitations on repatriation of invested capital and on the fund’s ability to exchange local currencies for U.S. dollars; (vii) unavailability of currency-hedging techniques in certain emerging market countries; (viii) generally smaller, less seasoned, or newly organized companies; (ix) differences in, or lack of, corporate governance, accounting, auditing, record keeping and financial reporting standards, which may result in unavailability of material information about issuers and impede evaluation of such issuers; (x) difficulty in obtaining and/or enforcing a judgment in a court outside the United States; and (xi) greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial expenses and other investment-related costs are often more expensive in emerging market countries, which can reduce a fund’s income from investments in securities or debt instruments of emerging market country issuers. Additionally, information regarding companies located in emerging markets may be less available and less reliable, which can impede the ability to evaluate such companies. There may also be limited regulatory oversight of certain foreign sub-custodians that hold foreign securities subject to the supervision of the Fund’s primary U.S.-based custodian. The Fund may be limited in its ability to recover assets if a foreign sub-custodian becomes bankrupt or otherwise unable or unwilling to return assets to the Fund, which may expose the Fund to risk, especially in circumstances where the Fund’s primary custodian may not be contractually obligated to make the Fund whole for the particular loss.

Emerging market investments also carry the risk that strained international relations may give rise to retaliatory actions, including actions through financial markets such as purchase and ownership restrictions, sanctions, tariffs, cyberattacks, and unpredictable enforcement of securities regulations and other laws. Such actual and/or threatened retaliatory actions may impact emerging market economies and issuers in which a Fund invests. For example, in China, ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to facilitate investment in these companies by foreign individuals, many Chinese companies have created variable interest entities (“VIEs”) that provide exposure to the Chinese company through contractual arrangements instead of equity ownership. VIE structures are subject to risks associated with breach of the contractual arrangements, including difficulty in enforcing any judgments outside of the United States, and do not offer the same level of investor protection as direct ownership. Additionally, while VIEs are a longstanding industry practice, they have not been approved by Chinese regulators. Chinese regulators could prohibit Chinese companies from accessing foreign investment through VIEs or sever their ability to transmit economic and governance rights to foreign individuals and entities. Such actions would significantly reduce, and possibly permanently eliminate, the market value of VIEs held by a Fund.
Foreign Securities—Foreign Currency Transactions. The value in U.S. dollars of a fund’s non-dollar-denominated foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will enter into foreign currency transactions only to attempt to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.
Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives.
Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”
By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against part or all of the possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when the advisor reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when the advisor reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.
A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and “cross-hedge” transactions. In cross-hedge transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the advisor reasonably believes generally tracks the currency being hedged with regard to price movements). The advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or to take advantage of a more liquid or more efficient market for the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.
A fund may hold a portion of its assets in bank deposits denominated in foreign currencies so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these assets are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.
Forecasting the movement of the currency market is extremely difficult. Whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its advisor’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks and may leave a fund in a less advantageous position than if such a hedge had not been established. Because forward currency contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll over a forward currency contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.
Foreign Securities—Foreign Investment Companies. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may be permitted only through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve layered fees or expenses and may also be subject to the limitations on, and the risks of, a fund’s investments in other investment companies, which are described under the heading “Other Investment Companies.”
Foreign Securities—Russian Market Risk. There are significant risks inherent in investing in Russian securities. The underdeveloped state of Russia’s banking system subjects the settlement, clearing, and registration of securities transactions to significant risks. In March of 2013, the National Settlement Depository (NSD) began acting as a central depository for the majority of Russian equity securities; the NSD is now recognized as the Central Securities Depository in Russia.
For Russian issuers with fewer than 50 shareholders, ownership records are maintained only by registrars who are under contract with the issuers and are currently not settled with the NSD. Although a Russian subcustodian will maintain copies of the registrar’s records (Share Extracts) on its premises, such Share Extracts are not recorded with the NSD and may not be legally sufficient to establish ownership of securities. The registrars may not be independent from the issuer, are not necessarily subject to effective state supervision, and may not be licensed with any governmental entity. A fund will endeavor to ensure by itself or through a custodian or other agent that the fund’s interest continues to be appropriately recorded for Russian issuers with fewer than 50 shareholders by inspecting the share register and by obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability, and the possibility exists that a subsequent illegal amendment or other fraudulent act may deprive the fund of its ownership rights or may improperly dilute its interest. In addition, although applicable Russian regulations impose liability on registrars for losses resulting from their errors, a fund may find it difficult to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

Futures Contracts and Options on Futures Contracts. Futures contracts and options on futures contracts are derivatives. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be “short” the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies, and broad-based securities indexes) generally provide for cash settlement at maturity. In the case of cash-settled futures contracts, the cash settlement amount is equal to the difference between the final settlement or market price for the relevant commodity on the last trading day of the contract and the price for the relevant commodity agreed upon at the outset of the contract. Most futures contracts, however, are not held until maturity but instead are “offset” before the settlement date through the establishment of an opposite and equal futures position.
The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit “initial margin” with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. If the value of the fund’s position declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s position increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis. A futures transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”
An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the “exercise” or “strike” price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.
A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as previously described in the case of futures contracts. A futures option transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”
Futures Contracts and Options on Futures Contracts—Risks. The risk of loss in trading futures contracts and in writing futures options can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) for the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.
A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange that provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day, and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment. U.S. Treasury futures are generally not subject to such daily limits.
A fund bears the risk that its advisor will incorrectly predict future market trends. If the advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
A fund could lose margin payments it has deposited with its FCM if, for example, the FCM breaches its agreement with the fund or becomes insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund.
Hybrid Instruments. A hybrid instrument, or hybrid, is an interest in an issuer that combines the characteristics of an equity security, a debt security, a commodity, and/or a derivative. A hybrid may have characteristics that, on the whole, more strongly suggest the existence of a bond, stock, or other traditional investment, but a hybrid may also have prominent features that are normally associated with a different type of investment. Moreover, hybrid instruments may be treated as a particular type of investment for one regulatory purpose (such as taxation) and may be simultaneously treated as a different type of investment for a different regulatory purpose (such as securities or commodity regulation). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including increased total return, duration management, and currency hedging. Because hybrids combine features of two or more traditional investments and may involve the use of innovative structures, hybrids present risks that may be similar to, different from, or greater than those associated with traditional investments with similar characteristics.
Examples of hybrid instruments include convertible securities, which combine the investment characteristics of bonds and common stocks; perpetual bonds, which are structured like fixed income securities, have no maturity date, and may be characterized as debt or equity for certain regulatory purposes; contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer’s capital ratio falls below a predetermined trigger level; and trust-preferred securities, which are preferred stocks of a special-purpose trust that holds subordinated debt of the corporate parent. Another example of a hybrid is a commodity-linked bond, such as a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid would be a combination of a bond and a call option on oil.
In the case of hybrids that are structured like fixed income securities (such as structured notes), the principal amount or the interest rate is generally tied (positively or negatively) to the price of some commodity, currency, securities index, interest rate, or other economic factor (each, a benchmark). For some hybrids, the principal amount payable at maturity or the interest rate may be increased or decreased, depending on changes in the value of the benchmark. Other hybrids do not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark, thus magnifying movements within the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond with a fixed principal amount that pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. Depending on the level of a fund’s investment in hybrids, these risks may cause significant fluctuations in the fund’s net asset value. Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of an issuer or, sometimes, the portfolio needs of a particular investor, and therefore the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional securities.
Certain issuers of hybrid instruments known as structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a fund’s investments in these products may be subject to the limitations described under the heading “Other Investment Companies.”
Interfund Borrowing and Lending. The SEC has granted an exemption permitting registered open-end Vanguard funds to participate in Vanguard’s interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction, (2) no fund may lend money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan, and (3) a fund’s interfund loans to any one fund shall not exceed 5% of the lending fund’s net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
Investing for Control. Each Vanguard fund invests in securities and other instruments for the sole purpose of achieving a specific investment objective. As such, a Vanguard fund does not seek to acquire, individually or collectively with any other Vanguard fund, enough of a company’s outstanding voting stock to have control over management decisions. A Vanguard fund does not invest for the purpose of controlling a company’s management.
Market Disruption. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks discussed above and in a fund’s prospectus. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments and operation of a fund. These events could also result in the closure of businesses that are integral to a fund’s operations or otherwise disrupt the ability of employees of fund service providers to perform essential tasks on behalf of a fund.
Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans and may be based on different types of mortgages, including those on residential properties or commercial real estate. Mortgage-backed securities include various types of securities, such as government stripped mortgage-backed securities, adjustable rate mortgage-backed securities, and collateralized mortgage obligations.
Generally, mortgage-backed securities represent partial interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA); by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC); and by private issuers, such as commercial banks, savings and loan institutions, and mortgage bankers. The average maturity of pass-through pools of mortgage-backed securities in which a fund may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s average maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, the general economic and social conditions, the location of the mortgaged property, and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.
Mortgage-backed securities may be classified as private, government, or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent interest in pass-through pools consisting principally of conventional residential or commercial mortgage loans created by nongovernment issuers, such as commercial banks, savings and loan associations, and private mortgage insurance companies. Private mortgage-backed securities may not be readily marketable. In addition, mortgage-backed securities have been subject to greater liquidity risk when worldwide economic and liquidity conditions deteriorate. U.S. government mortgage-backed securities are backed by the full faith and credit of the U.S. government. GNMA, the principal U.S. guarantor of these securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the U.S. government. Issuers include FNMA and FHLMC, which are congressionally chartered corporations. In September 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide them with capital in exchange for senior preferred stock. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC. Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments (i.e., mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary).
Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. A fund’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. A fund’s ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.
Mortgage-Backed Securities—Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (ARMBSs) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. However, because the interest rates on ARMBSs are reset only periodically, changes in market interest rates or in the issuer’s creditworthiness may affect their value. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are thus subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Mortgage-Backed Securities—Collateralized Mortgage Obligations. Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche (or tranches) in the sequence, as specified in the prospectus, receives all of the principal payments until that tranche is retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long-maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.
In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.
CMOs may include real estate mortgage investment conduits (REMICs). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. A REMIC is a CMO that qualifies for special tax treatment under the IRC and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests, or “residual” interests. Guaranteed REMIC pass-through certificates (REMIC Certificates) issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC, or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.
The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (i.e., the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, the average life, and the price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.
Mortgage-Backed Securities—Hybrid ARMs. A hybrid adjustable rate mortgage (hybrid ARM) is a type of mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. Hybrid ARMs are usually referred to by their fixed and floating periods. For example, a 5/1 ARM refers to a mortgage with a 5-year fixed interest rate period, followed by a 1-year interest rate adjustment period. During the initial interest period (i.e., the initial five years for a 5/1 hybrid ARM), hybrid ARMs behave more like fixed income securities and are thus subject to the risks associated with fixed income securities. All hybrid ARMs have reset dates. A reset date is the date when a hybrid ARM changes from a fixed interest rate to a floating interest rate. At the reset date, a hybrid ARM can adjust by a maximum specified amount based on a margin over an identified index. Like ARMBSs, hybrid ARMs have periodic and lifetime limitations on the increases that can be made to the interest rates that mortgagors pay. Therefore, if during a floating rate period interest rates rise above the interest rate limits of the hybrid ARM, a fund holding the hybrid ARM does not benefit from further increases in interest rates.
Mortgage-Backed Securities—Mortgage Dollar Rolls. A mortgage dollar roll is a transaction in which a fund sells a mortgage-backed security to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a predetermined price. A mortgage-dollar-roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potentially reduced administrative burdens, than directly holding mortgage-backed securities. For accounting purposes, each transaction in a mortgage dollar roll is viewed as a separate purchase and sale of a mortgage-backed security. These transactions may increase a fund’s portfolio turnover rate. The fund receives cash for a mortgage-backed security in the initial transaction and enters into an agreement that requires the fund to purchase a similar mortgage-backed security in the future.

The counterparty with which a fund enters into a mortgage-dollar-roll transaction is obligated to provide the fund with similar securities to purchase as those originally sold by the fund. These securities generally must (1) be issued by the same agency and be part of the same program; (2) have similar original stated maturities; (3) have identical net coupon rates; and (4) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a certain percentage of the initial amount delivered. Mortgage dollar rolls will be used only if consistent with a fund’s investment objective and strategies and will not be used to change a fund’s risk profile.
Mortgage-Backed Securities—Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (SMBSs) are derivative multiclass mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.
SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The price and yield to maturity on an IO class are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories.
Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed, and accordingly, these securities may be deemed “illiquid” and thus subject to a fund’s limitations on investment in illiquid securities.
Options. An option is a derivative. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a “premium,” the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call option) or to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded, centrally cleared options, credit risk is mutualized through the involvement of the applicable clearing house.
The buyer (or holder) of an option is said to be “long” the option, while the seller (or writer) of an option is said to be “short” the option. A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price, which is the predetermined price at which the option may be exercised. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the “premium.” The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”
If a trading market, in particular options, were to become unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying instrument moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying instruments and related instruments. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.
A fund bears the risk that its advisor will not accurately predict future market trends. If the advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for the fund. Although hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
OTC Swap Agreements. An over-the-counter (OTC) swap agreement, which is a type of derivative, is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.
Examples of OTC swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, excess return swaps, and total return swaps. Most OTC swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund’s current obligations (or rights) under an OTC swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. OTC swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.
An OTC option on an OTC swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
The use of OTC swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. OTC swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of an OTC swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.
OTC swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If an OTC swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, OTC swap transactions may be subject to a fund’s limitation on investments in illiquid securities.

OTC swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive or inexpensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the OTC swap agreement.
Because certain OTC swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain OTC swaps have the potential for unlimited loss, regardless of the size of the initial investment. A leveraged OTC swap transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”
Like most other investments, OTC swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing OTC swap positions for the fund. If the advisor attempts to use an OTC swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the OTC swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving OTC swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many OTC swaps are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
The use of an OTC swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.
Other Investment Companies. A fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund may invest up to 10% of its assets in shares of investment companies generally and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. In addition, no funds for which Vanguard acts as an advisor may, in the aggregate, own more than 10% of the voting stock of a closed-end investment company. The 1940 Act and related rules provide certain exemptions from these restrictions, for example, for funds that invest in other funds within the same group of investment companies. Vanguard also has obtained SEC exemptive orders that allow registered investment companies to invest in the issuing funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with Vanguard. The SEC recently adopted changes to the regulatory framework for fund of funds arrangements, and, as a result, Vanguard's exemptive orders were rescinded by the SEC on January 19, 2022. However, effective January 19, 2022, new Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that the funds enter into a fund of funds investment agreement. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund’s expenses (including operating expenses and the fees of the advisor), but they also may indirectly bear similar expenses of the underlying investment companies. Certain investment companies, such as business development companies (BDCs), are more akin to operating companies and, as such, their expenses are not direct expenses paid by fund shareholders and are not used to calculate the fund’s net asset value. SEC rules nevertheless require that any expenses incurred by a BDC be included in a fund’s expense ratio as “Acquired Fund Fees and Expenses.” The expense ratio of a fund that holds a BDC will thus overstate what the fund actually spends on portfolio management, administrative services, and other shareholder services by an amount equal to these Acquired Fund Fees and Expenses. The Acquired Fund Fees and Expenses are not included in a fund’s financial statements, which provide a clearer picture of a fund’s actual operating expenses. Shareholders would also be exposed to the risks associated not only with the investments of the fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

A fund may be limited to purchasing a particular share class of other investment companies (underlying funds). In certain cases, an investor may be able to purchase lower-cost shares of such underlying funds separately, and therefore be able to construct, and maintain over time, a similar portfolio of investments while incurring lower overall expenses.
Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject. In addition, preferred stock may be subject to more abrupt or erratic price movements than common stock or debt securities because preferred stock may trade with less frequency and in more limited volume.
Real Estate Investment Trusts (REITs). An equity REIT owns real estate properties directly and generates income from rental and lease payments. Equity REITs also have the potential to generate capital gains as properties are sold at a profit. A mortgage REIT makes construction, development, and long-term mortgage loans to commercial real estate developers and earns interest income on these loans. A hybrid REIT holds both properties and mortgages. To avoid taxation at the corporate level, REITs must distribute most of their earnings to shareholders.
Investments in REITs are subject to many of the same risks as direct investments in real estate. In general, real estate values can be affected by a variety of factors, including, but not limited to, supply and demand for properties, general or local economic conditions, and the strength of specific industries that rent properties. Ultimately, a REIT’s performance depends on the types and locations of the properties it owns and on how well the REIT manages its properties. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, regulatory limitations on rents, fluctuations in rental income, variations in market rental rates, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses because of casualty or condemnation, increases in property taxes, or changes in zoning laws.
The value of a REIT may also be affected by changes in interest rates. Rising interest rates generally increase the cost of financing for real estate projects, which could cause the value of an equity REIT to decline. During periods of declining interest rates, mortgagors may elect to prepay mortgages held by mortgage REITs, which could lower or diminish the yield on the REIT. REITs are also subject to heavy cash-flow dependency, default by borrowers, and changes in tax and regulatory requirements. In addition, a REIT may fail to meet the requirements for qualification and taxation as a REIT under the IRC and/or fail to maintain exemption from the 1940 Act.
Reliance on Service Providers, Data Providers, and Other Technology. Vanguard funds rely upon the performance of service providers to execute several key functions, which may include functions integral to a fund’s operations. Failure by any service provider to carry out its obligations to a fund could disrupt the business of the fund and could have an adverse effect on the fund’s performance. A fund’s service providers’ reliance on certain technology or information vendors (e.g., trading systems, investment analysis tools, benchmark analytics, and tax and accounting tools) could also adversely affect a fund and its shareholders. For example, a fund’s investment advisor may use models and/or data with respect to potential investments for the fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance upon such models or data expose a fund to potential risks.
Repurchase Agreements. A repurchase agreement is an agreement under which a fund acquires a debt security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a bank, a broker, a dealer, or another counterparty that meets minimum credit requirements and simultaneously agrees to resell such security to the seller at an agreed-upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, dealer, or other counterparty that meets minimum credit requirements to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited, except to the extent required by law.
The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control, and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Restricted and Illiquid Securities/Investments (including Private Placements). Illiquid securities/investments are investments that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The SEC generally limits aggregate holdings of illiquid securities/investments by a mutual fund to 15% of its net assets (5% for money market funds). A fund may experience difficulty valuing and selling illiquid securities/investments and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) certain loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) private equity investments, (7) commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, and (8) securities whose disposition is restricted under the federal securities laws. Illiquid securities/investments may include restricted, privately placed securities (such as private investments in public equity (PIPEs) or special purpose acquisition companies (SPACs)) that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a market develops for a restricted security held by a fund, it may be treated as a liquid security in accordance with guidelines approved by the board of trustees.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund that it is obligated to repurchase. In addition to the risk of such a loss, fees charged to the fund may exceed the return the fund earns from investing the proceeds received from the reverse repurchase agreement transaction. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.” A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the advisor. If the buyer in a reverse repurchase agreement becomes insolvent or files for bankruptcy, a fund’s use of proceeds from the sale may be restricted while the other party or its trustee or receiver determines if it will honor the fund’s right to repurchase the securities. If the fund is unable to recover the securities it sold in a reverse repurchase agreement, it would realize a loss equal to the difference between the value of the securities and the payment it received for them.
Securities Lending. A fund may lend its securities to financial institutions (typically brokers, dealers, and banks) to generate income for the fund. There are certain risks associated with lending securities, including counterparty, credit, market, regulatory, and operational risks. Vanguard considers the creditworthiness of the borrower, among other factors, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for certain types of foreign securities, as well as certain types of borrowers that are subject to global regulatory regimes. If a fund is not able to recover the securities lent, the fund may sell the collateral and purchase a replacement security in the market. Collateral investments are subject to market appreciation or depreciation. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Currently, a fund invests cash collateral into Vanguard Market Liquidity Fund, an affiliated money market fund that invests in high-quality, short-term money market instruments.
The terms and the structure of the loan arrangements, as well as the aggregate amount of securities loans, must be consistent with the 1940 Act and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33⅓% of the fund’s total assets and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower “marks to market” on a daily basis); (3) the loan be made subject to termination by the fund at any time; and (4) the fund receives reasonable interest on the loan (which may include the fund investing any cash collateral in interest-bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by a fund will comply with any other applicable regulatory requirements. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company’s trustees. In addition, voting rights pass with the lent securities, but if a fund has knowledge that a material event will occur affecting securities on loan, and in respect to which the holder of the securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent. A fund bears the risk that there may be a delay in the return of the securities, which may impair the fund’s ability to vote on such a matter. See Tax Status of the Funds for information about certain tax consequences related to a fund’s securities lending activities.
Pursuant to Vanguard’s securities lending policy, Vanguard’s fixed income and money market funds are not permitted to, and do not, lend their investment securities.
Tax Matters—Federal Tax Discussion. Discussion herein of U.S. federal income tax matters summarizes some of the important, generally applicable U.S. federal tax considerations relevant to investment in a fund based on the IRC, U.S. Treasury regulations, and other applicable authorities. These authorities are subject to change by legislative, administrative, or judicial action, possibly with retroactive effect. Each Fund has not requested and will not request an advance ruling from the Internal Revenue Service (IRS) as to the U.S. federal income tax matters discussed in this Statement of Additional Information. In some cases, a fund’s tax position may be uncertain under current tax law and an adverse determination or future guidance by the IRS with respect to such a position could adversely affect the fund and its shareholders, including the fund’s ability to continue to qualify as a regulated investment company or to continue to pursue its current investment strategy. A shareholder should consult his or her tax professional for information regarding the particular situation and the possible application of U.S. federal, state, local, foreign, and other taxes.
Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions. A fund’s transactions in derivative instruments (including, but not limited to, options, futures, forward contracts, and swap agreements), as well as any of the fund’s hedging, short sale, securities loan, or similar transactions, may be subject to one or more special tax rules that accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Tax Matters—Federal Tax Treatment of Futures Contracts. For federal income tax purposes, a fund generally must recognize, as of the end of each taxable year, any net unrealized gains and losses on certain futures contracts, as well as any gains and losses actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.
A fund will distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund’s other investments, and shareholders will be advised on the nature of the distributions.
Tax Matters—Federal Tax Treatment of Non-U.S. Currency Transactions. Special rules generally govern the federal income tax treatment of a fund’s transactions in the following: non-U.S. currencies; non-U.S. currency-denominated debt obligations; and certain non-U.S. currency options, futures contracts, forward contracts, and similar instruments. Accordingly, if a fund engages in these types of transactions it may have ordinary income or loss to the extent that such income or loss results from fluctuations in the value of the non-U.S. currency concerned. Such ordinary income could accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any ordinary loss so created will generally reduce ordinary income distributions and, in some cases, could require the recharacterization of prior ordinary income distributions. Net ordinary losses cannot be carried forward by the fund to offset income or gains realized in subsequent taxable years.
Any gain or loss attributable to the non-U.S. currency component of a transaction engaged in by a fund that is not subject to these special currency rules (such as foreign equity investments other than certain preferred stocks) will generally be treated as a capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.
To the extent a fund engages in non-U.S. currency hedging, the fund may elect or be required to apply other rules that could affect the character, timing, or amount of the fund’s gains and losses. For more information, see “Tax Matters—Federal Tax Treatment of Derivatives, Hedging, and Related Transactions.”
Tax Matters—Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund’s total assets are invested in securities of foreign issuers, the fund may elect to pass through to shareholders the ability to deduct or, if they meet certain holding period requirements, take a credit for foreign taxes paid by the fund. Similarly, if at the close of each quarter of a fund’s taxable year, at least 50% of its total assets consist of interests in other regulated investment companies, the fund is permitted to elect to pass through to its shareholders the foreign income taxes paid by the fund in connection with foreign securities held directly by the fund or held by a regulated investment company in which the fund invests that has elected to pass through such taxes to shareholders.
Tax Matters—Market Discount or Premium. The price of a bond purchased after its original issuance may reflect market discount or premium. Depending on the particular circumstances, market discount may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply. Premium is generally amortizable over the remaining term of the bond. Depending on the type of bond, premium may affect the amount of income required to be recognized by a fund holding the bond and the fund’s basis in the bond.
Tax Matters—Passive Foreign Investment Companies. To the extent that a fund invests in stock in a foreign company, such stock may constitute an equity investment in a passive foreign investment company (PFIC). A foreign company is generally a PFIC if 75% or more of its gross income is passive or if 50% or more of its assets produce passive income. Capital gains on the sale of an interest in a PFIC will be deemed ordinary income regardless of how long a fund held it. Also, a fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned in respect to PFIC interests, whether or not such amounts are distributed to shareholders. To avoid such tax and interest, a fund may elect to “mark to market” its PFIC interests, that is, to treat such interests as sold on the last day of a fund’s fiscal year, and to recognize any unrealized gains (or losses, to the extent of previously recognized gains) as ordinary income (or loss) each year. Distributions from a fund that are attributable to income or gains earned in respect to PFIC interests are characterized as ordinary income.
Tax Matters—Real Estate Mortgage Investment Conduits. If a fund invests directly or indirectly, including through a REIT or other pass-through entity, in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs), a portion of the fund’s income that is attributable to a residual interest in a

REMIC or an equity interest in a TMP (such portion referred to in the IRC as an “excess inclusion”) will be subject to U.S. federal income tax in all events—including potentially at the fund level—under a notice issued by the IRS in October 2006 and U.S. Treasury regulations that have yet to be issued but may apply retroactively. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. In general, excess inclusion income allocated to shareholders (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (2) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity, which otherwise might not be required, to file a tax return and pay tax on such income; and (3) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the IRC. As a result, a fund investing in such interests may not be suitable for charitable remainder trusts. See “Tax Matters—Tax-Exempt Investors.”
Tax Matters—Tax Considerations for Non-U.S. Investors. U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investments made by non-U.S. investors in Vanguard funds. Certain properly reported distributions of qualifying interest income or short-term capital gain made by a fund to its non-U.S. investors are exempt from U.S. withholding taxes, provided the investors furnish valid tax documentation (i.e., IRS Form W-8) certifying as to their non-U.S. status.
A fund is permitted, but is not required, to report any of its distributions as eligible for such relief, and some distributions (e.g., distributions of interest a fund receives from non-U.S. issuers) are not eligible for this relief. For some funds, Vanguard has chosen to report qualifying distributions and apply the withholding exemption to those distributions when made to non-U.S. shareholders who invest directly with Vanguard. For other funds, Vanguard may choose not to apply the withholding exemption to qualifying fund distributions made to direct shareholders, but may provide the reporting to such shareholders. In these cases, a shareholder may be able to reclaim such withholding tax directly from the IRS.
If shareholders hold fund shares (including ETF shares) through a broker or intermediary, their broker or intermediary may apply this relief to properly reported qualifying distributions made to shareholders with respect to those shares. If a shareholder’s broker or intermediary instead collects withholding tax where the fund has provided the proper reporting, the shareholder may be able to reclaim such withholding tax from the IRS. Please consult your broker or intermediary regarding the application of these rules.
This relief does not apply to any withholding required under the Foreign Account Tax Compliance Act (FATCA), which generally requires a fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on fund distributions. Please consult your tax advisor for more information about these rules.
Tax Matters—Tax-Exempt Investors. Income of a fund that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).
A tax-exempt shareholder may also recognize UBTI if a fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. See “Tax Matters—Real Estate Mortgage Investment Conduits.”
In addition, special tax consequences apply to charitable remainder trusts that invest in a fund that invests directly or indirectly in residual interests in REMICs or equity interests in TMPs. Charitable remainder trusts and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in a fund.
Time Deposits. Time deposits are subject to the same risks that pertain to domestic issuers of money market instruments, most notably credit risk (and, to a lesser extent, income risk, market risk, and liquidity risk). Additionally, time deposits of foreign branches of U.S. banks and foreign branches of foreign banks may be subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of U.S. dollars, from flowing across its borders. Other risks include adverse political and economic developments, the extent and quality of government regulation of financial markets and institutions, the imposition of foreign withholding taxes, and expropriation or nationalization of foreign issuers. However, time deposits of such issuers will undergo the same type of credit analysis as domestic issuers in which a Vanguard fund invests and will have at least the same financial strength as the domestic issuers approved for the fund.
Warrants. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Other kinds of warrants exist, including, but not limited to, warrants linked to countries’ economic performance or to commodity prices such as oil prices. These warrants may be subject to risk from fluctuation of underlying assets or indexes, as well as credit risk that the issuer does not pay on the obligations and risk that the data used for warrant payment calculation does not accurately reflect the true underlying commodity price or economic performance.
When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction in accordance with the requirements described under the heading “Borrowing.”
Share Price
Multiple-class funds do not have a single share price. Rather, each class has a share price, also known as net asset value (NAV), which is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), generally 4 p.m., Eastern time, on each day that the NYSE is open for business (a business day). In the rare event the NYSE experiences unanticipated disruptions and is unavailable at the close of the trading day, each Fund reserves the right to treat such day as a business day and calculate NAVs as of the close of regular trading on the Nasdaq (or another alternate exchange if the Nasdaq is unavailable, as determined at Vanguard’s discretion), generally 4 p.m., Eastern time. The NAV per share for Vanguard PRIMECAP Fund is computed by dividing the total assets, minus liabilities, allocated to the share class by the number of Fund shares outstanding for that class. The NAV per share for Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds is computed by dividing the total assets of each Fund by the number of Fund shares outstanding. On U.S. holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not sell or redeem shares. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds securities that change in value on those days (such as foreign securities that trade on foreign markets that are open). The underlying Vanguard funds in which Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds invest also do not calculate their NAV on days when the exchange is closed, but the value of their assets may also be affected to the extent that they hold securities that change in value on those days (such as foreign securities that trade on foreign markets that are open).
The NYSE typically observes the following holidays: New Year’s Day; Martin Luther King, Jr., Day; Presidents’ Day (Washington’s Birthday); Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.

Purchase and Redemption of Shares
Purchase of Shares
The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund's prospectus.
Exchange of Securities for Shares of a Fund. Shares of a Fund may be purchased “in kind” (i.e., in exchange for securities, rather than for cash) at the discretion of the Fund’s portfolio manager. Such securities must not be restricted as to transfer and must have a value that is readily ascertainable. Securities accepted by the Fund will be valued, as set forth in the Fund’s prospectus, as of the time of the next determination of NAV after such acceptance. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for federal income tax purposes, depending upon the cost of the securities tendered, would be realized by the investor upon the exchange. Investors interested in purchasing fund shares in kind should contact Vanguard.
Redemption of Shares
The redemption price of shares of each Fund is the NAV per share next determined after the redemption request is received in good order, as defined in the Fund’s prospectus.
Each Fund can postpone payment of redemption proceeds for up to seven calendar days. In addition, each Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days (1) during any period that the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; or (3) for such other periods as the SEC may permit.
The Trust has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period.
If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC and in accordance with procedures adopted by the Fund's board of trustees. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.
Each Fund does not charge a redemption fee. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Funds.
Vanguard processes purchase and redemption requests through a pooled account. Pending investment direction or distribution of redemption proceeds, the assets in the pooled account are invested and any earnings (the “float”) are allocated proportionately among the Vanguard funds in order to offset fund expenses. Other than the float, Vanguard treats assets held in the pooled account as the assets of each shareholder making such purchase or redemption request.
Right to Change Policies
Vanguard reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time and (2) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fee charged to a shareholder or a group of shareholders. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, Vanguard believes they are in the best interest of a fund.
Account Restrictions
Vanguard reserves the right to: (1) redeem all or a portion of a fund/account to meet a legal obligation, including tax withholding, tax lien, garnishment order, or other obligation imposed on your account by a court or government agency; (2) redeem shares, close an account, or suspend account privileges, features, or options in the case of threatening conduct or activity; (3) redeem shares, close an account, or suspend account privileges, features, or options if Vanguard believes or suspects that not doing so could result in a suspicious, fraudulent, or illegal transaction; (4) place restrictions on the ability to redeem any or all shares in an account if it is required to do so by a court or government agency; (5) place restrictions on the ability to redeem any or all shares in an account if Vanguard believes that doing so will prevent fraud or financial exploitation or abuse, or will protect vulnerable investors; (6) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners; and (7) freeze any account and/or suspend account services upon initial notification to Vanguard of the death of an account owner.
Investing With Vanguard Through Other Firms
Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf (collectively, Authorized Agents). The Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund’s instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the NAV per share next determined after the order is received by the Authorized Agent.
Management of the Funds
Vanguard
Each Fund is part of the Vanguard group of investment companies, which consists of over 200 funds. Each fund is a series of a Delaware statutory trust. The funds obtain virtually all of their corporate management, administrative, and distribution services through the trusts’ jointly owned subsidiary, Vanguard. Vanguard may contract with certain third-party service providers to assist Vanguard in providing certain administrative and/or accounting services with respect to the funds, subject to Vanguard’s oversight. Vanguard also provides investment advisory services to certain Vanguard funds. All of these services are provided at Vanguard’s total cost of operations pursuant to the Fifth Amended and Restated Funds’ Service Agreement (the Agreement).
Vanguard was established and operates under the Agreement. Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment.

Pursuant to an agreement between Vanguard and JPMorgan Chase Bank, N.A. (JPMorgan), JPMorgan provides services for Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds. These services include, but are not limited to: (i) the calculation of such funds’ daily NAVs and (ii) the furnishing of financial reports. The fees paid to JPMorgan under this agreement are based on a combination of flat and asset based fees. As of the fiscal year ended September 30, 2021, JPMorgan had received fees from the Funds for administrative services rendered as shown in the table below.

Pursuant to an agreement between Vanguard and State Street Bank and Trust Company (State Street), State Street provides services for Vanguard PRIMECAP Fund . These services include, but are not limited to: (i) the calculation of such funds’ daily NAVs and (ii) the furnishing of financial reports. The fees paid to State Street under this agreement are based on a combination of flat and asset based fees. As of the fiscal year ended September 30, 2021, State Street had received fees from the Funds for administrative services rendered as shown in the table below.

Vanguard Fund	2019	2020	2021
Vanguard Institutional Target Retirement 2015 Fund	$—	$—	$11,333.28
Vanguard Institutional Target Retirement 2020 Fund	—	—	11,333.28
Vanguard Institutional Target Retirement 2025 Fund	—	—	11,333.28
Vanguard Institutional Target Retirement 2030 Fund	—	—	11,333.28
Vanguard Institutional Target Retirement 2035 Fund	—	—	11,333.28
Vanguard Institutional Target Retirement 2040 Fund	—	—	11,333.28
Vanguard Institutional Target Retirement 2045 Fund	—	—	11,333.28
Vanguard Institutional Target Retirement 2050 Fund	—	—	11,333.28
Vanguard Institutional Target Retirement 2055 Fund	—	—	11,333.28

Vanguard Fund	2019	2020	2021
Vanguard Institutional Target Retirement 2060 Fund	—	—	11,333.28
Vanguard Institutional Target Retirement Fund 2065 Fund	—	—	11,333.28
Vanguard Institutional Target Retirement Income Fund	—	—	11,333.28
Vanguard PRIMECAP Fund	—	—	10,750.03
Vanguard Target Retirement 2015 Fund	—	—	11,333.28
Vanguard Target Retirement 2020 Fund	—	—	11,333.28
Vanguard Target Retirement 2025 Fund	—	—	11,333.28
Vanguard Target Retirement 2030 Fund	—	—	11,333.28
Vanguard Target Retirement 2035 Fund	—	—	11,333.28
Vanguard Target Retirement 2040 Fund	—	—	11,333.28
Vanguard Target Retirement 2045 Fund	—	—	11,333.28
Vanguard Target Retirement 2050 Fund	—	—	11,333.28
Vanguard Target Retirement 2055 Fund	—	—	11,333.28
Vanguard Target Retirement 2060 Fund	—	—	11,333.28
Vanguard Target Retirement 2065 Fund	—	—	11,333.28
Vanguard Target Retirement Income Fund	—	—	11,333.28
The funds’ officers are also employees of Vanguard.
Vanguard, Vanguard Marketing Corporation (VMC), the funds, and the funds’ advisors have adopted codes of ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The codes of ethics permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the codes of ethics require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds.
Vanguard PRIMECAP Fund Only. Vanguard provides corporate management, administrative, and distribution services. Each fund (other than a fund of funds) pays its share of Vanguard’s total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodial fees. The Agreement provides that each Vanguard fund may be called upon to invest up to 0.40% of its net assets in Vanguard. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund’s relative net assets and its contribution to Vanguard’s capital.
As of September 30, 2021, the PRIMECAP Fund had contributed capital to Vanguard as follows:
Vanguard Fund	Capital Contribution to Vanguard	Percentage of Fund’s Average Net Assets	Percent of Vanguard Funds’ Contribution
Vanguard PRIMECAP Fund	$2,575,000	Less than 0.01%	1.03%
Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds Only. The Agreement provides that the Funds will not contribute to Vanguard’s capitalization or pay for corporate management, administrative, and distribution services provided by Vanguard. However, each Fund will bear its own direct expenses, such as legal, auditing, and custodial fees. In addition, the Agreement further provides that the Funds’ direct expenses may be offset, in whole or in part, by (1) the Funds’ contributions to the cost of operating the underlying funds in which the Funds invest and (2) certain savings in administrative and marketing costs that Vanguard expects to derive from the Funds’ operations. Accordingly, all expenses for services provided by Vanguard to the Funds and all other expenses incurred by the Funds are expected to be borne by the underlying funds. The Funds' shareholders bear the fees and expenses associated with the Funds’ investments in the underlying funds.
As of September 30, 2021, the Acquired Fund Fees and Expenses of the Funds were as follows: 0.12% for the Target Retirement Income and 2015 Funds; 0.13% for the Target Retirement 2020, 2025, and 2030 Funds; 0.14% for the Target Retirement 2035, and 2040 Funds; 0.15% for the Target Retirement 2045, 2050, 2055, 2060, and 2065 Funds; and 0.09% for each Institutional Target Retirement Fund.

Management. Corporate management and administrative services include (1) executive staff, (2) accounting and financial, (3) legal and regulatory, (4) shareholder account maintenance, (5) monitoring and control of custodian relationships, (6) shareholder reporting, and (7) review and evaluation of advisory and other services provided to the funds by third parties.
Distribution. Vanguard Marketing Corporation, 100 Vanguard Boulevard, Malvern, PA 19355, a wholly owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds’ shares. VMC offers shares of each fund for sale on a continuous basis and will use all reasonable efforts in connection with the distribution of shares of the funds. VMC performs marketing and distribution activities in accordance with the conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. The funds’ trustees review and approve the marketing and distribution expenses incurred by the funds, including the nature and cost of the activities and the desirability of each fund’s continued participation in the joint arrangement.
To ensure that each fund’s participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC’s marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund’s sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund’s aggregate quarterly rate of contribution for marketing and distribution expenses shall exceed 125% of the average marketing and distribution expense rate for Vanguard and that no fund shall incur annual marketing and distribution expenses in excess of 0.20% of its average month-end net assets. Each fund’s contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.
VMC’s principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel. Other marketing and distribution activities of an administrative nature that VMC undertakes on behalf of the funds may include, but are not limited to:
■ Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy.
■ Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy.
■ Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy.
■ Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services.
■ Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process.
VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC’s cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers.
VMC’s arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC does make fixed dollar payments to financial service providers when sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations. VMC also makes fixed dollar payments to financial service providers for data regarding funds, such as statistical information regarding sales of fund shares. In addition, VMC makes fixed dollar payments for expenses associated with financial service providers’ use of Vanguard’s funds including, but not limited to, the use of funds in model portfolios. These payments may be used for services including, but not limited to, technology support and development, platform support and development, due diligence related to products used on a platform, legal, regulatory and compliance expenses related to a platform and other platform-related services.
In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives) (1) promotional items of nominal value that display Vanguard’s logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment that is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.
VMC policy prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC’s marketing and distribution activities are primarily intended to result in the sale of the funds’ shares, and as such, its activities, including shared marketing and distribution activities and fixed dollar payments as described above, may influence applicable financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities, relationships, or payments may influence a financial service provider’s (or its representatives’) decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.
The following table describes the expenses of Vanguard and VMC that are incurred by Vanguard PRIMECAP Fund. Amounts captioned “Management and Administrative Expenses” include the Fund's allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the Vanguard funds. Amounts captioned “Marketing and Distribution Expenses” include the Fund's allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.
As is the case with all mutual funds, transaction costs incurred by Vanguard PRIMECAP Fund for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended September 30, 2019, 2020, and 2021, and are presented as a percentage of the Fund's average month-end net assets.
Annual Shared Fund Operating Expenses (Shared Expenses Deducted From Fund Assets)
Vanguard Fund	2019	2020	2021
Vanguard PRIMECAP Fund
Management and Administrative Expenses	0.13%	0.13%	0.13%
Marketing and Distribution Expenses	Less than 0.01	Less than 0.01	Less than 0.01
Officers and Trustees
Each Vanguard fund is governed by the board of trustees of its trust and a single set of officers. Consistent with the board’s corporate governance principles, the trustees believe that their primary responsibility is oversight of the management of each fund for the benefit of its shareholders, not day-to-day management. The trustees set broad policies for the funds; select investment advisors; monitor fund operations, regulatory compliance, performance, and costs; nominate and select new trustees; and elect fund officers. Vanguard manages the day-to-day operations of the funds under the direction of the board of trustees.
The trustees play an active role, as a full board and at the committee level, in overseeing risk management for the funds. The trustees delegate the day-to-day risk management of the funds to various groups, including portfolio review, investment management, risk management, compliance, legal, fund accounting, and fund financial services. These groups provide the trustees with regular reports regarding investment, valuation, liquidity, and compliance, as well as the risks associated with each. The trustees also oversee risk management for the funds through regular interactions with the funds’ internal and external auditors.
The full board participates in the funds’ risk oversight, in part, through the Vanguard funds’ compliance program, which covers the following broad areas of compliance: investment and other operations; recordkeeping; valuation and pricing; communications and disclosure; reporting and accounting; oversight of service providers; fund governance; and codes of ethics, insider trading controls, and protection of nonpublic information. The program seeks to identify and assess risk through various methods, including through regular interdisciplinary communications between compliance professionals and business personnel who participate on a daily basis in risk management on behalf of the funds. The funds’ chief compliance officer regularly provides reports to the board in writing and in person.
The audit committee of the board, which is composed of F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis, each of whom is an independent trustee, oversees management of financial risks and controls. The audit committee serves as the channel of communication between the independent auditors of the funds and the board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. Vanguard’s head of internal audit reports directly to the audit committee and provides reports to the committee in writing and in person on a regular basis. Although the audit committee is responsible for overseeing the management of financial risks, the entire board is regularly informed of these risks through committee reports.
All of the trustees bring to each fund’s board a wealth of executive leadership experience derived from their service as executives (in many cases chief executive officers), board members, and leaders of diverse public operating companies, academic institutions, and other organizations. In determining whether an individual is qualified to serve as a trustee of the funds, the board considers a wide variety of information about the trustee, and multiple factors contribute to the board’s decision. Each trustee is determined to have the experience, skills, and attributes necessary to serve the funds and their shareholders because each trustee demonstrates an exceptional ability to consider complex business and financial matters, evaluate the relative importance and priority of issues, make decisions, and contribute effectively to the deliberations of the board. The board also considers the individual experience of each trustee and determines that the trustee’s professional experience, education, and background contribute to the diversity of perspectives on the board. The business acumen, experience, and objective thinking of the trustees are considered invaluable assets for Vanguard management and, ultimately, the Vanguard funds’ shareholders. The specific roles and experience of each board member that factor into this determination are presented on the following pages. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Interested Trustee[1]
Mortimer J. Buckley (1969)	Chairman of the Board, Chief Executive Officer, and President	January 2018
Chairman of the board (2019–present) of Vanguard and
of each of the investment companies served by
Vanguard; chief executive officer (2018–present) of
Vanguard; chief executive officer, president, and
trustee (2018–present) of each of the investment
companies served by Vanguard; president and director
(2017–present) of Vanguard; and president
(2018–present) of Vanguard Marketing Corporation.
Chief investment officer (2013–2017), managing
director (2002–2017), head of the Retail Investor Group
(2006–2012), and chief information officer (2001–2006)
of Vanguard. Trustee and vice chair of The Shipley
School. Member of the board of governors of the
Investment Company Institute and of FINRA.
217
1 Mr. Buckley is considered an “interested person” as defined in the 1940 Act because he is an officer of the Trust.

Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Independent Trustees
Tara Bunch (1962)	Trustee	November 2021	Head of Global Operations at Airbnb (2020–present). Vice President of AppleCare (2012–2020). Member of the board of Out & Equal (2002–2006), the University of California, Berkeley School of Engineering (2020–present), and Santa Clara University’s School of Business (2018–present).	217
Emerson U. Fullwood (1948)	Trustee	January 2008
Executive chief staff and marketing officer for North
America and corporate vice president (retired 2008) of
Xerox Corporation (document management products
and services). Former president of the Worldwide
Channels Group, Latin America, and Worldwide
Customer Service and executive chief staff officer of
Developing Markets of Xerox. Executive in residence
and 2009–2010 Distinguished Minett Professor at the
Rochester Institute of Technology. Member of the
board of directors of the University of Rochester
Medical Center, the Monroe Community College
Foundation, the United Way of Rochester, North
Carolina A&T University, Roberts Wesleyan College,
and the Rochester Philharmonic Orchestra. Trustee of
the University of Rochester.
				217
Amy Gutmann (1949)	Trustee	June 2006	President (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.	217
F. Joseph Loughrey (1949)	Trustee	October 2009	President and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.	217
Mark Loughridge (1953)	Lead Independent Trustee	March 2012	Senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.	217
Scott C. Malpass (1962)	Trustee	March 2012	Adjunct professor of finance at Notre Dame (2020–present). Chief investment officer and vice president of the University of Notre Dame (retired 2020). Assistant professor of finance at the Mendoza College of Business, University of Notre Dame (retired 2020), and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of superintendence of the Institute for the Works of Religion, and the board of directors of Paxos Trust Company (finance).	217

Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
Deanna Mulligan (1963)	Trustee	January 2018	Chief executive officer of Purposeful (2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), the Chief Executives for Corporate Purpose, and the New York-Presbyterian Hospital.	217
André F. Perold (1952)	Trustee	December 2004	George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.	217
Sarah Bloom Raskin (1961)	Trustee	January 2018
Deputy secretary (2014–2017) of the United States
Department of the Treasury. Governor (2010–2014) of
the Federal Reserve Board. Commissioner
(2007–2010) of financial regulation for the State of
Maryland. Colin W. Brown Distinguished Professor of
the Practice (2021–present), Professor (2020–present),
Distinguished Fellow of the Global Financial Markets
Center (2020–present), and Rubenstein Fellow
(2017–2020) of Duke University; trustee
(2017–present) of Amherst College; member of the
Amherst College Investment Committee
(2019–present); and member of the Regenerative
Crisis Response Committee (2020–present).
				217
David Thomas (1956)	Trustee	July 2021	President of Morehouse College (2018–present). Professor of Business Administration Emeritus at Harvard University (2017–2018) and Dean (2011–2016) and Professor of Management at Georgetown University, McDonough School of Business (2016–2017). Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).	217
Peter F. Volanakis (1955)	Trustee	July 2009	President and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.	217
Executive Officers
Christine M. Buchanan (1970)	Chief Financial Officer and Acting Treasurer	November 2017	Principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present; acting October 2021–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).	217
David Cermak (1960)	Finance Director	October 2019	Principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.	217

Name, Year of Birth	Position(s) Held With Funds	Vanguard Funds’ Trustee/ Officer Since	Principal Occupation(s) During the Past Five Years, Outside Directorships, and Other Experience	Number of Vanguard Funds Overseen by Trustee/Officer
John Galloway (1973)	Investment Stewardship Officer	September 2020	Principal of Vanguard. Investment stewardship officer (2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special Assistant to the President of the United States (2015).	217
Peter Mahoney (1974)	Controller	May 2015	Principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008– 2014) at Vanguard.	217
Anne E. Robinson (1970)	Secretary	September 2016	General counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Non-executive director of the board of National Grid (energy).	217
Michael Rollings (1963)	Finance Director	February 2017	Finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.	217
John E. Schadl (1972)	Chief Compliance Officer	March 2019	Principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.	217
All but one of the trustees are independent. The independent trustees designate a lead independent trustee. The lead independent trustee is a spokesperson and principal point of contact for the independent trustees and is responsible for coordinating the activities of the independent trustees, including calling regular executive sessions of the independent trustees; developing the agenda of each meeting together with the chairman; and chairing the meetings of the independent trustees. The lead independent trustee also chairs the meetings of the audit, compensation, and nominating committees. The board also has two investment committees, which consist of independent trustees and the sole interested trustee.
The independent trustees appoint the chairman of the board. The roles of chairman of the board and chief executive officer currently are held by the same person; as a result, the chairman of the board is an “interested” trustee. The independent trustees generally believe that the Vanguard funds’ chief executive officer is best qualified to serve as chairman and that fund shareholders benefit from this leadership structure through accountability and strong day-to-day leadership.
Board Committees: The Trust's board has the following committees:
■ Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each fund. The following independent trustees serve as members of the committee: Mr. Loughrey, Mr. Loughridge, Ms. Raskin, and Mr. Volanakis. The committee held 6 meetings during the Trust's fiscal year ended September 30, 2021.
■ Compensation Committee: This committee oversees the compensation programs established by each fund for the benefit of its trustees. All independent trustees serve as members of the committee. The committee held 2 meetings during the Trust's fiscal year ended September 30, 2021.
■ Investment Committees: These committees assist the board in its oversight of investment advisors to the funds and in the review and evaluation of materials relating to the board’s consideration of investment advisory agreements with the funds. Each trustee serves on one of two investment committees. Each investment committee held 4 meetings during the Trust's fiscal year ended September 30, 2021.
■ Nominating Committee: This committee nominates candidates for election to the board of trustees of each fund. The committee also has the authority to recommend the removal of any trustee. All independent trustees serve as members of the committee. The committee held 3 meetings during the Trust's fiscal year ended September 30, 2021.
The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Loughridge, chairman of the committee.
Trustee Compensation
The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees’ compensation. Vanguard funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds. The trustees and officers of Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds will receive no remuneration directly from the Funds. However, the Funds‘ underlying funds pay their proportionate share of the trustees’ compensation and the officers’ salaries and benefits.
Independent Trustees. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:
■ The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
■ The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
“Interested” Trustee. Mr. Buckley serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as an officer of Vanguard.
Compensation Table. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by Vanguard PRIMECAP Fund for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement and the total amount of compensation paid to each trustee by all Vanguard funds.
VANGUARD PRIMECAP FUND
TRUSTEES’ COMPENSATION TABLE
Trustee	Aggregate Compensation From the Funds[1]	Pension or Retirement Benefits Accrued as Part of the Funds’ Expenses[1]	Accrued Annual Retirement Benefit at January 1, 2022	Total Compensation From All Vanguard Funds Paid to Trustees[2]
Mortimer J. Buckley	—	—	—	—
Tara Bunch[3]	—	—	—	$94,286
Emerson U. Fullwood	$4,842	—	—	330,000
Amy Gutmann	4,842	—	—	330,000
F. Joseph Loughrey	5,135	—	—	350,000
Mark Loughridge	5,866	—	—	400,000
Scott C. Malpass	4,842	—	—	330,000
Deanna Mulligan	4,842	—	—	330,000
André F. Perold	4,842	—	—	330,000
Sarah Bloom Raskin	5,135	—	—	350,000
David A. Thomas[4]	692	—	—	188,571
Peter F. Volanakis	5,135	—	—	350,000
1
The amounts shown in this column are based on the Fund's fiscal year ended September 30, 2021.
2
The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 217 Vanguard funds for the 2021 calendar year.
3
Ms. Bunch became a member of the Funds’ board effective November 18, 2021.
4
Mr. Thomas became a member of the Funds’ board effective July 22, 2021.

Ownership of Fund Shares
All current trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee’s ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2021.
VANGUARD CHESTER FUNDS
Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard Institutional Target Retirement 2015 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Institutional Target Retirement 2020 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Institutional Target Retirement 2025 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard Institutional Target Retirement 2030 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	$50,001 – $100,000	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Institutional Target Retirement 2035 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Institutional Target Retirement 2040 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Institutional Target Retirement 2045 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard Institutional Target Retirement 2050 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Institutional Target Retirement 2055 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Institutional Target Retirement 2060 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Institutional Target Retirement 2065 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard Institutional Target Retirement Income Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard PRIMECAP Fund	Mortimer J. Buckley	Over $100,000	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	Over $100,000	Over $100,000
	Amy Gutmann	Over $100,000	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	Over $100,000	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Target Retirement 2015 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Target Retirement 2020 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard Target Retirement 2025 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	$10,001 – $50,000	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Target Retirement 2030 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	Over $100,000	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Target Retirement 2035 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Target Retirement 2040 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard Target Retirement 2045 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Target Retirement 2050 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Target Retirement 2055 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Target Retirement 2060 Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Fund	Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Vanguard Fund Shares Owned by Trustee
Vanguard Target Retirement 2065 Fund	Mortimer J. Buckley	$1 – $10,000	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000

Vanguard Target Retirement Income Fund	Mortimer J. Buckley	—	Over $100,000
	Tara Bunch	—	Over $100,000
	Emerson U. Fullwood	—	Over $100,000
	Amy Gutmann	—	Over $100,000
	F. Joseph Loughrey	—	Over $100,000
	Mark Loughridge	—	Over $100,000
	Scott C. Malpass	—	Over $100,000
	Deanna Mulligan	—	Over $100,000
	André F. Perold	—	Over $100,000
	Sarah Bloom Raskin	—	Over $100,000
	David Thomas	—	Over $100,000
	Peter F. Volanakis	—	Over $100,000
As of December 31, 2021, the trustees and officers of the funds owned, in the aggregate, less than 1% of each class of each fund’s outstanding shares.
As of December 31, 2021, the following owned of record 5% or more of the outstanding shares of each class:
Vanguard Fund	Share Class	Owner and Address	Percentage of Ownership
Vanguard Institutional Target Retirement 2015 Fund	Institutional Shares	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	28.24%
		TIAA, FSB SAINT LOUIS, MO	13.84%
Vanguard Institutional Target Retirement 2020 Fund	Institutional Shares	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	33.57%
		TIAA, FSB SAINT LOUIS, MO	10.59%
Vanguard Institutional Target Retirement 2025 Fund	Institutional Shares	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.78%
		TIAA, FSB SAINT LOUIS, MO	9.47%
Vanguard Institutional Target Retirement 2030 Fund	Institutional Shares	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	32.31%
		PRINCOR FINANCIAL SERVICES CORPORATION FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS DES MOINES, IA	5.41%
		TIAA, FSB SAINT LOUIS, MO	9.31%

Vanguard Fund	Share Class	Owner and Address	Percentage of Ownership
Vanguard Institutional Target Retirement 2035 Fund	Institutional Shares	ASCENSUS TRUST COMPANY FARGO, ND	5.23%
		FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.24%
		TIAA, FSB SAINT LOUIS, MO	10.39%
Vanguard Institutional Target Retirement 2040 Fund	Institutional Shares	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.89%
		PRINCOR FINANCIAL SERVICES CORPORATION FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS DES MOINES, IA	5.26%
		TIAA, FSB SAINT LOUIS, MO	11.40%
Vanguard Institutional Target Retirement 2045 Fund	Institutional Shares	ASCENSUS TRUST COMPANY FARGO, ND	5.26%
		FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.25%
		TIAA, FSB SAINT LOUIS, MO	10.64%
Vanguard Institutional Target Retirement 2050 Fund	Institutional Shares	ASCENSUS TRUST COMPANY FARGO, ND	5.30%
		FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.48%
		PRINCOR FINANCIAL SERVICES CORPORATION FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS DES MOINES, IA	5.31%
		TIAA, FSB SAINT LOUIS, MO	9.32%
Vanguard Institutional Target Retirement 2055 Fund	Institutional Shares	ASCENSUS TRUST COMPANY FARGO, ND	6.21%
		FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.95%
		TIAA, FSB SAINT LOUIS, MO	8.01%
Vanguard Institutional Target Retirement 2060 Fund	Institutional Shares	ASCENSUS TRUST COMPANY FARGO, ND	6.35%
		FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	29.99%
		PRINCOR FINANCIAL SERVICES CORPORATION FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS DES MOINES, IA	5.24%
		TIAA, FSB SAINT LOUIS, MO	5.93%
Vanguard Institutional Target Retirement 2065 Fund	Institutional Shares	ASCENSUS TRUST COMPANY FARGO, ND	11.79%
		FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	24.06%
		PRINCOR FINANCIAL SERVICES CORPORATION FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS DES MOINES, IA	6.05%
		TIAA, FSB SAINT LOUIS, MO	5.15%

Vanguard Fund	Share Class	Owner and Address	Percentage of Ownership
Vanguard Institutional Target Retirement Income Fund	Institutional Shares	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	26.23%
		TIAA, FSB SAINT LOUIS, MO	12.67%
Vanguard PRIMECAP Fund	Investor Shares	VANGUARD STAR FUND VALLEY FORGE, PA	29.87%
		NATIONAL FINANCIAL SERVICES CORPORATION JERSEY CITY, NJ	7.79%
	Admiral Shares	FEDEX CORPORATION RETIREMENT SAVINGS PLAN MEMPHIS, TN	6.28%
		FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	7.62%
Vanguard Target Retirement 2030 Fund	Investor Shares	CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	5.51%
Vanguard Target Retirement 2040 Fund	Investor Shares	CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	5.47%
Vanguard Target Retirement 2050 Fund	Investor Shares	CHARLES SCHWAB & CO INC SAN FRANCISCO, CA	5.42%
A shareholder who owns more than 25% of a Fund’s voting shares may be considered a controlling person. As of December 31, 2021, the following held of record 25% or more of the voting shares:
Vanguard Fund	Owner	Percentage of Ownership
Vanguard Institutional Target Retirement 2015 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	28.24%
Vanguard Institutional Target Retirement 2020 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	33.57%
Vanguard Institutional Target Retirement 2025 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.78%
Vanguard Institutional Target Retirement 2030 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	32.31%
Vanguard Institutional Target Retirement 2035 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.24%
Vanguard Institutional Target Retirement 2040 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.89%
Vanguard Institutional Target Retirement 2045 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.25%
Vanguard Institutional Target Retirement 2050 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.48%
Vanguard Institutional Target Retirement 2055 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	31.95%
Vanguard Institutional Target Retirement 2060 Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	29.99%
Vanguard Institutional Target Retirement Income Fund	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC COVINGTON, KY	26.23%
Portfolio Holdings Disclosure Policies and Procedures
Introduction
Vanguard and the boards of trustees of the Vanguard funds (the Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures. Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund’s investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.
The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethics, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the chief compliance officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies.
Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice at their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.
Online Disclosure of Ten Largest Stock Holdings
Each actively managed Vanguard fund generally will seek to disclose the fund’s ten largest stock portfolio holdings and the percentage of the fund’s total assets that each of these holdings represents as of the end of the most recent calendar quarter (quarter-end ten largest stock holdings with weightings) online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the calendar quarter. Each Vanguard index fund generally will seek to disclose the fund’s ten largest stock portfolio holdings and the percentage of the fund’s total assets that each of these holdings represents as of the end of the most recent month (month-end ten largest stock holdings with weightings) online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the month. In addition, Vanguard funds generally will seek to disclose the fund’s ten largest stock portfolio holdings and the aggregate percentage of the fund’s total assets (and, for balanced funds, the aggregate percentage of the fund’s equity securities) that these holdings represent as of the end of the most recent month (month-end ten largest stock holdings) online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 10 business days after the end of the month. Together, the quarter-end and month-end ten largest stock holdings are referred to as the ten largest stock holdings. Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons.
Online Disclosure of Complete Portfolio Holdings
Each actively managed Vanguard fund, unless otherwise stated, generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at vanguard.com 30 calendar days after the end of the calendar quarter. Each Vanguard fund relying on Rule 6c-11 under the 1940 Act generally will seek to disclose complete portfolio holdings, including other investment positions, at the beginning of each business day. These portfolio holdings, including other investment positions, will be disclosed online at vanguard.com. In accordance with Rule 2a-7 under the 1940 Act, each of the Vanguard money market funds will disclose the fund’s complete portfolio holdings as of the last business day of the prior month online at vanguard.com no later than the fifth business day of the current month. The complete portfolio holdings information for money market funds will remain available online for at least six months after the initial posting. Vanguard Market Neutral Fund and Vanguard Alternative Strategies Fund generally will seek to disclose the Fund’s complete portfolio holdings as of the end of the most recent calendar quarter online at vanguard.com 60 calendar days after the end of the calendar quarter. Each Vanguard index fund, other than those Vanguard index funds relying on Rule 6c-11 under the 1940 Act, generally will seek to disclose the fund’s complete portfolio holdings as of the end of the most recent month online at vanguard.com, in the “Portfolio” section of the fund’s Portfolio & Management page, 15 calendar days after the end of the month. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard will review complete portfolio holdings before disclosure is made and, except with respect to the complete portfolio holdings of the Vanguard money market funds, may withhold any portion of the fund’s complete portfolio holdings from disclosure when deemed to be in the best interests of the fund after consultation with a Vanguard fund’s investment advisor.
Disclosure of Complete Portfolio Holdings to Service Providers Subject to Confidentiality and Trading Restrictions
Vanguard, for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations; financial printers; proxy voting service providers; pricing information vendors; issuers of guaranteed investment contracts for stable value portfolios; third parties that deliver analytical, statistical, or consulting services; and other third parties that provide services (collectively, Service Providers) to Vanguard, Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.
The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department or Legal and Compliance Division. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives.
Currently, Vanguard discloses complete portfolio holdings to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Abel/Noser Corporation; Advisor Software, Inc.; Alcom Printing Group, Inc.; Apple Press, L.C.; Bloomberg L.P.; Brilliant Graphics, Inc.; Broadridge Financial Solutions, Inc.; Brown Brothers Harriman & Co.; Charles River Systems, Inc.; FactSet Research Systems Inc.; Innovation Printing & Communications; Institutional Shareholder Services, Inc.; Intelligencer Printing Company; Investment Technology Group, Inc.; Lipper, Inc.; Markit WSO Corporation; McMunn Associates, Inc.; Reuters America Inc.; R.R. Donnelley, Inc.; State Street Bank and Trust Company; and Trade Informatics LLC.
Disclosure of Complete Portfolio Holdings to Vanguard Affiliates and Certain Fiduciaries Subject to Confidentiality and Trading Restrictions
Vanguard may disclose complete portfolio holdings between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons’ continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or the Policies and Procedures Designed to Prevent the Misuse of Inside Information; (2) an investment advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by Vanguard, a Vanguard subsidiary, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund’s current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.
The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by Vanguard, VMC, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard.
Currently, Vanguard discloses complete portfolio holdings to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, custodian, and independent registered public accounting firm identified in each fund’s Statement of Additional Information.
Disclosure of Portfolio Holdings to Trading Counterparties in the Normal Course of Managing a Fund’s Assets
An investment advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up the fund to any trading counterparty, including one or more broker-dealers or banks, during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such trading counterparties subject to the counterparty’s legal obligation not to use or disclose material nonpublic information concerning the fund’s portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of Vanguard is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds. Disclosure of portfolio holdings or other investment positions by Vanguard to broker-dealers must be authorized by a Vanguard fund officer or a Principal of Vanguard.
In addition to the disclosures described below to Authorized Participants, a Vanguard fund investment advisor or administrator may also disclose portfolio holdings information to other current or prospective fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units (as defined below) or other large transactions with a Vanguard fund. Such shareholders are typically Authorized Participants or other financial institutions that have been authorized by VMC to purchase and redeem large blocks of shares (Creation Units), but may also include market makers and other institutional market participants and entities to whom a Vanguard fund advisor or administrator may provide information in connection with transactions in a Vanguard fund.
Disclosure of Nonmaterial Information
The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice, or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the end of the most recent calendar quarter (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, VMC, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.
An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund’s portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund’s portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. Approved Vanguard Representatives may, at their sole discretion, deny any request for information made by any person, and may do so for any reason or for no reason. Approved Vanguard Representatives include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard’s Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.
Disclosure of Portfolio Holdings Related Information to the Issuer of a Security for Legitimate Business Purposes
Vanguard, at its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Vanguard’s Enterprise Financial Services unit, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard’s Portfolio Review Department or Legal and Compliance Division.
Disclosure of Portfolio Holdings as Required by Applicable Law
Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by Vanguard, VMC, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.
Prohibitions on Disclosure of Portfolio Holdings
No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at vanguard.com, in writing, by fax, by email, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard’s management, at its sole discretion, may determine not to disclose portfolio holdings or other investment positions that make up a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.
Prohibitions on Receipt of Compensation or Other Consideration
The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person or entity from paying or receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. “Consideration” includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.
Investment Advisory and Other Services
The Trust currently uses two investment advisors:
■ PRIMECAP Management Company (PRIMECAP) provides investment advisory services to Vanguard PRIMECAP Fund.

■ Vanguard provides investment advisory services to Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds.
For funds that are advised by independent third-party advisory firms unaffiliated with Vanguard, the board of trustees of each fund hires investment advisory firms, not individual portfolio managers, to provide investment advisory services to such funds. Vanguard negotiates each advisory agreement, which contains advisory fee arrangements, on an arm’s length basis with the advisory firm. Each advisory agreement is reviewed annually by each fund’s board of trustees, taking into account numerous factors, which include, without limitation, the nature, extent, and quality of the services provided; investment performance; and the fair market value of the services provided. Each advisory agreement is between the Trust and the advisory firm, not between the Trust and the portfolio manager. The structure of the advisory fee paid to each unaffiliated investment advisory firm is described in the following sections. In addition, each firm has established policies and procedures designed to address the potential for conflicts of interest. Each firm’s compensation structure and management of potential conflicts of interest are summarized by the advisory firm in the following sections for the fiscal year ended September 30, 2021.
A fund is a party to an investment advisory agreement with each of its independent third-party advisors whereby the advisor manages the investment and reinvestment of the portion of the fund’s assets that the fund’s board of trustees determines to assign to the advisor. In this capacity, each advisor continuously reviews, supervises, and administers the investment program for its portion of the fund’s assets. Each advisor discharges its responsibilities subject to the supervision and oversight of Vanguard’s Portfolio Review Department and the officers and trustees of the fund. Vanguard’s Portfolio Review Department is responsible for recommending changes in a fund’s advisory arrangements to the fund’s board of trustees, including changes in the amount of assets allocated to each advisor and recommendations to hire, terminate, or replace an advisor.
I. Vanguard PRIMECAP Fund
PRIMECAP Management Company (PRIMECAP), 177 East Colorado Blvd., 11th Floor, Pasadena, CA 91105, is an investment advisory firm founded in 1983. PRIMECAP also provides investment advisory services to endowment funds, employee benefit plans, mutual funds, foundations, and other institutional clients unrelated to Vanguard.
The Fund pays PRIMECAP a fee, which is paid quarterly and is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The fee has breakpoints, which means that the percentage declines as assets go up.
During the fiscal years ended September 30, 2019, 2020, and 2021, the Fund incurred investment advisory fees of approximately $116,302,000, $115,611,000, and $130,617,000, respectively.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Fund as of the fiscal year ended September 30, 2021 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Theo A. Kolokotrones	Registered investment companies[1]	7	$139B	0	$0
	Other pooled investment vehicles	2	$2.3B	0	$0
	Other accounts	32	$11.4B	0	$0
Joel P. Fried	Registered investment companies[1]	7	$139B	0	$0
	Other pooled investment vehicles	2	$2.3B	0	$0
	Other accounts	32	$11.4B	0	$0
Alfred W. Mordecai	Registered investment companies[1]	7	$139B	0	$0
	Other pooled investment vehicles	2	$2.3B	0	$0
	Other accounts	32	$11.4B	0	$0
M. Moshin Ansari	Registered investment companies[1]	7	$139B	0	$0
	Other pooled investment vehicles	2	$2.3B	0	$0
	Other accounts	32	$11.4B	0	$ 0

Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
James Marchetti	Registered investment companies[1]	7	$139B	0	$0
	Other pooled investment vehicles	2	$2.3B	0	$0
	Other accounts	32	$11.4B	0	$0
1
Includes Vanguard PRIMECAP Fund which held assets of $74 billion as of September 30, 2021.
2. Material Conflicts of Interest
PRIMECAP Management employs a multi-manager approach to managing its clients’ portfolios. In addition to mutual funds, a manager may also manage separate accounts for institutional clients. Conflicts of interest may arise with aggregation or allocation of securities trades amongst the Fund and other accounts. The investment objective of the Fund and strategies used to manage the Fund may differ from other accounts, and the performance may be impacted as well. Portfolio managers who have day-to-day management responsibilities with respect to more than one fund or other account may be presented with several potential or actual conflicts of interest. For example, the management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other accounts. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other accounts, a fund may not be able to take full advantage of the opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts managed by the portfolio managers. PRIMECAP has adopted best execution and trade allocation policies and procedures to address the potential conflicts of interest that may arise between mutual funds and separate accounts, whereby a client or clients may be disadvantaged by trades executed in other clients’ portfolios in the same security. These policies and procedures are monitored and are reviewed by PRIMECAP. Investment personnel of the firm or its affiliates may be permitted to be commercially or professionally involved with an issuer of securities. Any potential conflicts of interest from such involvement would be monitored for compliance with the firm’s Code of Ethics.
3. Description of Compensation
Compensation is paid solely by PRIMECAP Management Company. Each portfolio manager receives a fixed salary that is in part based on industry experience as well as contribution to the firm. On an annual basis, each portfolio manager’s compensation may be adjusted according to market conditions and/or to reflect his past performance.
In addition, each portfolio manager may receive a bonus partially based on the pre-tax return and value of assets managed by that portfolio manager. Performance is measured on a relative basis, using the S&P 500 Index as the benchmark, and the bonuses are earned only when performance exceeds that of the S&P 500 Index. The value of assets managed by PRIMECAP Management Company is not a factor in determination of a portfolio manager’s bonus. Bonuses earned are accrued and paid ratably according to the following schedule over rolling three-year periods: 50% in year one, 33% in year two, and 17% in year three. Although the bonus is determined by pre-tax returns, each portfolio manager considers tax consequences in taxable accounts as part of his decision-making process.
The portfolio managers do not receive deferred compensation but participate in a profit-sharing plan available to all employees of PRIMECAP; amounts are determined as a percentage of the employee’s eligible compensation for a calendar year based on IRS limitations.
Each portfolio manager is a principal of PRIMECAP and receives quarterly dividends based on his equity in the company.
4. Ownership of Securities
As of September 30, 2021, each of the Fund's portfolio managers owned shares of Vanguard PRIMECAP Fund in an amount exceeding $1,000,000.
II. Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds
Vanguard, through its Equity Index Group, provides investment advisory services to Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds. Each Fund is a fund of funds and invests in other Vanguard mutual funds (underlying funds). Vanguard also serves as investment advisor for each of the underlying funds. The Funds benefit from the investment advisory services provided to the underlying funds and, as shareholders of those funds, indirectly bear a proportionate share of those funds’ advisory expenses. For more information about the investment advisory services provided to the underlying funds, please refer to each underlying fund’s Statement of Additional Information.
1. Other Accounts Managed
The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended September 30, 2021 (unless otherwise noted):
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
William Coleman	Registered investment companies[1]	54	$1.3T	0	$0
	Other pooled investment vehicles	12	$57B	0	$0
	Other accounts	0	$0	0	$0
Walter Nejman	Registered investment companies[1]	56	$2.7T	0	$0
	Other pooled investment vehicles	17	$76B	0	$0
	Other accounts	0	$0	0	$0
1
Includes Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds which collectively held assets of $643 billion as of September 30, 2021.
2. Material Conflicts of Interest
At Vanguard, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these accounts may include separate accounts, collective trusts, or offshore funds. Managing multiple funds or accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Vanguard manages potential conflicts between funds or accounts through allocation policies and procedures, internal review processes, and oversight by trustees and independent third parties. Vanguard has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations in which two or more funds or accounts participate in investment decisions involving the same securities.
3. Description of Compensation
All Vanguard portfolio managers are Vanguard employees. This section describes the compensation of the Vanguard employees who manage Vanguard mutual funds. As of September 30, 2021, a Vanguard portfolio manager’s compensation generally consists of base salary, bonus, and payments under Vanguard’s long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980s to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement plans.
In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts. A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Vanguard’s Human Resources Department. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.
A portfolio manager’s bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given the fund’s investment objective, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the amount of assets held in any individual fund’s portfolio. For each Fund, the performance factor depends on how closely the portfolio manager tracks the Fund's benchmark index over a one-year period. Additional factors include the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives previously described. The bonus is paid on an annual basis.
Under the long-term incentive compensation program, all full-time employees receive a payment from Vanguard’s long-term incentive compensation plan based on their years of service, job level, and, if applicable, management responsibilities. Each year, Vanguard’s independent directors determine the amount of the long-term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors and Vanguard’s operating efficiencies in providing services to the Vanguard funds.
4. Ownership of Securities
As of September 30, 2021, Mr. Nejman owned shares of Vanguard Target Retirement 2055 Fund within the $100,001 to $500,000 range. As of the same date, Mr. Coleman did not own any shares of the Funds he managed.
Duration and Termination of Investment Advisory Agreements
The current investment advisory agreement with PRIMECAP Management Company is renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund’s board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or (2) each renewal is specifically approved by a vote of a majority of the Fund’s outstanding voting securities. The agreement is automatically terminated if assigned and may be terminated without penalty at any time either (1) by vote of the board of trustees of the Fund upon thirty (30) days’ written notice to the advisor, (2) by a vote of a majority of the Fund’s outstanding voting securities upon 30 days’ written notice to the advisor, or (3) by the advisor upon ninety (90) days’ written notice to the Fund.
Vanguard provides investment advisory services to Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds pursuant to the terms of the Fifth Amended and Restated Funds’ Service Agreement. This Agreement will continue in full force and effect until terminated or amended by mutual agreement of the Vanguard funds and Vanguard.
Securities Lending
The following table describes the securities lending activities of Vanguard PRIMECAP Fund during the fiscal year ended September 30, 2021. Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds did not lend their securities during the fiscal year ended September 30, 2021.
Vanguard Fund	Securities Lending Activities
Vanguard Primecap Fund
Gross income from securities lending activities	$1,674,719
Fees paid to securities lending agent from a revenue split	$0
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$19,134
Administrative fees not included in revenue split	$56,694
Indemnification fee not included in revenue split	$0
Rebate (paid to borrower)	$1,617
Other fees not included in revenue split (specify)	$0
Aggregate fees/compensation for securities lending activities	$77,445
Net income from securities lending activities	$1,597,274
The services provided by Brown Brothers Harriman & Co. and Vanguard, each acting separately as securities lending agents for certain Vanguard funds, include coordinating the selection of securities to be loaned to approved borrowers; negotiating the terms of the loan; monitoring the value of the securities loaned and corresponding collateral, marking to market daily; coordinating the investment of cash collateral in the funds’ approved cash collateral reinvestment vehicle; monitoring dividends and coordinating material proxy votes relating to loaned securities; and transferring, recalling, and arranging the return of loaned securities to the funds upon termination of the loan.

Portfolio Transactions
The advisor decides which securities to buy and sell on behalf of a Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide “best execution.” Best execution does not necessarily mean paying the lowest spread or commission rate available. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer’s services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer’s execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions. Subject to applicable legal requirements, the advisor may select a broker based partly on brokerage or research services provided to the advisor and its clients, including the Funds. The advisor may cause a Fund to pay a higher commission than other brokers would charge if the advisor determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The advisor also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker. To the extent research services or products may be a factor in selecting brokers, services and products may include written research reports analyzing performance or securities, discussions with research analysts, meetings with corporate executives to obtain oral reports on company performance, market data, and other products and services that will assist the advisor in its investment decision-making process. The research services provided by brokers through which a Fund effects securities transactions may be used by the advisor in servicing all of its accounts, and some of the services may not be used by the advisor in connection with the Fund.

Each Vanguard Target Retirement Fund and Vanguard Institutional Target Retirement Fund will purchase and sell conventional shares (i.e., not exchange-traded) of the underlying Vanguard funds by dealing directly with the issuer of the underlying funds. The Funds will incur no brokerage commissions for these transactions. To the extent a Fund purchases and sells ETF Shares of an underlying fund, the Fund will pay brokerage commissions.
During the fiscal years ended September 30, 2019, 2020, and 2021, the Funds paid the following approximate amounts in brokerage commissions. Brokerage commissions paid by a fund may be substantially different from year to year for multiple reasons, such as cash flows or changes to underlying fund allocations.
Vanguard Fund	2019	2020	2021
Vanguard Institutional Target Retirement 2015 Fund[1]	$—	$11,000	$21,000
Vanguard Institutional Target Retirement 2020 Fund[1]	Less than 1,000	34,000	59,000
Vanguard Institutional Target Retirement 2025 Fund[1]	Less than 1,000	47,000	101,000
Vanguard Institutional Target Retirement 2030 Fund[1]	Less than 1,000	42,000	97,000
Vanguard Institutional Target Retirement 2035 Fund[1]	Less than 1,000	42,000	87,000
Vanguard Institutional Target Retirement 2040 Fund[1]	Less than 1,000	22,000	72,000
Vanguard Institutional Target Retirement 2045 Fund[1]	—	19,000	55,000
Vanguard Institutional Target Retirement 2050 Fund[1]	Less than 1,000	16,000	47,000
Vanguard Institutional Target Retirement 2055 Fund[1]	—	9,000	29,000
Vanguard Institutional Target Retirement 2060 Fund[1]	Less than 1,000	4,000	12,000
Vanguard Institutional Target Retirement 2065 Fund[1]	Less than 1,000	1,000	1,000
Vanguard Institutional Target Retirement Income Fund[1]	—	8,000	17,000

Vanguard Fund	2019	2020	2021
Vanguard PRIMECAP Fund	4,274,000	5,689,000	6,253,000
Vanguard Target Retirement 2015 Fund[1]	—	18,000	22,000
Vanguard Target Retirement 2020 Fund[1]	Less than 1,000	40,000	49,000
Vanguard Target Retirement 2025 Fund[1]	1,000	59,000	77,000
Vanguard Target Retirement 2030 Fund[1]	1,000	47,000	66,000
Vanguard Target Retirement 2035 Fund[1]	1,000	39,000	61,000
Vanguard Target Retirement 2040 Fund[1]	1,000	18,000	44,000
Vanguard Target Retirement 2045 Fund[1]	1,000	19,000	39,000
Vanguard Target Retirement 2050 Fund[1]	Less than 1,000	16,000	28,000
Vanguard Target Retirement 2055 Fund[1]	—	9,000	17,000
Vanguard Target Retirement 2060 Fund[1]	Less than 1,000	5,000	10,000
Vanguard Target Retirement 2065 Fund[1]	—	1,000	2,000
Vanguard Target Retirement Income Fund[1]	—	17,000	25,000
1 The increase in brokerage commissions in 2020 and 2021 was due to an increase in futures trading.
Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisors. If such securities are compatible with the investment policies of a Fund and one or more of an advisor’s other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities may be aggregated by the advisor, and the purchased securities or sale proceeds may be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.
The ability of Vanguard and external advisors to purchase or dispose of certain fund investments, or to exercise rights on behalf of a Fund, may be restricted or impaired because of limitations imposed by law, regulation, or by certain regulators or issuers. As a result, Vanguard and external advisors on behalf of a Fund may be required to limit purchases, sell existing investments, or otherwise limit the exercise of shareholder rights by the Fund, including voting rights. These ownership restrictions and limitations can impact a Fund's performance. For index funds, this impact generally takes the form of tracking error, which can arise when a fund is not able to acquire its desired amount of a security. For actively managed funds, this impact can result, for example, in missed investment opportunities otherwise desired by a fund's investment advisor. If a Fund is required to limit its investment in a particular issuer, then the Fund may seek to obtain regulatory or corporate consents or ownership waivers. Other options a Fund may pursue include seeking to obtain economic exposure to that issuer through alternative means, such as through a derivative, which may be more costly than owning securities of the issuer directly, or through investment in a wholly-owned subsidiary.
As of September 30, 2021, Vanguard PRIMECAP Fund held securities of its “regular brokers or dealers,” as that term is defined in Rule 10b-1 of the 1940 Act, as follows:
Vanguard Fund	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Vanguard PRIMECAP Fund	J.P. Morgan Securities LLC	$1,196,455,000
	Morgan Stanley & Co. LLC	60,819,000
Proxy Voting
I. Proxy Voting Policies
Each Vanguard fund advised by Vanguard retains the authority to vote proxies received with respect to the shares of equity securities held in a portfolio advised by Vanguard. The Board of Trustees of the Vanguard-advised funds (the Board) has adopted proxy voting procedures and guidelines to govern proxy voting for each portfolio retaining proxy voting authority, which are summarized in Appendix A. The Board of each Vanguard fund advised by a manager not affiliated with Vanguard has delegated the authority to vote proxies related to the portfolio securities held by each fund to its respective advisor(s). Each advisor will vote such proxies in accordance with its own proxy voting policies and procedures, which are summarized in Appendix B.
Vanguard has entered into agreements with various state, federal, and non-U.S. regulators and with certain issuers that limit the amount of shares that the funds may vote at their discretion for particular securities. For these securities, the funds are able to vote a limited portion of the shares at their discretion. Any additional shares generally are voted in the same proportion as votes cast by the issuer’s entire shareholder base (i.e., mirror voted), or the fund is not permitted to vote such shares. Further, the Board has adopted policies that will result in certain funds mirror voting a higher proportion of the shares they own in a regulated issuer in order to permit certain other funds (generally advised by managers not affiliated with Vanguard) to mirror vote none, or a lower proportion, of their shares in such regulated issuer.
II. Securities Lending
There may be occasions when Vanguard needs to restrict lending of and/or recall securities that are out on loan in order to vote the full position at a shareholder meeting. For the funds managed by Vanguard, Vanguard has processes to monitor securities on loan and to evaluate any circumstances that may require it to restrict and/or attempt to recall the security based on the criteria set forth in Appendix A. Additionally, Vanguard has processes in place for advisors unaffiliated with Vanguard who have been delegated authority to vote proxies on behalf of certain Vanguard funds to inform Vanguard of an upcoming vote the advisor deems to be material in accordance with such advisor’s proxy voting policies and procedures in order for Vanguard to instruct the recall of the security.
To obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30, log on to vanguard.com or visit the SEC’s website at www.sec.gov.
Financial Statements
Each Fund’s Financial Statements for the fiscal year ended September 30, 2021, appearing in the Funds' 2021 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference into this Statement of Additional Information. For a more complete discussion of each Fund’s performance, please see the Funds' Annual and Semiannual Reports to Shareholders, which may be obtained without charge.
Appendix A
Summary of the Vanguard-Advised Funds Proxy Voting Policy
Each Vanguard fund advised by Vanguard retains authority to vote proxies received with respect to the shares of equity securities held in a portfolio advised by Vanguard. The Board of Trustees (the Board) for the Vanguard-advised funds has adopted proxy voting procedures and guidelines to govern proxy voting for each portfolio retaining proxy voting authority.
The Investment Stewardship Oversight Committee (the Committee), comprised primarily of fund officers and subject to the procedures described below, oversees the Vanguard-advised funds' proxy voting. The Committee reports directly to the Board. Vanguard is subject to these procedures and the proxy voting policies to the extent that they call for Vanguard to administer the voting process and implement the resulting voting decisions, and for these purposes the voting policies have also been approved by the Board of Directors of Vanguard.
The voting principles and policies adopted by the Board provide a framework for assessing each proposal and seek to ensure that each vote is cast in the best interests of each fund. Under the voting policies, each proposal is evaluated on its merits, based on the particular facts and circumstances as presented. For more information on the funds' proxy voting policies, please visit about.vanguard.com/investment-stewardship.
I. Investment Stewardship Team
The Investment Stewardship Team administers the day-to-day operation of the funds' proxy voting process, overseen by the Committee. The Investment Stewardship Team performs the following functions: (1) managing and conducting due diligence of proxy voting vendors; (2) reconciling share positions; (3) analyzing proxy proposals using factors described in the voting policies; (4) determining and addressing potential or actual conflicts of interest that may be presented by a particular proxy; and (5) voting proxies. The Investment Stewardship Team also prepares periodic and special reports to the Board, and proposes amendments to the procedures and voting policies.

II. Investment Stewardship Oversight Committee
The Board, including a majority of the independent trustees, appoints the members of the Committee (which is comprised primarily of fund officers). The Committee works with the Investment Stewardship Team to provide reports and other guidance to the Board regarding proxy voting by the funds. The Committee has an obligation to exercise its decision-making authority in accordance with the Board’s instructions as set forth in the funds’ proxy voting procedures and voting policies and subject to the fiduciary standards of good faith, fairness, and Vanguard's Code of Ethics. The Committee may advise the Investment Stewardship Team on how to best apply the Board’s instructions as set forth in the voting policies or refer the matter to the Board, which has ultimate decision-making authority for the funds. The Board reviews the procedures and voting policies annually and modifies them from time to time upon the recommendation of the Committee and in consultation with the Investment Stewardship Team.
III. Proxy Voting Principles
Vanguard's investment stewardship activities are grounded in four principles of good governance:
1) Board composition: We believe good governance begins with a great board of directors. Our primary interest is to ensure that the individuals who represent the interests of all shareholders are independent, committed, capable, and appropriately experienced.
2) Oversight of strategy and risk: We believe that boards are responsible for effective oversight of a company's long-term strategy and any relevant and material risks.
3) Executive compensation: We believe that performance-linked compensation (or remuneration) policies and practices are fundamental drivers of sustainable, long-term value.
4) Governance structures: We believe that companies should have in place governance structures to ensure that boards and management serve in the best interests of the shareholders they represent.
IV. Evaluation of Proxies
For ease of reference, the procedures and guidelines often refer to all funds. However, the processes and practices seek to ensure that proxy voting decisions are suitable for individual funds. For most proxy proposals, particularly those involving corporate governance, the evaluation could result in the funds having a common interest in the matter and, accordingly, each fund casting votes in the same manner. In other cases, however, a fund may vote differently from other funds if doing so is in the best interest of the individual fund.
The voting policies do not permit the Board to delegate voting discretion to a third party that does not serve as a fiduciary for the funds. Because many factors bear on each decision, the voting policies incorporate factors that should be considered in each voting decision. A fund may refrain from voting some or all of its shares or vote in a particular way if doing so would be in the fund's and its shareholders' best interests. These circumstances may arise, for example, if the expected cost of voting exceeds the expected benefits of voting, if exercising the vote would result in the imposition of trading or other restrictions, or if a fund (or all Vanguard funds in the aggregate) were to own more than the permissible maximum percentage of a company's stock (as determined by the company's governing documents or by applicable law, regulation, or regulatory agreement).
In evaluating proxy proposals, we consider information from many sources, which could include, but is not limited to, an investment advisor unaffiliated with Vanguard that has investment and proxy voting authority with respect to Vanguard funds that hold shares in the applicable company, the management or shareholders of a company presenting a proposal, and independent proxy research services. Additionally, data and recommendations from proxy advisors serve as one of many inputs into our research process. The funds may utilize automated voting for matters that are clearly addressed by the fund's procedures and voting policies.
While serving as a framework, the voting policies cannot contemplate all possible proposals with which a fund may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), the Investment Stewardship Team, under the supervision of the Committee, will evaluate the matter and cast the fund's vote in a manner that is in the fund's best interest, subject to the individual circumstances of the fund.

V. Conflicts of Interest
Vanguard takes seriously its commitment to avoid potential conflicts of interest. Vanguard funds invest in thousands of publicly listed companies worldwide. Those companies may include clients, potential clients, vendors, or competitors. Some companies may employ Vanguard trustees, former Vanguard executives, or family members of Vanguard personnel who have direct involvement in Vanguard's Investment Stewardship program.
Vanguard's approach to mitigating conflicts of interest begins with the funds' proxy voting procedures. The procedures require that voting personnel act as fiduciaries, and must conduct their activities at all times in accordance with the following standards: (i) fund shareholders' interests come first; (ii) conflicts of interest must be avoided; (iii) and compromising situations must be avoided.
We maintain an important separation between Vanguard's Investment Stewardship Team and other groups within Vanguard that are responsible for sales, marketing, client service, and vendor/partner relationships. Proxy voting personnel are required to disclose potential conflicts of interest, and must recuse themselves from all voting decisions and engagement activities in such instances. In certain circumstances, Vanguard may refrain from voting shares of a company, or may engage an independent third-party fiduciary to vote proxies.
Each externally managed fund has adopted the proxy voting guidelines of its advisor(s) and votes in accordance with the external advisors' guidelines and procedures. Each advisor has its own procedures for managing conflicts of interest in the best interests of fund shareholders.
VI. Environmental and Social Proposals
Proposals in this category, initiated primarily by shareholders, typically request that a company enhance its disclosure or amend certain business practices. These resolutions are evaluated in the context of the general corporate governance principle that a company's board has ultimate responsibility for providing effective ongoing oversight of relevant sector- and company-specific risks, including those related to environmental and social matters. Each proposal is evaluated on its merits and supported when there is a logically demonstrable linkage between the specific proposal and long-term shareholder value of the company. Some of the factors considered when evaluating these proposals include the materiality of the issue, the quality of the current disclosures/business practices, and any progress by the company toward the adoption of best practices and/or industry norms.
VII. Voting in Markets Outside the United States
Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which the funds may invest. Each fund’s votes will be used, where applicable, to support improvements in governance and disclosure by each fund’s portfolio companies. Matters presented by non-U.S. portfolio companies will be evaluated in the foregoing context, as well as in accordance with local market standards and best practices. Votes are cast for each fund in a manner philosophically consistent with the voting policies, taking into account differing practices by market.
In many other markets, voting proxies will result in a fund being prohibited from selling the shares for a period of time due to requirements known as “share-blocking” or reregistration. Generally, the value of voting is unlikely to outweigh the loss of liquidity imposed by these requirements on the funds. In such instances, the funds will generally abstain from voting.
The costs of voting (e.g., custodian fees, vote agency fees) in other markets may be substantially higher than for U.S. holdings. As such, the fund may limit its voting on foreign holdings in instances in which the issues presented are unlikely to have a material impact on shareholder value.
VIII. Voting Shares of a Company Subject to an Ownership Limitation
Certain companies have provisions in their governing documents or other agreements that restrict stock ownership in excess of a specified limit. Typically, these ownership restrictions are included in the governing documents of real estate investment trusts, but may be included in other companies' governing documents. A company's governing documents normally allow the company to grant a waiver of these ownership limits, which would allow a fund to exceed the stated ownership limit. Sometimes a company will grant a waiver without restriction. From time to time, a company may grant a waiver only if a fund (or funds) agrees to not vote the company's shares in excess of the normal specified limit. In such a circumstance, a fund may refrain from voting shares if owning the shares beyond the company's specified limit is in the best interests of the fund and its shareholders.
In addition, applicable law may require prior regulatory approval to permit ownership of certain regulated issuers’ voting securities above certain limits or may impose other restrictions on owners of more than a certain percentage of a regulated issuer's voting shares. The Board has authorized the funds to vote shares above these limits in the same proportion as votes cast by the issuer's entire shareholder base (i.e., mirror vote), or to refrain from voting excess shares. Further, the Board has adopted policies that will result in certain funds mirror voting a higher proportion of the shares they own in a regulated issuer in order to permit certain other funds (generally advised by managers not affiliated with Vanguard) to mirror vote none, or a lower proportion, of their shares in such regulated issuer.
IX. Voting on a Fund's Holdings of Other Vanguard Funds
Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.
X. Securities Lending
There may be occasions when Vanguard needs to restrict lending of and/or recall securities that are out on loan in order to vote in a shareholder meeting. Vanguard has processes to monitor securities on loan and to evaluate any circumstances that may require us to restrict and/or recall the stock. In making this decision, we consider:
■ The subject of the vote and whether, based on our knowledge and experience, we believe the topic is potentially material to the corporate governance and/or long-term performance of the company;
■ The Vanguard funds' individual and/or aggregate equity investment in a company, and whether we estimate that voting Vanguard funds' shares would affect the shareholder meeting outcome; and
■ The long-term impact to our fund shareholders, evaluating whether we believe the benefits of voting a company's shares would outweigh the benefits of stock lending revenues in a particular instance.
Appendix B
PRIMECAP Management Company Proxy Voting Guidelines
PRIMECAP Management Company (“PRIMECAP”) acts as discretionary investment adviser for various clients, including investment companies registered under the Investment Company Act of 1940 and clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”). PRIMECAP’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, PRIMECAP will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these guidelines.
Policy
PRIMECAP maintains a policy of voting proxies in a way which, in PRIMECAP’s opinion, best serves the interest of its clients in their capacity as shareholders of a company. PRIMECAP believes that this is consistent with SEC and U.S. Department of Labor guidelines, which state that an investment manager’s primary responsibility as a fiduciary is to vote in the best interest of its clients. As an investment manager, PRIMECAP is primarily concerned with maximizing the value of its clients’ investment portfolios.
PRIMECAP believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst’s knowledge of a company, its current management, management’s past record, and PRIMECAP’s general position on each issue.

PRIMECAP believes that management, subject to the oversight of the relevant Board of Directors, is often in the best position to make decisions that serve the interests of shareholders. However, PRIMECAP votes against management on proposals where it perceives a conflict may exist between management and client interests or where the facts and circumstances indicate the proposal is not in its clients’ best interests.
Conflicts of Interest
From time to time conflicts of interest may exist in the proxy voting decision process where (a) portfolio companies are also clients of, or vendors to, PRIMECAP, (b) shareholder proposals are submitted by clients, or (c) proxies for which clients have publicly supported or actively solicited PRIMECAP to support a particular position. When a proxy proposal raises a potential material conflict of interest, possible conflict resolutions may include, but are not limited to: (a) vote in accordance with the guidelines to the extent that PRIMECAP has little or no discretion to deviate from the guidelines; (b) vote according to the recommendations of an independent proxy service firm retained by PRIMECAP; (c) vote in proportion to other shareholders; (d) disclose the conflict of interest to the client and obtain the client’s consent before voting; or (e) vote in other ways that are consistent with PRIMECAP’s obligation to vote in the clients’ best interest. Conflict resolution is determined based on the facts and circumstances of the potential or actual conflict of interest.
Procedures
Proxy Review Process
PRIMECAP’s Director of Research is responsible for coordinating the voting of proxies in a timely manner, consistent with PRIMECAP’s determination of the client’s best interests. PRIMECAP utilizes the services of a third-party proxy voting firm to act as agent for the proxy process, to maintain records on proxy votes for its clients, and to provide independent research on corporate governance, proxy, and corporate responsibility issues.
The Director of Research reviews each proxy ballot for routine and non-routine items. Routine proxy items are typically voted with management unless the Director of Research or research analyst who follows the company determines additional review is necessary. Routine items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting and payment of dividends, approval of financial statements, and certain other administrative items. All other items are voted in accordance with the decision of the Director of Research, research analysts, or portfolio managers, depending on merits of each proposal, taking into account its effects on the specific company in question and on the company within its industry.
Limitations
PRIMECAP seeks to vote all of its clients’ proxies. In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where PRIMECAP has determined that it is in the client’s best interest, PRIMECAP will not vote proxies received. These circumstances may include, but are not limited to: when client’s maintain proxy voting authority, when an account has been terminated, when a client has a securities lending arrangement with its custodian and the securities are out on loan, or when a proxy vote results in an extended share lockup period precluding PRIMECAP from selling the shares.
Proxy Voting Guidelines
PRIMECAP has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the issue must be voted. The guidelines are reviewed and updated as necessary by the Director of Research.
• Corporate Governance: PRIMECAP supports strong corporate governance practices and generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, and generally supports proposals that encourage responsiveness to shareholders. PRIMECAP evaluates board size, structure, and compensation on a case-by-case basis though generally believes the Directors and management of companies are in the best position to determine an efficient, functional structure for the Board of Directors. Mergers and acquisitions, reincorporations, and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of each proposal.
• Compensation: PRIMECAP generally supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. When voting on proposals related to new plans or changes to existing plans, PRIMECAP considers, among other things: the size of the overall plan and/or the size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. PRIMECAP generally supports employee stock purchase plans and the establishment of 401(k) plans.
• Capital Structure: PRIMECAP generally supports increases to capital stock for legitimate financing needs but generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights. PRIMECAP generally supports share repurchases.
• Environmental and Social Issues: PRIMECAP votes on these issues based on their potential to improve the prospects for long-term success of a company and investment returns. PRIMECAP expects companies to comply with applicable laws and regulations with regards to environment and social standards.
Proxy Voting Records
Upon client request, PRIMECAP will provide reports of its proxy voting record as it relates to the securities held in the client’s account(s) for which PRIMECAP has proxy voting authority. PRIMECAP utilizes the services of a third-party proxy voting firm to maintain records on proxy votes for its clients.
Annual Assessment
PRIMECAP will conduct an annual assessment of this proxy voting policy and related procedures.
SAI 059 012022

PART C
VANGUARD CHESTER FUNDS
OTHER INFORMATION
Item 28. Exhibits
(a)	Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed with Post-Effective Amendment No. 82 on August 4, 2017, is hereby incorporated by reference.
(b)	By-Laws, Amended and Restated By-Laws, filed with Post-Effective Amendment No. 89, dated January 31, 2021, are hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d)
Investment Advisory Contracts, for PRIMECAP Management Company, filed with Post- Effective Amendment No.
37 dated January 31, 2007, is hereby incorporated by reference. The Vanguard Group, Inc., provides investment advisory services to Vanguard Target Retirement Funds and Vanguard Institutional Target Retirement Funds pursuant to the Fifth Amended and Restated Funds' Service Agreement, refer to Exhibit (h) below.

(e)	Underwriting Contracts, not applicable.
(f)	Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in Part B of this Registration Statement.
(g)
Custodian Agreements, for The Bank of New York Mellon, filed with Post-Effective Amendment No. 87, dated
January 31, 2020, is hereby incorporated by reference. For JPMorgan Chase Bank, is filed herewith.

(h)	Other Material Contracts, Fifth Amended and Restated Funds' Service Agreement, filed with Post-Effective Amendment No. 89, dated January 31, 2021, is hereby incorporated by reference.
(i)	Legal Opinion, not applicable.
(j)	Other Opinions, Consent of Independent Registered Public Accounting Firm, is filed herewith.
(k)	Omitted Financial Statements, not applicable.
(l)	Initial Capital Agreements, not applicable.
(m)	Rule 12b-1 Plan, not applicable.
(n)	Rule 18f-3 Plan, is filed herewith.
(o)	Reserved.
(p)	Codes of Ethics , PRIMECAP Management Company, filed with Post-Effective Amendment No. 89, dated January 31, 2021, is hereby incorporated by reference. For The Vanguard Group, Inc., is filed herewith.
Item 29. Persons Controlled by or under Common Control with Registrant
None.
Item 30. Indemnification
The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Securities Act) may be permitted for directors, officers, or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.
Item 31. Business and Other Connections of Investment Advisers
PRIMECAP Management Company (PRIMECAP) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 31 of officers and directors of PRIMECAP, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by PRIMECAP pursuant to the Advisers Act (SEC File No. 801–19765).
The Vanguard Group, Inc. (Vanguard), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 31 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801- 11953).
Item 32. Principal Underwriters
(a)
Vanguard Marketing Corporation, a wholly owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of over 200 funds.

(b)	The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, PA 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
Matthew J. Benchener	Chairman, Vice President, and Chief Executive Officer Designee	None
Karin A. Risi	Vice President	None
Thomas M. Rampulla	Vice President	None
Michael Rollings	Vice President	Finance Director
Caroline Cosby	Vice President, Assistant Secretary, and General Counsel	None
Matthew C. Brancato	Vice President	None
Mortimer J. Buckley	President	Chairman of the Board of Trustees, Chief Executive Officer, and President
John E. Schadl	Assistant Vice President	Chief Compliance Officer
Beth Morales Singh	Secretary	None
Erica Green	Chief Compliance Officer	None
Sarah Green	Anti-Money Laundering Officer	None
Nitin Tandon	Chief Information Officer	None
Manish Nagar	Chief Information Security Officer	None
Salvatore L. Pantalone	Financial and Operations Principal and Treasurer	None
Celeste Hagerty	Financial and Operations Principal	None
Danielle Corey	Annuity and Insurance Officer	None
Jeff Seglem	Annuity and Insurance Officer	None
Barbara Bock	Controller	None
Jason Botzler	Vice President	None
John Cleborne	Vice President	None
James M. Delaplane Jr.	Vice President	None

Name	Positions and Office with Underwriter	Positions and Office with Funds
Andrew Kadjeski	Vice President	None
Amy M. Laursen	Vice President	None
Michael V. Lucci	Vice President	None
Paul M. Jakubowski	Vice President	None
John James	Vice President	None
Douglas R. Mento	Vice President	None
Jodi Miller	Vice President	None
David Petty	Vice President	None
David MacBride	Vice President	None

(c)	Not applicable.
Item 33. Location of Accounts and Records
The books, accounts, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of the Registrant, 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; the Registrant's Custodians, The Bank of New York Mellon, 240 Greenwich Street, New York, NY 10286, and JPMorgan Chase Bank, 383 Madison Avenue, New York, NY 10179; and the Registrant's investment advisors at their respective locations identified in this Registration Statement. identified in this Registration Statement.
Item 34. Management Services
Other than as set forth in the section entitled “Management of the Funds” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 28th day of January, 2022.
VANGUARD CHESTER FUNDS
BY:
/s/ Mortimer J. Buckley*

Mortimer J. Buckley
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date
/s/ Mortimer J. Buckley* Mortimer J. Buckley	Chairman and Chief Executive Officer	January 28, 2022
/s/ Tara Bunch* Tara Bunch	Trustee	January 28, 2022
/s/ Emerson U. Fullwood* Emerson U. Fullwood	Trustee	January 28, 2022
/s/ Amy Gutmann* Amy Gutmann	Trustee	January 28, 2022
/s/ Joseph Loughrey* Joseph Loughrey	Trustee	January 28, 2022
/s/ Mark Loughridge* Mark Loughridge	Trustee	January 28, 2022
/s/ Scott C. Malpass* Scott C. Malpass	Trustee	January 28, 2022
/s/ Deanna Mulligan* Deanna Mulligan	Trustee	January 28, 2022
/s/ André F. Perold* André F. Perold	Trustee	January 28, 2022
/s/ Sarah Bloom Raskin* Sarah Bloom Raskin	Trustee	January 28, 2022
/s/ David Thomas* David Thomas	Trustee	January 28, 2022
/s/ Peter F. Volanakis* Peter F. Volanakis	Trustee	January 28, 2022

Signature	Title	Date
/s/ Christine Buchanan* Christine Buchanan	Chief Financial Officer	January 28, 2022
*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see File Number 811-02652), Incorporated by Reference.